File Nos. 333-138322
811-21974

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 18
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 18
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-1415
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2018 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2018 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Qualified Variable Deferred Group Annuity Contract funded through Horace Mann Life Insurance Company Qualified Group Annuity Separate Account of Horace Mann Life Insurance Company
May 1, 2018
This prospectus offers a variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).
Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are:
Lifecycle/Target Date Funds
Fidelity VIP Freedom 2015 SC2
Fidelity VIP Freedom 2025 SC2
Fidelity VIP Freedom 2035 SC2
Fidelity VIP Freedom 2045 SC2
Wilshire Variable Insurance Trust 2015 ETF Fund(1)
Wilshire Variable Insurance Trust 2025 ETF Fund(1)
Wilshire Variable Insurance Trust 2035 ETF Fund(1)
Asset Allocation Funds
Fidelity VIP FundsManager 20% SC2
Fidelity VIP FundsManager 50% SC2
Fidelity VIP FundsManager 60% SC2
Fidelity VIP FundsManager 70% SC2
Fidelity VIP FundsManager 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Core
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS Mid Cap Value Portfolio
Mid Core
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund
Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index
Portfolio—Service Shares
Small Growth
Lord Abbett Series Developing Growth Portfolio
International Stock Funds
Developed Markets
Fidelity VIP Overseas Portfolio SC 2
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity VIP Real Estate SC2
Bond Funds
Corporate Bond
Fidelity VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4
High Yield Bond
BlackRock High Yield V.I. III)
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	On and after May 1, 2015, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.
In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time.
This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference. Additional information about the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2018. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to 877-832-3785 or by telephoning 800-999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.
The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2018.
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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OR CERTIFICATES ISSUED THEREUNDER OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.
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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The person whose life determines the Annuity Payments made under a Certificate.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account: An account established to receive a Participant’s Net Premium.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the Annuity Data pages of the Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.
Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.
Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.
General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
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HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.
Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.
Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.
Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 70 ½ or upon Your death.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.
Underlying Funds: Mutual Funds that are listed in this document and are available for investment by the Separate Account.
Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
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Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract and the Certificates thereunder. Certain Contract features described in this prospectus may not be available in all states or Plans. More detailed information about the material rights and features under the Contract (and the Certificates thereunder) can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract and the Certificates. Terms and conditions of the Contract and Certificates thereunder may be modified as required by law in the State in which the Contract Owner is located. Such variations are described in the Contract and underlying Certificates and any applicable endorsements and riders. The Participant’s rights will also be subject to any limits imposed by a Plan. The employer has the right to limit the investment options available in its Contract and may negotiate with HMLIC to reduce or waive certain charges in the Contract as well as negotiate the addition or deletion of certain benefits described in this prospectus. Refer to the Contract, Your Certificate and the Plan for the specific details of Your product and Your employer’s Plan. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract and the Certificates. For information regarding the fixed portion, refer to the Contract and Your Certificate.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Certificates with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may purchase the Contract offered by this prospectus?
Employers may purchase the Contract and Participants may purchase Certificates thereunder. The Certificates are designed for individuals seeking long-term tax-deferred accumulation of funds.
The Contract offered by this prospectus is for Qualified Retirement Plans. Purchasing a Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
The Contract and the Certificates offered thereunder are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract and Certificates may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
What are my investment choices?
You may invest Your money in up to 24 Investment Options (including the Fixed Account Investment Options) at any one time. The Plan sponsor may limit the Investment Options available in its Plan by electing to exclude certain Investment Options.
(a) Separate Account
Includes Subaccounts, each of which invests in one of the following Underlying Funds:
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Lifecycle/Target Date Funds
Fidelity VIP Freedom 2015 SC2
Fidelity VIP Freedom 2025 SC2
Fidelity VIP Freedom 2035 SC2
Fidelity VIP Freedom 2045 SC2
Wilshire Variable Insurance Trust 2015 ETF Fund(1)
Wilshire Variable Insurance Trust 2025 ETF Fund(1)
Wilshire Variable Insurance Trust 2035 ETF Fund(1)
Asset Allocation Funds
Fidelity VIP FundsManager 20% SC2
Fidelity VIP FundsManager 60% SC2
Fidelity VIP FundsManager 50% SC2
Fidelity VIP FundsManager 70% SC2
Fidelity VIP FundsManager 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Core
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS Mid Cap Value Portfolio
Mid Core
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund
Small Core
Dreyfus Investment Portfolios: Small Cap Stock
Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Developing Growth Portfolio
International Stock Funds
Developed Markets
Fidelity VIP Overseas Portfolio SC 2
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity VIP Real Estate SC2
Bond Funds
Corporate Bond
Fidelity VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio
(1)	On and after May 1, 2015, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
(b) Fixed Account — You also may direct Your money to the Fixed Account and receive a guaranteed rate of return. For additional information about the Fixed Account and the Investment Options available thereunder, please see Your Certificate or “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account.” The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
When can I transfer between accounts?
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions— Transfers.”
May I withdraw all or part of my Participant Account Value before the Annuity Date?
Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”) or Your employer’s Plan, You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses—Surrender Charges” and/or a Market Value Adjustment as
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described in “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds— The Fixed Account.” You should refer to Your Certificate for Your specific charges. In any Certificate Year, You may withdraw a portion of Your premium payments received for Your Certificate and not assumed to have been previously withdrawn without a surrender charge and/or a Market Value Adjustment. You may have to pay federal income taxes and a penalty tax if You surrender or make a withdrawal from Your Certificate. For complete details see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
The IRC provides an additional tax (penalty tax) for premature distributions from Qualified Contracts. Values may not be withdrawn from Qualified Contracts, except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
We will deduct a mortality and expense risk fee (M&E Fee) of no greater than 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.
We will deduct an annual maintenance fee from Your Participant Account Value on each Certificate Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Certificate. This fee may not exceed $36. We will waive this fee if Your Participant Account Value equals or exceeds the Participant Account Value threshold specified in Your employer’s Contract, but the threshold will not exceed $50,000 at the time the fee is assessed. This threshold will be stated in Your Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
We may deduct a surrender charge on certain surrenders and withdrawals. The surrender charge is a percentage of the premium payments withdrawn or surrendered. In addition, We may apply a Market Value Adjustment for surrenders, withdrawals, transfers and annuitizations from the Fixed Account. For withdrawals from the Variable Account, the surrender charge is deducted from the Participant’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
We may reduce, waive or eliminate one or more of the above referenced charges or deductions for the Contract or Certificates under a particular Plan. We will not, however, reduce, waive, or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person. You should refer to Your Certificate for Your specific charges.
What charges will I pay on an annual basis for optional riders?
The Contract Owner may select any of the optional riders described below for all Participants in its Plan. Alternatively, any optional rider available under a Contract or Certificate that the Contract Owner has not selected for all Participants in its Plan, may be elected by a Participant at the time of Certificate issue. One or more of these optional riders may not be available to all Plans. You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
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Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. The premium bonus will never exceed 5% and will never be paid longer than 5 years. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. There may be a separate charge for this rider.
Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
What are the federal income tax consequences of investing in a Certificate?
Premium payments made on a pre-tax basis through salary reduction (other than designated Roth contributions) and employer contributions are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Certificate. Distributions will be taxable as ordinary income when received with the exception of benefits attributable to designated Roth premium payments. Earnings attributable to designated Roth premium payments may not be subject to income tax if certain conditions are met. See “Tax Consequences” for further discussion.
The IRC provides an additional tax (penalty tax) for premature distributions from Qualified Contracts. Values may not be withdrawn from Qualified Contracts, except under certain circumstances. See “Tax Consequences.” These Certificates might not be suitable for short-term investment. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 70 ½. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract –Transactions-Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Certificate and am dissatisfied, may I return it?
You may return the Certificate to HMLIC within 30 days of Your receipt of the Certificate. HMLIC will refund the greater of (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance, or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Certificate, or the terms of the Plan. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Certificate. See “The Contract-Annuity Payment Options”.
Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Participant reaches age 70½. See “Tax Consequences.”
Fee Tables and Example

The following tables describe the maximum fees and expenses that You may pay when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer cash value between Investment Options. State premium taxes may also be deducted. These tables assume that all fees and expenses assessed under the contract are applicable. Actual fees and expenses applicable to Your Certificate will be shown in Your Certificate.
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Participant Transaction Expenses(1)
Surrender Charges(2) (as a percentage of premium payments surrendered or withdrawn, if applicable)
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
The next table describes the maximum fees and expenses that You will pay periodically during the time that You own the Certificate, not including Underlying Fund fees and expenses.
Periodic Fees and Expenses
Annual Maintenance Fee(3)	$ 36
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Rider Charges (as a percentage of average Participant Account Value)
Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium	0.20% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest	0.30% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium	0.05%
Premium Bonus Rider	0.50%
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2017. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(5)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.60%
The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund (“Global Allocation Fund”), each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date
(1)	Any premium taxes relating to this Certificate may be deducted from the premium or deducted in computing the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
(2)	See Your Certificate for the surrender charge schedule that applies to You. In no event will the surrender charge apply after the 10th Certificate Anniversary.
(3)	We deduct a pro rata portion of this fee upon the surrender of the Certificate. We currently waive the annual maintenance fee if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
(4)	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.
(5)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2017. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “The Contract—Transaction-Market Timing” for a discussion of these fees.
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Fund, American Funds IS Managed Risk Asset Allocation Fund, and Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectuses for the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.
Example
This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.
The Example assumes that You invest $10,000 at Certificate issue in the Variable Account of the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2017, without reflecting the impact of any Underlying Fund fee or expense waivers, and a surrender charge as described above. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
If You surrender Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,172	$1,824	$2,382	$3,811
If You do NOT surrender or if You annuitize Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$361	$1,096	$1,849	$3,811
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in "Appendix A - Condensed Financial Information” and in the Statement of Additional Information.
Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over
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the investment of the assets of the Fixed Account. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.
The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.
The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.
The Separate Account
On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.
The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”. Not all Investment Options may be available to all Plans.
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Name	Objective	Investment Type	Adviser
Fidelity VIP Freedom 2015 SC2(1)	High total return	Lifecycle/Target date	The Fidelity VIP Freedom 2015 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP Freedom 2025 SC2(1)	High total return	Lifecycle/Target date	The Fidelity VIP Freedom 2025 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP Freedom 2035 SC2(1)	High total return	Lifecycle/Target date	The Fidelity VIP Freedom 2035 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP Freedom 2045 SC2(1)	High total return	Lifecycle/Target date	The Fidelity VIP Freedom 2045 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Wilshire Variable Insurance Trust 2015 ETF Fund(1)(2)	High current income/Capital appreciation	Lifecycle/Target date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
Wilshire Variable Insurance Trust 2025 ETF Fund(1)(2)	High current income/Capital appreciation	Lifecycle/Target date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
Wilshire Variable Insurance Trust 2035 ETF Fund(1)(2)	High current income/Capital appreciation	Lifecycle/Target date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
Fidelity VIP FundsManager 20% SC2(1)	High current income	Asset allocation	The Fidelity VIP FundsManager 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP FundsManager 50% SC2(1)	High total return	Asset allocation	The Fidelity VIP FundsManager 50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP FundsManager 60% SC2(1)	High total return	Asset allocation	The Fidelity VIP FundsManager 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP FundsManager 70% SC2(1)	High total return	Asset allocation	The Fidelity VIP FundsManager 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP FundsManager 85% SC2(1)	High total return	Asset allocation	The Fidelity VIP FundsManager 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
American Funds IS Blue Chip Income and Growth Fund	Current income and long-term capital appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management CompanySM.
Fidelity VIP Index 500 Portfolio SC2	Current income/Capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 600 is managed by Goede, a subadvisor to the fund.
JPMorgan Insurance Trust U.S. Equity Portfolio	High total return	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.
American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management CompanySM.
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Name	Objective	Investment Type	Adviser
MFS Mid Cap Value Portfolio	Long-term capital appreciation	Medium value	The MFS Mid Cap Value Portfolio is advised by MFS.
Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management, Inc. and subadvised by Ameritas Investment Partners, Inc.
Wells Fargo VT Discovery Fund(SM)	Long-term capital appreciation	Medium growth	The Wells Fargo VT Discovery Fund (SM) is subadvised by Wells Fargo Funds Management, LLC.
JPMorgan Small Cap Value Fund	Long-term capital growth	Small value	The JPMorgan Small Cap Value Fund is advised by J. P. Morgan Investment Management Inc.
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios. Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.
Lord Abbett Series Developing Growth Portfolio	Long-term capital growth	Small growth	The Lord Abbett Series Fund — Developing Growth Portfolio is advised by Lord, Abbett & Co. LLC.
American Funds IS New World Fund	Long-term capital appreciation	Emerging markets	The American Funds IS New World Fund is advised by Capital Research and Management CompanySM.
Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	Developed markets	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Fidelity VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
BlackRock High Yield V.I. III	High current income/Capital growth	High Yield bond	The BlackRock High Yield V.I. III is advised by BlackRock Advisers, LLC.
Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Corporate bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Templeton Global Bond VIP Fund—Class 4	High current income/Preservation of capital	Global bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.
American Funds IS Managed Risk Asset Allocation Fund(1)	High total return; Long-term capital appreciation; Preservation of capital while seeking to manage volatility and provide downside protection	Balanced	The American Funds IS Managed Risk Asset Allocation Fund is advised by Capital Research and Management CompanySM. Milliman Financial Risk Management LLC is the subadviser with respect to the management of the fund’s managed risk strategies.
Wilshire VIT Global Allocation Fund(1)	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
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Name	Objective	Investment Type	Adviser
T. Rowe Price Government Money Portfolio	Current income/Preservation of capital	Money market	The T. Rowe Price Government Money Portfolio is advised by T. Rowe Price Associates, Inc.
(1)	Each of these Underlying Funds is considered a “fund of funds”. This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.
(2)	On and after May 1, 2015, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Availability of Options—Some Underlying Funds may not be available through certain Plans or in some states. For example, some Underlying Funds may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered.
Limit on Number of Subaccounts Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Certificate.
Selection of Underlying Funds—We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”). We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Participant Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. The Plan will determine which Investment Options are available for its Participants. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment advisor or a sub-advisor of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all of such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Plan Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Certificates and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisors or subadvisors (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
In addition, We receive payments from Wilshire Associates Incorporated, as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle fund assets, which are paid by all investors in the Lifecycle Funds, including Participants who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.
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Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts (and the Certificates thereunder), and that We, in the role of intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.
The Contract
Who owns the money accumulated under the Contract?
Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.
Participants’ Rights
The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.
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Purchasing a Certificate
To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a suitability form. For 403(b), 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/ Participant, but the Participant will still be required to complete an enrollment form and suitability form.
Enrollment forms are to be sent to Our Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.
Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.
Canceling the Certificate
You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time on that day. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.
Accumulation Units and Accumulation Unit Value—Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, operating expenses of the Underlying Fund and the deduction of certain charges under the Certificate.
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Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions, set forth below and the market timing restrictions (see “Market Timing”) You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets your investment criteria:
•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•	If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.
Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example when an underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.
A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
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Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2015, no new transfers are allowed to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
On and after May 1, 2015, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing dollar cost averaging programs:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program.
HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
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Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match your premium allocation. If we receive a request to rebalance to allocations different from the current premium allocation, we will change the premium allocations to those on the rebalancing request.
On and after May 1, 2015, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
Changes to Premium Allocations—A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information—Forms Availability.”
On and after May 1, 2015, Participants are not allowed to begin or increase allocations to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
Market Timing—The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
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The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Participants may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.
The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distribution. (See “Tax Consequences.”)
A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Tax Consequences” and “Other Information— Forms Availability.” Additional forms or requirements may be imposed by the employer.
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed. In addition, if we suspect financial fraud we may ask for additional authentication (including but not limited to a Medallion signature guarantee).
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We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:
1.	from the premium payment paid on a first in first out basis; then
2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.
Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.
If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.
Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.
The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If You request a withdrawal in 2018 for hardship purposes from Your 403(b) Certificate or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all other retirement plans of Your employer for six months (or an additional period of time as may be provided in Your employer’s Plan). You should consult with Your Plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions. If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Systematic Withdrawals—Before Commencement of Annuity Period, You may take systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Option from which those withdrawals will be taken must be submitted to Us in writing and in good form. Any applicable surrender charges and Market Value Adjustment will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•	Interest only—Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year.
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•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account. In addition, determination of Account Value and processing the transaction may be deferred, if pursuant to SEC rules, T. Rowe Price Government Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the fund until the fund pays redemption proceeds.
We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.
If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.
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Deductions and Expenses
We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Certificates
•	Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options
Costs and Expenses We Incur:
•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal income, state and local premium, and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fee)
Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses—We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.
All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.
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The surrender charge will never the greater than the schedule below:
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
In no event will the surrender charge apply after the 10th Certificate Anniversary.
The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.
Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.
Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.
In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We will deduct an annual maintenance fee of no more than $36 from each Certificate on each Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.
If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
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Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
Death Benefits
Death Benefit Proceeds
If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The payment of the death benefit to a beneficiary may be delayed if, pursuant to SEC rules, the T. Rowe Price Government Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the fund. We will delay the payment of any death benefit from the fund until the fund pays redemption proceeds.
The beneficiary will receive the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any rider attached to the Certificate.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary
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does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Guaranteed Minimum Death Benefit—Return of Premium
Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date.
This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Step-up with Return of Premium
Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider; or
4.	the Step-Up Death Benefit described in this rider.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit.
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Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.
The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Return of Premium with Interest
Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider attached to the Certificate; or
3.	the Return of Premium with Interest Death Benefit described in this rider.
Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:
1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
2.	0 percent thereafter.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.
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We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.
Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Annuity Payments
Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 70 ½ or retires. (See “Tax Consequences—Taxation of Annuity Benefits.”)
The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion applied to purchase Annuity Payments may be subject to income tax and an additional 10% penalty tax. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received in Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form in Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
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•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Certificate.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies) as scheduled.
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.
Joint and Survivor Annuity—Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
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Other Payout Options—If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:
a.	receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or
b.	leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9),(See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.	elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccount(s) may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
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Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing an annuity contract/certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Premature Distribution Tax—In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Participant reaches age 59½;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Death Benefits—Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.
Contract/Certificate Transactions—A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. IRS guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
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Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59½, dies or becomes disabled.
Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), the terms of the loan require substantially level payments over the term of the loan, the loan amount does not exceed $50,000 or 50% of the value of the Certificate if less, and the terms of the loan are evidenced by a legally enforceable agreement.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the
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new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 Contracts/Certificates only amounts eligible for distribution can be rolled over.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional Individual Retirement Annuity (IRA), an IRC Section 408(k) Simplified Employee Pension (SEP) IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan or a Section 401(k) plan, or to a Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
IRC Section 408(p) Savings Incentive Match Plan for Employees (SIMPLE IRA) may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.
For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 ½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals, and
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001.
34

Required Minimum Distributions—The Participant of a Qualified Contract is generally required to take certain required minimum distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.
The Participant must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and 401 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 70 ½ or retires.
Upon the death of the Participant, the beneficiary must take distributions under one of the following two rules:
1.	If the Participant dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as under the method of distribution in effect as of the Participant’s date of death.
2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 70 ½. If the Certificate value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Participant’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA”.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.
Section 403(b) Tax-Deferred Annuity—A Section 403(b) (or tax-sheltered) Contract/Certificate is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $18,500 for 2018 or 100% of income. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,000 for 2018, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) Certificates generally cannot be made until the Participant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. Section 403(b) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Certificates are subject to the required minimum distribution rules.
Section 457(b) Eligible Governmental Plan—A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $18,500 for 2018 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2018, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth
35

457(b) contributions which are included in income in the year contributed. Distributions are not generally allowed until the Participant reaches age 70 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Section 457(b) annuity certificate accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) contracts/certificates are subject to the required minimum distribution rules.
Section 401—Section 401 permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $18,500 for 2018 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2018 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. Section 401 accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 Certificates are subject to the required minimum distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.
We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.
36

Other Information
Distribution of the Contract— The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 5.25% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings— HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.
Modification of the Contract and Certificates— The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.
Registration Statement— A registration statement of which this prospectus is a part, has been filed with the SEC under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.
Communications to Participants— To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030
(toll-free) or by accessing HMLIC’s website at horacemann.com.HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.
Participant Inquiries— A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability— Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA— Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
37

Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2018 for the Separate Account
Please mail the above document to:

(Name)

(Address)

(City/State/Zip)
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
38

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 2006 but not funded until January 2, 2008. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit We use to calculate the value of Your interest in a Subaccount. The Calvert VP S&P MidCap 400 Index and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The JPMorgan Insurance Trust U.S. Equity Portfolio, American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The MFS Mid Cap Value Portfolio, Franklin High Income VIP Fund, Fidelity VIP Real Estate SC2, JPMorgan Small Cap Value, Fidelity VIP Freedom 2015 SC2, Fidelity VIP Freedom 2025 SC2, Fidelity VIP Freedom 2035 SC2, Fidelity VIP Freedom 2045 SC2, Fidelity VIP FundsManager 20% SC2, Fidelity VIP FundsManager 50% SC2, Fidelity VIP FundsManager 60% SC2, Fidelity VIP FundsManager 70% SC2, and Fidelity VIP FundsManager 85% SC2 were added to the Separate Account on May 1, 2015. The BlackRock High Yield V.I. III was added to the Separate Account on May 1, 2017. All other Underlying Funds not specified above were added to the Separate Account on January 2, 2008.
The tables below show two sets of Accumulation Unit Values that reflect the highest and lowest levels of annual expenses available under the Contracts as of the date of this prospectus. The information for all other Accumulation Unit Values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at P.O. Box 4657, Springfield, Illinois 62708-4657, calling Us at (800) 999-1030, or faxing Us at (877) 832-3785.
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Income and Growth Fund	12/31/2017	$ 17.18	$ 19.88	3
	12/31/2016	14.54	17.18	3
	12/31/2015	15.06	14.54	3
	12/31/2014	13.62*	15.06	9
American Funds IS Growth Fund	12/31/2017	$ 96.39	$121.66	198
	12/31/2016	89.31	96.39	2
	12/31/2015	84.39	89.31	2
	12/31/2014	78.04*	84.39	2
American Funds IS Managed Risk Asset Allocation Fund	12/31/2017	$ 12.87	$ 14.60	10
	12/31/2016	12.05	12.87	10
	12/31/2015	12.24	12.05	10
	12/31/2014	11.93*	12.24	11
American Funds IS New World Fund	12/31/2017	$ 22.69	$ 28.93	344
	12/31/2016	21.87	22.69	345
	12/31/2015	22.89	21.87	37
	12/31/2014	24.81*	22.89	5
BlackRock High Yield V.I. III	12/31/2017	$ 7.38*	$ 7.52	6885
39

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2017	$123.26	$140.76	191
	12/31/2016	104.22	123.26	235
	12/31/2015	109.02	104.22	2
	12/31/2014	101.40	109.02	2
	12/31/2013	77.68	101.40	2
	12/31/2012	66.78	77.68	2
	12/31/2011	68.85	66.78	4
	12/31/2010	63.50*	68.85	2
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares	12/31/2017	$ 30.63	$ 34.01	550
	12/31/2016	24.7	30.63	752
	12/31/2015	25.7	24.7	7
	12/31/2014	24.86	25.70	7
	12/31/2013	17.94	24.86	7
	12/31/2012	15.57	17.94	7
	12/31/2011	15.71	15.57	11
	12/31/2010	12.68	15.71	14
	12/31/2009	10.26	12.68	13
	12/31/2008	20.48*	10.26	13
Fidelity VIP Freedom 2015 SC2	12/31/2017	$ 13.01	$ 14.86	8
	12/31/2016	12.39	13.01	8
	12/31/2015	12.95*	12.39	8
Fidelity VIP Freedom 2025 SC2	12/31/2017	$ 13.65	$ 15.97	7
	12/31/2016	12.95	13.65	7
	12/31/2015	13.63*	12.95	7
Fidelity VIP Freedom 2035 SC2	12/31/2017	$ 20.38	$ 24.95	5
	12/31/2016	19.24	20.38	5
	12/31/2015	20.44*	19.24	5
Fidelity VIP Freedom 2045 SC2	12/31/2017	$ 19.34	$ 23.72	5
	12/31/2016	18.25	19.34	5
	12/31/2015	19.39*	18.25	5
Fidelity FundsManager 20% SC2	12/31/2017	$ 11.30	$ 11.95	20
	12/31/2016	11.10	11.30	20
	12/31/2015	11.36*	11.10	9
Fidelity FundsManager 50% SC2	12/31/2017	$ 12.22	$ 13.79	695
	12/31/2016	11.89	12.22	445
	12/31/2015	12.38*	11.89	159
Fidelity FundsManager 60% SC2	12/31/2017	$ 11.55	$ 13.32	521
	12/31/2016	11.15	11.55	447
	12/31/2015	11.61*	11.15	9
Fidelity FundsManager 70% SC2	12/31/2017	$ 12.60	$ 14.80	694
	12/31/2016	12.13	12.60	528
	12/31/2015	12.68*	12.13	8
40

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity FundsManager 85% SC2	12/31/2017	$ 12.48	$ 15.15	135
	12/31/2016	11.96	12.48	136
	12/31/2015	12.57*	11.96	8
Fidelity VIP Index 500 Portfolio SC2	12/31/2017	$269.44	$323.08	129
	12/31/2016	244.45	269.44	117800
	12/31/2015	244.87	244.45	36
	12/31/2014	218.84	244.87	39
	12/31/2013	167.94	218.84	39
	12/31/2012	147.02	167.94	39
	12/31/2011	146.19	147.02	39
	12/31/2009	127.75	146.19	31
	12/31/2009	102.12	127.75	1
	12/31/2008	160.48*	102.12	1
Fidelity VIP Investment Grade Bond Portfolio	12/31/2017	$ 16.03	$ 16.35	9
	12/31/2016	15.61	16.03	10
	12/31/2015	15.99	15.61	11
	12/31/2014	15.35	15.99	13
	12/31/2013	15.86	15.35	41
	12/31/2012	15.20	15.86	64
	12/31/2011	14.38	15.20	70
	12/31/2010	13.55	14.38	26
	12/31/2009	11.90	13.55	16
	12/31/2008	12.62*	11.90	16
Fidelity VIP Overseas Portfolio SC2	12/31/2017	$ 20.95	$ 26.90	207
	12/31/2016	22.4	20.95	126
	12/31/2015	21.95	22.40	107
	12/31/2014	24.24	21.95	90
	12/31/2013	18.85	24.24	73
	12/31/2012	15.85	18.85	54
	12/31/2011	19.41	15.85	41
	12/31/2010	17.43	19.41	19
	12/31/2009	13.89	17.43	11
	12/31/2008	25.04*	13.89	8
Fidelity VIP Real Estate SC2	12/31/2017	$ 20.89	$ 21.41	233
	12/31/2016	19.96	20.89	346
	12/31/2015	19.45*	19.96	5
JPMorgan Insurance Trust US Equity Portfolio	12/31/2017	$ 29.69	$ 35.67	5
	12/31/2016	27.03	29.69	5
	12/31/2015	26.92	27.03	5
	12/31/2014	24.04	26.92	5
JPMorgan Small Cap Value Fund	12/31/2017	$ 31.44	$ 32.18	4
	12/31/2016	24.36	31.44	4
	12/31/2015	26.64*	24.36	4
41

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Lord Abbett Series Fund Developing Growth Portfolio	12/31/2017	$ 23.21	$ 29.85	6
	12/31/2016	23.96	23.21	6
	12/31/2015	26.44	23.96	6
	12/31/2014	25.67	26.44	6
	12/31/2013	18.17*	25.67	5
MFS Mid Cap Value Portfolio	12/31/2017	$ 10.78	$ 12.08	63
	12/31/2016	9.43	10.78	53
	12/31/2015	10.14*	9.43	42
T. Rowe Price Government Money Portfolio	12/31/2017	$ 0.93	$ 0.92	21,847
	12/31/2016	0.94	0.93	2,660
	12/31/2015	0.95	0.94	2,274
	12/31/2014	0.96	0.95	1,893
	12/31/2013	0.97	0.96	1,516
	12/31/2012	0.99	0.97	1,129
	12/31/2011	1.00	0.99	1,217
	12/31/2010	1.01	1.00	753
	12/31/2009	1.02	1.01	523
	12/31/2008	1.00*	1.02	415
Templeton Global Bond VIP Fund - Class 4	12/31/2017	$ 21.36	$ 21.47	478
	12/31/2016	21.03	21.36	468
	12/31/2015	22.27	21.03	457
	12/31/2014	22.17	22.27	451
	12/31/2013	22.11	22.17	436
	12/31/2012	19.47	22.11	426
	12/31/2011	19.90	19.47	425
	12/31/2010	19.18*	19.90	417
Wells Fargo VT Discovery Fund	12/31/2017	$ 34.20	$ 43.55	6
	12/31/2016	32.3	34.2	6
	12/31/2015	33.29	32.30	6
	12/31/2014	33.71	33.29	6
	12/31/2013	23.83	33.71	6
	12/31/2012	20.34	23.83	6
	12/31/2011	20.53	20.34	16
	12/31/2010	15.37	20.53	10
	12/31/2009	11.04	15.37	10
	12/31/2008	19.85*	11.04	10
Wilshire VIT 2015 Fund(1)	12/31/2017	$ 14.05	$ 15.36	10
	12/31/2016	13.29	14.05	10
	12/31/2015	13.65	13.29	10
	12/31/2014	13.08	13.65	10
	12/31/2013	11.91	13.08	10
	12/31/2012	10.64	11.91	10
	12/31/2011	10.66	10.64	26
	12/31/2010	9.72	10.66	16
	12/31/2009	8.17	9.72	76
	12/31/2008	10.91*	8.17	76
42

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2025 Fund(1)	12/31/2017	$ 13.29	$ 14.98	1,526
	12/31/2016	13.29	13.29	1,530
	12/31/2015	13.06	13.29	1,534
	12/31/2014	12.58	13.06	1,537
	12/31/2013	11.35	12.58	1,541
	12/31/2012	10.19	11.35	1,791
	12/31/2011	10.28	10.19	2,276
	12/31/2010	9.30	10.28	1,654
	12/31/2009	7.81	9.30	985
	12/31/2008	10.94*	7.81	355
Wilshire VIT 2035 Fund(1)	12/31/2017	$ 12.79	$ 14.78	933
	12/31/2016	12.09	12.79	838
	12/31/2015	12.52	12.09	541
	12/31/2014	12.03	12.52	455
	12/31/2013	10.62	12.03	157
	12/31/2012	9.43	10.62	368
	12/31/2011	9.71	9.43	140
	12/31/2010	8.72	9.71	231
	12/31/2009	7.30	8.72	35
	12/31/2008	10.96*	7.30	35
Wilshire VIT Global Allocation Fund	12/31/2017	$ 25.21	$ 28.68	1,013
	12/31/2016	24.07	25.21	1,184
	12/31/2015	24.37	24.07	1,176
	12/31/2014	24.14	24.37	1,200
	12/31/2013	20.66	24.14	230
	12/31/2012	18.65	20.66	230
	12/31/2011	19	18.65	234
	12/31/2010	17.39	19.00	210
	12/31/2009	14.99	17.39	11
	12/31/2008	20.62*	14.99	10
0.75 M & E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Income and Growth Fund	12/31/2017	$ 17.00	$ 19.70	45,135
	12/31/2016	14.46	17.00	29,731
	12/31/2015	15.05	14.46	10,098
	12/31/2014	13.62*	15.05	121
American Funds IS Growth Fund	12/31/2017	$ 96.77	$122.94	10,216
	12/31/2016	89.26	96.77	6,814
	12/31/2015	84.34	89.26	2,239
	12/31/2014	78.04*	84.34	4
43

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Manged Risk Asset Allocation Fund	12/31/2017	$ 12.84	$ 14.63	13,902
	12/31/2016	12.06	12.84	12,684
	12/31/2015	12.24	12.06	8,159
	12/31/2014	11.93*	12.24	10
American Funds IS New World Fund	12/31/2017	$ 22.86	$ 29.29	12,205
	12/31/2016	21.93	22.86	10,194
	12/31/2015	22.86	21.93	2,727
	12/31/2014	24.81*	22.86	578
BlackRock High Yield V.I. III	12/31/2017	$ 7.38*	$ 7.59	1,591
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2017	$128.74	$147.75	19,755
	12/31/2016	108.11	128.74	16053
	12/31/2015	112.17	108.11	1,142
	12/31/2014	103.68	112.17	423
	12/31/2013	78.84	103.68	260
	12/31/2012	67.88	78.84	109
	12/31/2011	69.14	67.88	41
	12/31/2010	63.50*	69.14	3
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares	12/31/2017	$ 32.46	$ 36.22	98,264
	12/31/2016	26.01	32.46	74,365
	12/31/2015	26.83	26.01	10,936
	12/31/2014	25.71	26.83	7,751
	12/31/2013	18.41	25.71	6,483
	12/31/2012	16.02	18.41	5,459
	12/31/2011	16.06	16.02	3,720
	12/31/2010	12.84	16.05	2,859
	12/31/2009	10.34	12.84	1,170
	12/31/2008	13.26*	10.34	17
Fidelity VIP Freedom 2015 SC2	12/31/2017	$ 12.97	$ 14.78	3,538
	12/31/2016	12.38	12.97	3468
	12/31/2015	12.95*	12.38	48
Fidelity VIP Freedom 2025 SC2	12/31/2017	$ 13.63	$ 15.90	4,380
	12/31/2016	12.95	13.63	2848
	12/31/2015	13.63*	12.95	822
Fidelity VIP Freedom 2035 SC2	12/31/2017	$ 20.37	$ 24.88	13,689
	12/31/2016	19.26	20.37	11947
	12/31/2015	20.44*	19.26	12
Fidelity VIP Freedom 2045 SC2	12/31/2017	$ 19.30	$ 23.62	11,956
	12/31/2016	18.24	19.30	7170
	12/31/2015	19.39*	18.24	176
Fidelity FundsManager 20% SC2	12/31/2017	$ 11.30	$ 12.03	1,034
	12/31/2016	11.10	11.30	46
	12/31/2015	11.36*	11.10	18
44

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity FundsManager 50% SC2	12/31/2017	$ 12.33	$ 13.99	173
	12/31/2016	11.94	12.33	143
	12/31/2015	12.38*	11.94	16
Fidelity FundsManager 60% SC2	12/31/2017	$ 11.59	$ 13.43	25,002
	12/31/2016	11.16	11.59	23038
	12/31/2015	11.61*	11.16	17
Fidelity FundsManager 70% SC2	12/31/2017	$ 12.64	$ 14.92	16,310
	12/31/2016	12.14	12.64	14628
	12/31/2015	12.68*	12.14	8
Fidelity FundsManager 85% SC2	12/31/2017	$ 12.51	$ 15.27	43,502
	12/31/2016	11.95	12.51	40355
	12/31/2015	12.57*	11.95	37
Fidelity VIP Index 500 Portfolio SC2	12/31/2017	$275.64	$332.17	40,881
	12/31/2016	248.86	275.64	36,722
	12/31/2015	248.05	248.86	10,267
	12/31/2014	220.58	248.05	8,796
	12/31/2013	168.45	220.58	7,512
	12/31/2012	146.75	168.45	6,490
	12/31/2011	145.23	146.75	5,236
	12/31/2010	127.49	145.23	4,026
	12/31/2009	101.67	127.49	2,036
	12/31/2008	134.60*	101.67	11
Fidelity VIP Investment Grade Bond Portfolio	12/31/2017	$ 16.47	$ 17.00	43,353
	12/31/2016	15.89	16.47	38,846
	12/31/2015	16.14	15.89	35,368
	12/31/2014	15.4	16.14	32,153
	12/31/2013	15.84	15.4	27,389
	12/31/2012	15.11	15.84	21,448
	12/31/2011	14.22	15.11	16,443
	12/31/2010	13.32	14.22	10,896
	12/31/2009	11.61	13.32	5,172
	12/31/2008	12.11*	11.61	16
Fidelity VIP Overseas Portfolio SC2	12/31/2017	$ 19.53	$ 25.20	110,433
	12/31/2016	20.77	19.53	102,825
	12/31/2015	20.26	20.77	87,787
	12/31/2014	22.26	20.26	74,287
	12/31/2013	17.23	22.26	63,675
	12/31/2012	14.42	17.23	54,198
	12/31/2011	17.57	14.42	43,794
	12/31/2010	15.68	17.57	32,653
	12/31/2009	12.51	15.68	19,079
	12/31/2008	18.72*	12.51	11
Fidelity VIP Real Estate Portfolio SC2	12/31/2017	$ 20.89	$ 21.51	36,431
	12/31/2016	19.95	20.89	31,193
	12/31/2015	19.45*	19.95	2,164
45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
JPMorgan Insurance Trust US Equity Portfolio	12/31/2017	$ 29.76	$ 36.13	1,238
	12/31/2016	27.02	29.76	1138
	12/31/2015	26.92	27.02	205
	12/31/2014	24.04*	26.92	5
JPMorgan Small Cap Value Fund	12/31/2017	$ 31.37	$ 32.04	570
	12/31/2016	24.34	31.37	270
	12/31/2015	26.64*	24.34	203
Lord Abbett Series Fund Developing Growth Portfolio	12/31/2017	$ 23.24	$ 29.97	5,239
	12/31/2016	24.04	23.24	4,022
	12/31/2015	26.38	24.04	2,347
	12/31/2014	25.63	26.38	1,021
	12/31/2013	18.17*	25.63	121
MFS Mid Cap Value Portfolio	12/31/2017	$ 10.84	$ 12.21	1,547
	12/31/2016	9.44	10.84	762
	12/31/2015	10.14*	9.44	365
T. Rowe Price Government Money Portfolio	12/31/2017	$ 0.96	$ 0.95	138,522
	12/31/2016	0.96	0.96	90,056
	12/31/2015	0.97	0.96	96,176
	12/31/2014	0.98	0.97	99,534
	12/31/2013	0.99	0.98	92,147
	12/31/2012	0.99	0.99	81,316
	12/31/2011	1.01	0.99	68,542
	12/31/2010	1.01	1.01	89,828
	12/31/2009	1.01	1.01	51,579
	12/31/2008	1.00*	1.01	198
Templeton Global Bond VIP Fund - Class 4	12/31/2017	$ 22.23	$ 22.45	997
	12/31/2016	21.77	22.23	675
	12/31/2015	22.94	21.77	456
	12/31/2014	22.73	22.94	1,965
	12/31/2013	22.55	22.73	1,906
	12/31/2012	19.76	22.55	1,867
	12/31/2011	20.10	19.76	1,474
	12/31/2010	19.18*	20.10	10
Wells Fargo VT Discovery FundSM	12/31/2017	$ 36.29	$ 46.51	32,463
	12/31/2016	33.96	36.29	27,745
	12/31/2015	34.73	33.96	21,121
	12/31/2014	34.86	34.73	14,059
	12/31/2013	24.42	34.86	10,365
	12/31/2012	20.89	24.42	8,308
	12/31/2011	20.96	20.89	6,143
	12/31/2010	15.57	20.96	4,535
	12/31/2009	11.17	15.57	2,444
	12/31/2008	18.58*	11.17	11
46

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2015 Fund(1)	12/31/2017	$ 14.46	$ 16.00	4,661
	12/31/2016	13.68	14.46	12,189
	12/31/2015	14.06	13.68	11,047
	12/31/2014	13.52	14.06	12,535
	12/31/2013	12.34	13.52	11,781
	12/31/2012	11.05	12.34	12,574
	12/31/2011	10.96	11.05	10,488
	12/31/2010	9.90	10.96	9,758
	12/31/2009	8.28	9.90	6,352
	12/31/2008	9.82*	8.28	82
Wilshire VIT 2025 Fund(1)	12/31/2017	$ 13.95	$ 15.81	65,512
	12/31/2016	13.17	13.95	62,597
	12/31/2015	13.58	13.17	56,269
	12/31/2014	13.01	13.58	50,055
	12/31/2013	11.68	13.01	42,186
	12/31/2012	10.44	11.68	36,798
	12/31/2011	10.49	10.44	29,600
	12/31/2010	9.44	10.49	22,677
	12/31/2009	7.89	9.44	12,166
	12/31/2008	9.65*	7.89	29
Wilshire VIT 2035 Fund(1)	12/31/2017	$ 13.50	$ 15.67	57,837
	12/31/2016	12.7	13.5	63,136
	12/31/2015	13.08	12.7	55,872
	12/31/2014	12.51	13.08	52,086
	12/31/2013	10.96	12.51	47,824
	12/31/2012	9.67	10.96	38,285
	12/31/2011	9.91	9.67	29,151
	12/31/2010	8.86	9.91	21,400
	12/31/2009	7.38	8.86	10,513
	12/31/2008	9.40*	7.38	93
Wilshire VIT Global Allocation Fund	12/31/2017	$ 26.71	$ 30.53	12,568
	12/31/2016	25.48	26.71	12,106
	12/31/2015	25.67	25.48	11,713
	12/31/2014	25.30	25.67	12,806
	12/31/2013	21.54	25.30	3,038
	12/31/2012	19.36	21.54	1,824
	12/31/2011	19.62	19.36	1,640
	12/31/2010	17.82	19.62	1,211
	12/31/2009	15.20	17.82	834
	12/31/2008	18.19*	15.20	11
*	Inception price on date Underlying Fund was added to the Separate Account.
(1)	On and after May 1, 2015, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
47

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Interest GMDB value at issue is equal to the initial Net Premium.
$100,000
The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.053 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.052 = $102,103
The death benefit is the greatest of the Interest GMDB and the Participant Account Value.
Max [$102,103, $101,000] = $102,103
Example for Guaranteed Minimum Death Benefit—Step-Up with Return of Premium (“Step-Up GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
48

The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:
$105,000
The Step-Up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
49

Appendix C: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.
The MVA Formula
Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.
MVA Factor = 0.9 × {I – (J + .0025)} × N
Where:
I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)
J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.
N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.
Examples:
Assume the following:
•	There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
•	The interest rate is 1 percent.
•	There are no surrender charges.
•	The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.
Calculation of an MVA in a declining interest rate environment
I 6%
J 3%
N 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
○	MVA = .099 × 1010 = $99.99
○	Final withdrawal value = $1,109.99
Calculation of an MVA in an increasing interest rate environment
I 6%
J 9%
N 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
○	MVA = -.117 × 1010 = $-118.17
○	Final withdrawal value = $891.83
50

Retirement Protector Qualified Variable Deferred Group Annuity Contract funded through Horace Mann Life Insurance Company Qualified Group Annuity Separate Account of Horace Mann Life Insurance Company
May 1, 2018
This prospectus offers a variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).
Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are:
Lifecycle/Target Date Funds
Vanguard® Retirement Income Fund
Vanguard® Target Retirement 2015 Fund
Vanguard® Target Retirement 2025 Fund
Vanguard® Target Retirement 2035 Fund
Vanguard® Target Retirement 2045 Fund
Large Company Stock Funds
Large Value
T Rowe Price Equity Income Fund—Investor Class
Large Core
Vanguard® 500 Index Admiral Shares
Large Growth
T Rowe Price Growth Stock Fund—Investor Class
Mid-Size Company Stock Funds
Mid Core
Vanguard® Extended Market Index Admiral Shares
Small Company Stock Funds
Small Value
T Rowe Price Small-Cap Value Fund—Investor Class
Small Core
Vanguard® Small Cap Index Admiral Shares
Small Growth
T Rowe Price New Horizons Fund—Investor Class
International Stock Funds
Developed Markets
T Rowe Price Overseas Stock Fund—Investor Class
Vanguard® Developed Markets Index—Admiral Shares
Vanguard® Developed Markets Index—Investor Shares(2)
Emerging Markets
T Rowe Price Emerging Markets Stock Fund—Investor Class
Vanguard® Emerging Markets Stock Index Admiral Shares
Real Estate
T Rowe Price Global Real Estate— Investor Class
Vanguard® Real Estate Index Fund Admiral Shares
Bond Funds
Corporate Bonds
T Rowe Price New Income Fund—Investor Class
Vanguard® Short-Term Inflation-Protected Securities
Vanguard® Total Bond Market Index Admiral Shares
Global Bond
T Rowe Price International Bond Fund—Investor Class
High Yield Bond
T Rowe Price Spectrum Income Fund—Investor Class
Vanguard® High-Yield Corporate Fund Admiral Shares
Vanguard® High-Yield Corporate Fund Investor Shares(2)
Balanced Fund
Vanguard® STAR Fund
Money Market
Vanguard® Prime Money Market Fund(1)
Vanguard® Federal Money Market Fund

(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard® Prime Money Market Fund
(2)	On and after May 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Vanguard® Developed Markets Index Investor Shares
Vanguard® HighYield Corporate Fund Investor Shares
Trademarks used in this document are owned by and used with the permission of the appropriate company.
Vanguard® is a trademark of The Vanguard Group, Inc.

In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time.
This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference. Additional information about the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2018. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to 877-832-3785 or by telephoning 800-999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.
The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2018.
2

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OR CERTIFICATES ISSUED THEREUNDER OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.
3

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The person whose life determines the Annuity Payments made under a Certificate.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account: An account established to receive a Participant’s Net Premium.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the Annuity Data pages of the Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.
Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.
Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.
General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
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HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.
Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.
Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.
Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 70 ½ or upon Your death.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.
Underlying Funds: Mutual Funds that are listed in this document and are available for investment by the Separate Account.
Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
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Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract and the Certificates thereunder. Certain Contract features described in this prospectus may not be available in all states or Plans. More detailed information about the material rights and features under the Contract (and the Certificates thereunder) can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract and the Certificates. Terms and conditions of the Contract and Certificates thereunder may be modified as required by law in the State in which the Contract Owner is located. Such variations are described in the Contract and underlying Certificates and any applicable endorsements and riders. The Participant’s rights will also be subject to any limits imposed by a Plan. The employer has the right to limit the investment options available in its Contract and may negotiate with HMLIC to reduce or waive certain charges in the Contract as well as negotiate the addition or deletion of certain benefits described in this prospectus. Refer to the Contract, Your Certificate and the Plan for the specific details of Your product and Your employer’s Plan. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract and the Certificates. For information regarding the fixed portion, refer to the Contract and Your Certificate.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Certificates with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may purchase the Contract offered by this prospectus?
Employers may purchase the Contract and Participants may purchase Certificates thereunder. The Certificates are designed for individuals seeking long-term tax-deferred accumulation of funds.
The Contract offered by this prospectus is for Qualified Retirement Plans. Purchasing a Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
The Contract and the Certificates offered thereunder are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract and Certificates may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
What are my investment choices?
The Plan sponsor may limit the Investment Options available in its Plan by electing to exclude certain Investment Options.
(a) Separate Account
Includes Subaccounts, each of which invests in one of the following Underlying Funds:
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Lifecycle/Target Date Funds
Vanguard ® Retirement Income Fund
Vanguard® Target Retirement 2015 Fund
Vanguard® Target Retirement 2025 Fund
Vanguard® Target Retirement 2035 Fund
Vanguard® Target Retirement 2045 Fund
Large Company Stock Funds
Large Value
T Rowe Price Equity Income Fund—Investor Class
Large Core
Vanguard® 500 Index Admiral Shares
Large Growth
T Rowe Price Growth Stock Fund—Investor Class
Mid-Size Company Stock Funds
Mid Core
Vanguard® Extended Market Index Admiral Shares
Small Company Stock Funds
Small Value
T Rowe Price Small-Cap Value Fund—Investor Class
Small Core
Vanguard® Small Cap Index Admiral Shares
Small Growth
T Rowe Price New Horizons Fund—Investor Class
International Stock Funds
Developed Markets
T Rowe Price Overseas Stock Fund—Investor Class
Vanguard® Developed Markets Index—Admiral Shares
Vanguard ® Developed Markets Index—Investor Shares(2)
Emerging Markets
T Rowe Price Emerging Markets Stock Fund— Investor Class
Vanguard ® Emerging Markets Stock Index Admiral Shares
Real Estate
T Rowe Price Global Real Estate—Investor Class
Vanguard® Real Estate Index Fund Admiral Shares
Bond Funds
Corporate Bonds
T Rowe Price New Income Fund—Investor Class
Vanguard® Short-Term Inflation-Protected Securities
Vanguard® Total Bond Market Index Admiral Shares
Global Bond
T Rowe Price International Bond Fund—Investor Class
High Yield Bond
T Rowe Price Spectrum Income Fund—Investor Class
Vanguard® High-Yield Corporate Fund Admiral Shares
Vanguard ® High-Yield Corporate Fund Investor Shares(2)
Balanced Fund
Vanguard® STAR Fund
Money Market
Vanguard® Prime Money Market Fund(1)
Vanguard® Federal Money Market Fund
(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard® Prime Money Market Fund
(2)	On and after May 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Vanguard® Developed Markets Index—Investor Shares
Vanguard® High-Yield Corporate Fund Investor Shares
(b) Fixed Account—You also may direct Your money to the Fixed Account and receive a guaranteed rate of return. For additional information about the Fixed Account and the Investment Options available thereunder, please see Your Certificate or “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account.” The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
When can I transfer between accounts?
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment. The dollar cost
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averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions— Transfers.”
May I withdraw all or part of my Participant Account Value before the Annuity Date?
Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”) or Your employer’s Plan, You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses—Surrender Charges” and/or a Market Value Adjustment as described in “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds— The Fixed Account.” You should refer to Your Certificate for Your specific charges. In any Certificate Year, You may withdraw a portion of Your premium payments received for Your Certificate and not assumed to have been previously withdrawn without a surrender charge and/or a Market Value Adjustment. You may have to pay federal income taxes and a penalty tax if You surrender or make a withdrawal from Your Certificate. For complete details see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
The IRC provides an additional tax (penalty tax) for premature distributions from Qualified Contracts. Values may not be withdrawn from Qualified Contracts, except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
We will deduct a mortality and expense risk fee (M&E Fee) of no greater than 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.
We will deduct an annual maintenance fee from Your Participant Account Value on each Certificate Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Certificate. This fee may not exceed $36. We will waive this fee if Your Participant Account Value equals or exceeds the Participant Account Value threshold specified in Your employer’s Contract, but the threshold will not exceed $50,000 at the time the fee is assessed. This threshold will be stated in Your Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
We may deduct a surrender charge on certain surrenders and withdrawals. The surrender charge is a percentage of the premium payments withdrawn or surrendered. In addition, We may apply a Market Value Adjustment for surrenders, withdrawals, transfers and annuitizations from the Fixed Account. For withdrawals from the Variable Account, the surrender charge is deducted from the Participant’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
We may reduce, waive or eliminate one or more of the above referenced charges or deductions for the Contract or Certificates under a particular Plan. We will not, however, reduce, waive, or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person. You should refer to Your Certificate for Your specific charges.
What charges will I pay on an annual basis for optional riders?
The Contract Owner may select any of the optional riders described below for all Participants in its Plan. Alternatively, any optional rider available under a Contract or Certificate that the Contract Owner has not selected for all Participants in its Plan, may be elected by a Participant at the time of Certificate issue. One or more of these optional riders may not be available to all Plans. You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
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Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. The premium bonus will never exceed 5% and will never be paid longer than 5 years. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. There may be a separate charge for this rider.
Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
What are the federal income tax consequences of investing in a Certificate?
Premium payments made on a pre-tax basis through salary reduction (other than designated Roth contributions) and employer contributions are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Certificate. Distributions will be taxable as ordinary income when received with the exception of benefits attributable to designated Roth premium payments. Earnings attributable to designated Roth premium payments may not be subject to income tax if certain conditions are met. See “Tax Consequences” for further discussion.
The IRC provides an additional tax (penalty tax) for premature distributions from Qualified Contracts. Values may not be withdrawn from Qualified Contracts, except under certain circumstances. See “Tax Consequences.” These Certificates might not be suitable for short-term investment. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 70 ½. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract –Transactions-Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Certificate and am dissatisfied, may I return it?
You may return the Certificate to HMLIC within 30 days of Your receipt of the Certificate. HMLIC will refund the greater of (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance, or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Certificate, or the terms of the Plan. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Certificate. See “The Contract-Annuity Payment Options”.
Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Participant reaches age 70½. See “Tax Consequences.”
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Fee Tables and Example

The following tables describe the maximum fees and expenses that You may pay when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer cash value between Investment Options. State premium taxes may also be deducted. These tables assume that all fees and expenses assessed under the contract are applicable. Actual fees and expenses applicable to Your Certificate will be shown in Your Certificate.
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Participant Transaction Expenses(1)
Surrender Charges(2) (as a percentage of premium payments surrendered or withdrawn, if applicable)
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
The next table describes the maximum fees and expenses that You will pay periodically during the time that You own the Certificate, not including Underlying Fund fees and expenses.
Periodic Fees and Expenses
Annual Maintenance Fee(3)	$ 36
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Rider Charges (as a percentage of average Participant Account Value)
Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium	0.20% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest	0.30% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium	0.05%
Premium Bonus Rider	0.50%
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2017. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(5)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.04%	1.23%
The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle/Target Date Funds, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectuses for the Lifecycle/Target Date Funds for a presentation of the applicable Acquired Fund fees and expenses.
(1)	Any premium taxes relating to this Certificate may be deducted from the premium or deducted in computing the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
(2)	See Your Certificate for the surrender charge schedule that applies to You. In no event will the surrender charge apply after the 10th Certificate Anniversary.
(3)	We deduct a pro rata portion of this fee upon the surrender of the Certificate. We currently waive the annual maintenance fee if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
(4)	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.
(5)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2017. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “The Contract—Transaction-Market Timing” for a discussion of these fees.
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Example
This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.
The Example assumes that You invest $10,000 at Certificate issue in the Variable Account of the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2017, without reflecting the impact of any Underlying Fund fee or expense waivers, and a surrender charge as described above. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
If You surrender Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,138	$1,725	$2,217	$3,479
If You do NOT surrender or if You annuitize Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$325	$989	$1,674	$3,479
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix C: Condensed Financial Information”.
Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at
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an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.
The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment applies only to the amount so taken from a Guarantee Period Account before the end of its related Guarantee Period and reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period. The Market Value Adjustment may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.
Examples showing how the Market Value Adjustment is calculated and applied are found in Appendix A.
The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.
The Separate Account
On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.
The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”. Not all Investment Options may be available to all Plans.
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Fund Name	Objective	Investment Style	Adviser
Vanguard ® Retirement Income Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Retirement Income Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2015 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2015 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2025 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2025 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2035 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2035 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2045 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2045 Fund is advised by The Vanguard Group, Inc.
T Rowe Price Equity Income Fund—Investor Class	Long-term capital growth	Large value	The T. Rowe Price Equity Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® 500 Index Admiral Shares	Long-term capital growth	Large core	The Vanguard® 500 Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price Growth Stock Fund—Investor Class	Long-term capital growth	Large growth	The T. Rowe Price Growth Stock Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Extended Market Index Admiral Shares	Long-term capital growth	Mid core	The Vanguard® Extended Market Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price Small-Cap Value Fund—Investor Class	Long-term capital growth	Small value	The T. Rowe Price Small Cap Value Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Small Cap Index Admiral Shares	Long-term capital growth	Small core	The Vanguard® Small Cap Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price New Horizons Fund—Investor Class	Long-term capital growth	Small growth	The T. Rowe Price New Horizons Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
T Rowe Price Emerging Markets Stock Fund—Investor Class	Long-term capital growth	International stock funds	The T. Rowe Price Emerging Markets Stock Fund — Investor class is advised by T. Rowe Price Associates, Inc.
T Rowe Price Overseas Stock Fund—Investor Class	Long-term capital growth	International stock funds	The T. Rowe Price Overseas Stock Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Developed Markets Index—Admiral Shares	Long-term capital growth	International stock funds	The Vanguard® Developed Markets Index — Admiral Shares is advised by The Vanguard Group, Inc
Vanguard ® Developed Markets Index—Investor Shares(2)	Long-term capital growth	International stock funds	The Vanguard® Developed Markets Index — Investor Shares is advised by The Vanguard Group, Inc.
Vanguard ® Emerging Markets Stock Index Admiral Share	Capital appreciation	International stock funds	The Vanguard® Emerging Markets Stock Index Admiral® Shares is advised by The Vanguard Group, Inc.
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Fund Name	Objective	Investment Style	Adviser
T Rowe Price Global Real Estate—Investor Class	Current income/Capital appreciation	Real estate	The T. Rowe Price Global Real Estate — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® REIT Index Admiral Shares	Long-term total return/Capital appreciation	Real estate	The Vanguard® REIT Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price New Income Fund—Investor Class	Income/Preservation of capital	Corporate bond	The T. Rowe Price New Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Short-Term Inflation-Protected Securities		Corporate bond	The Vanguard® Short-Term Inflation-Protected Securities is advised by The Vanguard Group, Inc.
Vanguard ® Total Bond Market Index Admiral Shares	Current income	Corporate bond	The Vanguard® Total Bond Market Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price International Bond Fund—Investor Class	High Current income/Capital appreciation	Global bond	The T. Rowe Price International Bond Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
T Rowe Price Spectrum Income Fund—Investor Class	Current income	High yield bond	The T. Rowe Price Spectrum Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® High-Yield Corporate Fund Admial Shares	Current income	High yield bond	The Vanguard® High-Yield Corporate Fund Admiral Shares is advised by The Vanguard Group, Inc
Vanguard ® High-Yield Corporate Fund Investor Shares(2)	Current income	High yield bond	The Vanguard® High-Yield Corporate Fund Investor Shares is advised by The Vanguard Group, Inc.
Vanguard ® STAR Fund	Long-term capital appreciation and income	Balanced fund	The Vanguard® STAR Fund is advised by The Vanguard Group, Inc.
Vanguard ® Prime Money Market Fund(1)	Current income/ Preservation of capital	Money market	The Vanguard® Prime Money Market Fund Investor Shares is advised by The Vanguard Group, Inc.
Vanguard ® Federal Money Market Fund (available August 1, 2016)	Current income/Preservation of capital	Money market	The Vanguard® Federal Money Market Fund Investor Shares is advised by The Vanguard Group, Inc.
(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard® Prime Money Market Fund
(2)	On and after May 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Vanguard® Developed Markets Index—Investor Shares
Vanguard® High-Yield Corporate Fund Investor Shares
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Availability of Options—Some Underlying Funds may not be available through certain Plans.
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Selection of Underlying Funds—We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Participant Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. The Plan will determine which Investment Options are available for its Participants. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.
The Contract
Who owns the money accumulated under the Contract?
Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.
Participants’ Rights
The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a
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Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.
Purchasing a Certificate
To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a suitability form. For 403(b), 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/ Participant, but the Participant will still be required to complete an enrollment form and suitability form.
Enrollment forms are to be sent to Our Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier). If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.
Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.
Canceling the Certificate
You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier) on that day. If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.
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Accumulation Units and Accumulation Unit Value—Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, operating expenses of the Underlying Fund and the deduction of certain charges under the Certificate.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions, set forth below and the market timing restrictions (see “Market Timing”) You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets your investment criteria:
•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•	If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.
Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example when an underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.
A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
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Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after August 1, 2016, no new transfers are allowed to the following Subaccount:
Vanguard Prime Money Market Fund
On and after May 1, 2017 no new transfers are allowed to the following Subaccounts:
Vanguard Developed Markets Index Investor Shares
Vanguard High-Yield Corporate Fund Investor Shares
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money from one or more Investment Options into one or more other Investment Options. Any Guarantee Period Accounts are not available for the dollar cost averaging program. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. There is no cost for this program. The minimum amount to be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. There currently are no such limitations, other than the exclusion of the Guarantee Period Accounts referred to above. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
On and after August 1, 2016, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging program:
Vanguard Prime Money Market Fund

On and after May 1, 2017, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to
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the following Subaccounts cannot increase under any existing dollar cost averaging program:
Vanguard Developed Markets Index Investor Shares
Vanguard High-Yield Corporate Fund Investor Shares
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis. The Guarantee Period Accounts are not available for rebalancing and You may not elect this program if You are participating in a dollar cost averaging program.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. There currently are no such limitations other than the exclusion of the Guarantee Period Accounts referred to above. There is no charge for this program.
HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match your premium allocation. If we receive a request to rebalance to allocations different from the current premium allocation, we will change the premium allocations to those on the rebalancing request.
On and after August 1, 2016, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing rebalancing program:
Vanguard Prime Money Market Fund
On and after May 1, 2017, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing rebalancing program:
Vanguard Developed Markets Index Investor Shares
Vanguard High-Yield Corporate Fund Investor Shares
Changes to Premium Allocations—A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the
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Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information—Forms Availability.”
On and after August 1, 2016, Participants are not allowed to begin or increase allocations to the following Subaccount:
Vanguard Prime Money Market Fund
On and after May 1, 2017, Participants are not allowed to begin or increase allocations to the following Subaccounts:
Vanguard Developed Markets Index Investor Shares
Vanguard High-Yield Corporate Fund Investor Shares
Market Timing—The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account, and has policies and procedures to detect and deter market timing. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. As stated above, we will make decisions on whether a Participant appears to be engaged in a market timing strategy and whether to impose restrictions on the Participant in our sole discretion. Accordingly, although we will attempt to apply our market timing policies and procedures uniformly to all Participants, there is no assurance that we will detect all market timing activity. Participants may not be identified as potential market timers and Participants who have been identified as potential market timers but on whom restrictions have not been imposed, may continue market timing activities, which could harm other Participants.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
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Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.
The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distribution. (See “Tax Consequences.”)
A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Tax Consequences” and “Other Information— Forms Availability.” Additional forms or requirements may be imposed by the employer.
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed. In addition, if we suspect financial fraud we may ask for additional authentication (including but not limited to a Medallion signature guarantee).
We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:
1.	from the premium payment paid on a first in first out basis; then
2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.
Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.
If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.
Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no
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premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.
The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If You request a withdrawal in 2018 for hardship purposes from a 403(b) or 401(k) Contract using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all other retirement plans of Your employer for six months (or an additional period of time as may be provided in Your employer’s Plan). You should consult with Your Plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Systematic Withdrawals—Before Commencement of Annuity Period, You may take systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken must be submitted to Us in writing and in good form. Any applicable surrender charges and Market Value Adjustment will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•	Interest only—Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary
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weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission (“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account. In addition, determination of Account Value and processing the transaction may be deferred, if pursuant to SEC rules, the Vanguard Prime Money Market Fund or Vanguard Federal Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Fund until the Fund pays redemption proceeds.
We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.
If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.
Deductions and Expenses
We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Certificates
•	Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options
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Costs and Expenses We Incur:
•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal income, state and local premium, and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fees)
Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses—We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.
All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.
The surrender charge is a percentage of premium surrendered or withdrawn and will never be greater than the schedule below:
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
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In no event will the surrender charge apply after the 10th Certificate Anniversary.
The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.
Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.
Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.
In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We will deduct an annual maintenance fee of no more than $36 from each Certificate on each Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.
The mortality risk includes (1) the risk that a Participant who purchases a Certificate will die before HMLIC has recovered its expenses for the Certificate, (2) the risk that a Participant’s death will occur at a time when the death benefit payable by HMLIC exceeds the Participant Account Value, and (3) the risk that a Participant who has selected an annuity payment option will live longer than expected and result in HMLIC paying more under the annuity payment option than We anticipated. The expense risk is the risk that Our pricing of the Certificates will be insufficient compared to the actual costs incurred in connection with the marketing and administration of the Certificates and the payment of benefits on the Certificates.
If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
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Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. There may be a separate charge for this rider which will not exceed 0.50% annually of the Participant’s average Participant Account Value. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option. We expect to make a profit on Certificates issued with this rider.
The following example illustrates the possible impact of purchasing a Certificate with the premium bonus rider. Assume that You pay a single Net Premium of $10,000 that receives a 2% premium bonus ($200); that as a result of the premium bonus rider the Certificate has a 3% surrender charge that ends after the first three years of the Certificate; and that there are no other consequences associated with the premium bonus rider. If You were to surrender the Certificate at any time during the first three years, You would pay a $300 surrender charge, which would exceed the amount of the premium bonus. If You were to surrender the Certificate in the fourth year of the Certificate, there would be no surrender charge and You would have benefited from the premium bonus rider.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
Death Benefits
Death Benefit Proceeds
If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The payment of the death benefit to a beneficiary may be delayed if, pursuant to SEC rules, the Vanguard Prime Money Market Fund or Vanguard Federal Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund. We will delay the payment of any death benefit from the fund until the fund pays redemption proceeds.
The beneficiary will receive the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any rider elected and attached to the Certificate.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
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Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Guaranteed Minimum Death Benefit—Return of Premium
Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date.
This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Step-up with Return of Premium
Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider; or
4.	the Step-Up Death Benefit described in this rider.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix A for an example of the calculation of this death benefit.
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Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.
The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Return of Premium with Interest
Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium with Interest Death Benefit described in this rider.
Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:
1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
2.	0 percent thereafter.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.
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We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix A—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.
Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Annuity Payments
Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 70 ½, or retires. (See “Tax Consequences—Taxation of Annuity Benefits.”)
The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion applied to purchase Annuity Payments may be subject to income tax and an additional 10% penalty tax. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received in Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form in Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year.
Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.
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Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Certificate.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies) as scheduled.
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.
Joint and Survivor Annuity—Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed
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and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Other Payout Options—If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:
a.	receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or
b.	leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9),(See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.	elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccount(s) may be available for Annuity Payments.
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Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing an annuity contract/certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Premature Distribution Tax—In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Participant reaches age 59½;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Death Benefits—Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.
Contract/Certificate Transactions—A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
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For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. IRS guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59½, dies or becomes disabled.
Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), the terms of the loan require substantially level payments over the term of the loan, the loan amount does not exceed $50,000 or 50% of the value of the Certificate if less, and the terms of the loan are evidenced by a legally enforceable agreement.
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Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 Contracts/Certificates only amounts eligible for distribution can be rolled over.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional Individual Retirement Annuity (IRA), an IRC Section 408(k) Simplified Employee Pension (SEP) IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan or a Section 401(k) plan, or to a Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
IRC Section 408(p) Savings Incentive Match Plan for Employees (SIMPLE IRA) may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.
For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 ½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
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Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals, and
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001.
Required Minimum Distributions—The Participant of a Qualified Contract is generally required to take certain required minimum distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.
The Participant must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 70 ½ or retires.
Upon the death of the Participant, the beneficiary must take distributions under one of the following two rules:
1.	If the Participant dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as under the method of distribution in effect as of the Participant’s date of death.
2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 70 ½. If the Certificate value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Participant’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA”.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.
Section 403(b) Tax-Deferred Annuity—A Section 403(b) (or tax-sheltered) Contract/Certificate is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $18,500 for 2018 or 100% of income. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,000 for 2018, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s
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income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) Certificates generally cannot be made until the Participant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. Section 403(b) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Certificates are subject to the required minimum distribution rules.
Section 457(b) Eligible Governmental Plan—A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $18,500 for 2018 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2018, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year of contribution. Distributions are not generally allowed until the Participant reaches age 70 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Section 457(b) annuity certificate accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) contracts/certificates are subject to the required minimum distribution rules.
Section 401—Section 401 permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $18,500 for 2018 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2018 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. Section 401 accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 Certificates are subject to the required minimum distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
37

Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.
We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract— The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 5.25% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings— HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.
Modification of the Contract and Certificates— The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.
Registration Statement— A registration statement of which this prospectus is a part, has been filed with the SEC under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.
Communications to Participants— To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030
38

(toll-free) or by accessing HMLIC’s website at horacemann.com.HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.
Participant Inquiries— A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability— Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
39

Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2018 for the Separate Account
Please mail the above document to:

(Name)

(Address)

(City/State/Zip)
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
40

Appendix A: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.
The MVA Formula
Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.
MVA Factor = 0.9 × {I – (J + .0025)} × N
Where:
I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)
J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.
N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.
Examples:
Assume the following:
•	There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
•	The interest rate is 1 percent.
•	There are no surrender charges.
•	The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.
Calculation of an MVA in a declining interest rate environment
I 6%
J 3%
N 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
○	MVA = .099 × 1010 = $99.99
○	Final withdrawal value = $1,109.99
Calculation of an MVA in an increasing interest rate environment
I 6%
J 9%
N 4
Withdrawal Value $1010
MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
MVA = -.117 × 1010 = $-118.17
Final withdrawal value = $891.83
41

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Interest GMDB value at issue is equal to the initial Net Premium.
$100,000
The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.053 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.052 = $102,103
The death benefit is the greatest of the Interest GMDB and the Participant Account Value.
Max [$102,103, $101,000] = $102,103
Example for Guaranteed Minimum Death Benefit—Step-Up with Return of Premium (“Step-Up GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
42

The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:
$105,000
The Step-Up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
43

Appendix C: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. The Separate Account was established in 2006 but the Vanguard® 500 Index Signal Shares, Vanguard® Extended Market Index Signal Shares, Vanguard® Small Cap Index Signal Shares, Vanguard® Developed Markets Index Investor Shares, Vanguard® Emerging Markets Stock Index Signal Shares, Vanguard® REIT Index Signal Shares, Vanguard® Total Bond Market Index Signal Shares and Vanguard® Prime Money Market Fund Investor Shares were not added to the Separate Account until January 8, 2013. The Vanguard® Federal Money Market Fund was added to the Separate Account on August 1, 2016. The Vanguard Developed Markets Index Admiral Shares and the Vanguard High-Yield Corporate Fund Admiral Shares were added to the Separate Account on May 1, 2017. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit We use to calculate the value of Your interest in a Subaccount. The remaining Underlying Funds not specified above were added to the Separate Account on May 1, 2013.
The tables below show the Accumulation Unit Values that reflect all levels of annual expenses available under the Contracts as of the date of this prospectus.
0.85 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price Emerging Markets Stock Fund	12/31/2017	$ 31.95	$ 45.26	1,284
	12/31/2016	28.78	31.95	644
	12/31/2015	32.78	28.78	94
	12/31/2014	32.44	32.78	4
	12/31/2013	32.86*	32.44	4
T. Rowe Price Equity Income Fund	12/31/2017	$ 39.66	$ 45.69	5,560
	12/31/2016	33.53	39.66	2,353
	12/31/2015	36.23	33.53	279
	12/31/2014	33.85	36.23	7
	12/31/2013	33.21*	33.85	4
T. Rowe Price Global Real Estate Fund	12/31/2017	$ 21.09	$ 22.50	1,757
	12/31/2016	20.66	21.09	1,139
	12/31/2015	20.50	20.66	85
	12/31/2014	17.98	20.50	7
	12/31/2013	17.95*	17.98	7
T. Rowe Price Growth Stock Fund	12/31/2017	$ 62.88	$ 83.33	6,192
	12/31/2016	62.53	62.88	2,300
	12/31/2015	56.91	62.53	521
	12/31/2014	52.55	56.91	5
	12/31/2013	50.99*	52.55	3
T. Rowe Price International Bond Fund	12/31/2017	$ 8.67	$ 9.56	2,667
	12/31/2016	8.55	8.67	756
	12/31/2015	9.14	8.55	257
	12/31/2014	9.51	9.14	14
	12/31/2013	9.56*	9.51	14
T Rowe Price New Horizons Fund	12/31/2017	$ 57.90	$ 75.51	2,747
	12/31/2016	54.17	57.90	1,295
	12/31/2015	52.21	54.17	87
	12/31/2014	49.43	52.21	3
	12/31/2013	47.73*	49.43	3
44

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price New Income Fund	12/31/2017	$ 9.95	$ 10.26	14,199
	12/31/2016	9.77	9.95	3,750
	12/31/2015	9.83	9.77	929
	12/31/2014	9.31	9.83	12
	12/31/2013	9.33*	9.31	12
T. Rowe Price Overseas Stock Fund	12/31/2017	$ 9.70	$ 12.22	6,328
	12/31/2016	9.51	9.7	2,419
	12/31/2015	9.83	9.51	729
	12/31/2014	10.34	9.83	11
	12/31/2013	10.05*	10.34	11
T. Rowe Price Small-Cap Value Fund	12/31/2017	$ 62.53	$ 70.29	1,873
	12/31/2016	48.89	62.53	1,291
	12/31/2015	51.74	48.89	82
	12/31/2014	51.95	51.74	5
	12/31/2013	50.68*	51.95	2
T. Rowe Price Spectrum Income Fund	12/31/2017	$ 14.01	$ 14.87	1,510
	12/31/2016	13.06	14.01	1,266
	12/31/2015	13.43	13.06	869
	12/31/2014	12.97	13.43	9
	12/31/2013	12.94*	12.97	9
Vanguard 500 Index Fund	12/31/2017	$ 176.43	$ 213.07	8,097
	12/31/2016	158.96	176.43	3,705
	12/31/2015	158.22	158.96	513
	12/31/2014	141.28	158.22	1
	12/31/2013	138.27*	141.28	1
Vanguard Developed Markets Index Fund Investor Class(2)	12/31/2017	$ 11.19	$ 14.01	17,419
	12/31/2016	11.02	11.19	7,307
	12/31/2015	11.15	11.02	1,563
	12/31/2014	11.88	11.15	11
	12/31/2013	11.53*	11.88	11
Vanguard Developed Markets Index Fund Admiral Shares	12/31/2017	$ 12.93*	$ 14.70	9,765
Vanguard Emerging Markets Stock Index Fund	12/31/2017	$ 30.58	$ 39.84	3,211
	12/31/2016	27.60	30.58	1,378
	12/31/2015	32.89	27.60	351
	12/31/2014	32.81	32.89	4
	12/31/2013	33.08*	32.81	4
Vanguard Extended Market Index Fund	12/31/2017	$ 64.39	$ 75.42	7,847
	12/31/2016	55.91	64.39	2,973
	12/31/2015	58.32	55.91	562
	12/31/2014	54.48	58.32	3
	12/31/2013	52.84*	54.48	2
Vanguard Federal Money Market Fund	12/31/2017	$ 1.00	$ 1.00	182,713
	12/31/2016	$ 1.00*	$ 1.00	4,861
45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard High-Yield Corporate Fund Investor Shares(2)	12/31/2017	$ 6.80	$ 7.21	17,204
	12/31/2016	6.17	6.80	6,737
	12/31/2015	6.30	6.17	1,559
	12/31/2014	6.05	6.30	22
	12/31/2013	6.04*	6.05	21
Vanguard High-Yield Corporate Fund Admiral Shares	12/31/2017	$ 5.93*	$ 6.10	16,195
Vanguard Prime Money Market Fund(1)	12/31/2017	$ 0.97	$ 0.98	6,503
	12/31/2016	0.99	0.97	312
	12/31/2015	0.99	0.99	56,935
	12/31/2014	1.00	0.99	52,534
	12/31/2013	1.00*	1.00	128
Vanguard Real Estate Index Fund	12/31/2017	$ 35.14	$ 36.56	4,353
	12/31/2016	32.66	35.14	1,930
	12/31/2015	32.20	32.66	400
	12/31/2014	24.82	32.20	5
	12/31/2013	25.06*	24.82	5
Vanguard Retirement Income Fund	12/31/2017	$ 13.89	$ 14.95	16,654
	12/31/2016	13.31	13.89	13,874
	12/31/2015	13.41	13.31	14,632
	12/31/2014	12.76	13.41	10
	12/31/2013	12.69*	12.76	10
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2017	$ 24.45	$ 24.42	1,962
	12/31/2016	24.04	24.45	1,557
	12/31/2015	24.24	24.04	319
	12/31/2014	24.67	24.24	5
	12/31/2013	24.71*	24.67	5
Vanguard Small-Cap Index Fund	12/31/2017	$ 57.52	$ 66.31	4,305
	12/31/2016	49.03	57.52	1,512
	12/31/2015	51.33	49.03	261
	12/31/2014	48.07	51.33	3
	12/31/2013	46.71*	48.07	3
Vanguard STAR Fund	12/31/2017	$ 27.08	$ 31.78	43,715
	12/31/2016	25.63	27.08	36,592
	12/31/2015	25.89	25.63	30,935
	12/31/2014	24.32	25.89	5,341
	12/31/2013	23.92*	24.32	5
Vanguard Target Retirement 2015 Fund	12/31/2017	$ 16.64	$ 18.40	51,983
	12/31/2016	15.81	16.64	59,526
	12/31/2015	16.02	15.81	24,679
	12/31/2014	15.11	16.02	1,473
	12/31/2013	14.95*	15.11	8
46

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Target Retirement 2025 Fund	12/31/2017	$ 17.88	$ 20.56	193,149
	12/31/2016	16.78	17.88	115,609
	12/31/2015	17.07	16.78	29,170
	12/31/2014	16.05	17.07	2,719
	12/31/2013	15.80*	16.05	7
Vanguard Target Retirement 2035 Fund	12/31/2017	$ 19.37	$ 22.88	254,644
	12/31/2016	18.04	19.37	153,262
	12/31/2015	18.42	18.04	32,445
	12/31/2014	17.30	18.42	468
	12/31/2013	16.97*	17.30	8
Vanguard Target Retirement 2045 Fund	12/31/2017	$ 20.27	$ 24.40	97,807
	12/31/2016	18.77	20.27	52,549
	12/31/2015	19.24	18.77	11,943
	12/31/2014	18.09	19.24	1,107
	12/31/2013	17.71*	18.09	7
Vanguard Total Bond Market Index Fund	12/31/2017	$ 11.32	$ 11.63	35,527
	12/31/2016	11.13	11.32	4,896
	12/31/2015	11.18	11.13	1,261
	12/31/2014	10.58	11.18	12
	12/31/2013	10.62*	10.58	12
0.95 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price Emerging Markets Stock Fund	12/31/2017	$ 31.89	$ 45.13	1,837
	12/31/2016	28.75	31.89	1,051
	12/31/2015	32.76	28.75	58
	12/31/2014	32.41	32.76	4
	12/31/2013	30.36*	32.41	4
T. Rowe Price Equity Income Fund	12/31/2017	$ 39.79	$ 45.79	12,321
	12/31/2016	33.67	39.79	3,558
	12/31/2015	36.38	33.67	130
	12/31/2014	33.96	36.38	4
	12/31/2013	30.78*	33.96	4
T. Rowe Price Global Real Estate Fund	12/31/2017	$ 20.94	$ 22.32	3,083
	12/31/2016	20.53	20.94	777
	12/31/2015	20.43	20.53	37
	12/31/2014	18.03	20.43	32
	12/31/2013	17.23*	18.03	15
T. Rowe Price Growth Stock Fund	12/31/2017	$ 62.84	$ 83.19	3,596
	12/31/2016	62.55	62.84	1,804
	12/31/2015	56.89	62.55	175
	12/31/2014	52.49	56.89	3
	12/31/2013	44.96*	52.49	3
47

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price International Bond Fund	12/31/2017	$ 8.61	$ 9.48	4,120
	12/31/2016	8.5	8.61	1,754
	12/31/2015	9.10	8.50	42
	12/31/2014	9.56	9.10	34
	12/31/2013	9.24*	9.56	20
T Rowe Price New Horizons Fund	12/31/2017	$ 57.73	$ 75.20	2,383
	12/31/2016	54.06	57.73	742
	12/31/2015	52.17	54.06	64
	12/31/2014	49.37	52.17	3
	12/31/2013	43.63*	49.37	3
T Rowe Price New Income Fund	12/31/2017	$ 10.04	$ 10.34	10,346
	12/31/2016	9.87	10.04	7,428
	12/31/2015	9.96	9.87	25
	12/31/2014	9.44	9.96	15
	12/31/2013	9.25*	9.44	14
T. Rowe Price Overseas Stock Fund	12/31/2017	$ 9.68	$ 12.18	9,565
	12/31/2016	9.5	9.68	4,389
	12/31/2015	9.83	9.50	45
	12/31/2014	10.33	9.83	14
	12/31/2013	9.32*	10.33	14
T. Rowe Price Small-Cap Value Fund	12/31/2017	$ 62.49	$ 70.19	3,083
	12/31/2016	48.9	62.49	1,288
	12/31/2015	51.74	48.90	38
	12/31/2014	51.89	51.74	3
	12/31/2013	45.41*	51.89	3
T. Rowe Price Spectrum Income Fund	12/31/2017	$ 14.05	$ 14.90	2,115
	12/31/2016	13.1	14.05	1,526
	12/31/2015	13.48	13.10	12
	12/31/2014	13.06	13.48	10
	12/31/2013	12.59*	13.06	10
Vanguard 500 Index Fund	12/31/2017	$177.75	$214.48	11,042
	12/31/2016	160.30	177.75	2,929
	12/31/2015	159.63	160.30	766
	12/31/2014	141.90	159.63	5
	12/31/2013	111.23*	141.90	2
Vanguard Developed Markets Index Fund Investor Shares(2)	12/31/2017	$ 11.05	$ 13.82	9,385
	12/31/2016	10.89	11.05	4,977
	12/31/2015	11.03	10.89	279
	12/31/2014	11.83	11.03	47
	12/31/2013	9.86*	11.83	20
Vanguard Developed Markets Index Fund Admiral Shares	12/31/2017	$ 12.93*	$ 14.70	9,765
48

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Emerging Markets Stock Index Fund	12/31/2017	$ 30.96	$ 40.30	2,553
	12/31/2016	27.97	30.96	589
	12/31/2015	33.37	27.97	52
	12/31/2014	33.45	33.37	11
	12/31/2013	35.77*	33.45	5
Vanguard Extended Market Index Fund	12/31/2017	$ 63.59	$ 74.41	8,009
	12/31/2016	55.27	63.59	2,089
	12/31/2015	57.69	55.27	79
	12/31/2014	54.20	57.69	10
	12/31/2013	40.86*	54.20	4
Vanguard Federal Money Market Fund	12/31/2017	$ 1.00	$ 1.00	786
	12/31/2016	1.00	1.00	181
Vanguard High-Yield Corporate Fund(2)	12/31/2017	$ 7.14	$ 7.57	5,407
	12/31/2016	6.48	7.14	3,144
	12/31/2015	6.64	6.48	565
	12/31/2014	6.33	6.64	35
	12/31/2013	6.14*	6.33	27
Vanguard High-Yield Corporate Fund Admiral Shares	12/31/2017	$ 5.93	$ 6.10	4,823
Vanguard Prime Money Market Fund(1)	12/31/2017	$ 0.98	$ 0.99	1,370
	12/31/2016	0.99	0.98	578
	12/31/2015	0.99	0.99	162
	12/31/2014	1.00	0.99	162
	12/31/2013	1.00*	1.00	162
Vanguard Real Estate Index Fund	12/31/2017	$ 36.56	$ 37.06	2,346
	12/31/2016	33.17	35.65	406
	12/31/2015	32.73	33.17	37
	12/31/2014	25.40	32.73	8
	12/31/2013	25.41*	25.40	6
Vanguard Retirement Income Fund	12/31/2017	$ 14.01	$ 15.14	11
	12/31/2016	13.36	14.01	10
	12/31/2015	13.44	13.36	10
	12/31/2014	12.79	13.44	10
	12/31/2013	12.25*	12.79	10
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2017	$ 24.25	$ 24.20	2,735
	12/31/2016	23.85	24.25	382
	12/31/2015	24.10	23.85	21
	12/31/2014	24.62	24.10	21
	12/31/2013	24.48*	24.62	21
Vanguard Small-Cap Index Fund	12/31/2017	$ 56.56	$ 65.13	5,984
	12/31/2016	48.26	56.56	1,492
	12/31/2015	50.71	48.26	23
	12/31/2014	47.93	50.71	5
	12/31/2013	36.11*	47.93	4
49

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard STAR Fund	12/31/2017	$ 27.24	$ 31.93	14,535
	12/31/2016	25.80	27.24	3,483
	12/31/2015	25.97	25.80	21
	12/31/2014	24.30	25.97	6
	12/31/2013	22.35*	24.30	6
Vanguard Target Retirement 2015 Fund	12/31/2017	$ 16.74	$ 18.49	3,744
	12/31/2016	15.88	16.74	1,392
	12/31/2015	16.02	15.88	9
	12/31/2014	15.10	16.02	9
	12/31/2013	14.15*	15.10	9
Vanguard Target Retirement 2025 Fund	12/31/2017	$ 17.89	$ 20.55	13,690
	12/31/2016	16.8	17.89	6,580
	12/31/2015	17.11	16.8	951
	12/31/2014	16.03	17.11	31
	12/31/2013	14.79*	16.03	9
Vanguard Target Retirement 2035 Fund	12/31/2017	$ 19.25	$ 22.72	25,589
	12/31/2016	17.95	19.25	9,993
	12/31/2015	18.35	17.95	991
	12/31/2014	17.27	18.35	61
	12/31/2013	15.72*	17.27	20
Vanguard Target Retirement 2045 Fund	12/31/2017	$ 20.16	$ 24.25	15,160
	12/31/2016	18.69	20.16	5,086
	12/31/2015	19.17	18.69	838
	12/31/2014	18.06	19.17	117
	12/31/2013	16.35*	18.06	24
Vanguard Total Bond Market Index Fund	12/31/2017	$ 11.43	$ 11.73	19,130
	12/31/2016	11.25	11.43	2,475
	12/31/2015	11.30	11.25	459
	12/31/2014	10.79	11.3	46
	12/31/2013	11.05*	10.79	20
1.10 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard 500 Index Fund	12/31/2017	$174.60	$210.09	1
	12/31/2016	157.74	174.6	1
	12/31/2015	127.66	157.74	1
	12/31/2014	141.27	157.66	2
	12/31/2013	110.93*	141.27	1
Vanguard Developed Markets Index Fund Admiral Shares	12/31/2017	12.93*	$ 14.71	12
50

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Developed Markets Index Fund(2)	12/31/2017	$ 10.94	$ 13.59	15
	12/31/2016	10.75	10.94	15
	12/31/2015	10.93	10.75	15
	12/31/2014	11.78	10.93	15
	12/31/2013	9.81*	11.78	15
Vanguard Emerging Markets Stock Index Fund	12/31/2017	$ 31.40	$ 41.03	4
	12/31/2016	28.22	31.4	4
	12/31/2015	33.48	28.22	4
	12/31/2014	33.43	33.48	4
	12/31/2013	35.60*	33.43	4
Vanguard Extended Market Index Fund	12/31/2017	$ 62.28	$ 72.58	4
	12/31/2016	54.41	62.28	4
	12/31/2015	57.07	54.41	4
	12/31/2014	53.85	57.07	4
	12/31/2013	40.61*	53.85	4
Vanguard Federal Money Market Fund	12/31/2017	$ 1.00	$ 1.00	75
	12/31/2016	$ 1.00	1	80
Vanguard High-Yield Corporate Fund Admiral	12/31/2017	$ 5.93*	$ 6.11	25
Vanguard High-Yield Corporate Fund(2)	12/31/2017	$ 7.04	$ 7.43	24
	12/31/2016	6.41	7.04	24
	12/31/2015	6.56	6.41	24
	12/31/2014	6.33	6.56	24
	12/31/2013	6.14*	6.33	24
Vanguard Prime Money Market Fund(1)	12/31/2017	$ 0.99	$ 0.99	82
	12/31/2016	0.99	0.99	81
	12/31/2015	0.99	0.99	162
	12/31/2014	1.00	0.99	162
	12/31/2013	1.00*	1.00	162
Vanguard Real Estate Index Fund	12/31/2017	$ 35.17	$ 36.56	6
	12/31/2016	32.88	35.17	6
	12/31/2015	32.62	32.88	6
	12/31/2014	25.36	32.62	6
	12/31/2013	25.33*	25.36	6
Vanguard Small-Cap Index Fund	12/31/2017	$ 55.71	$ 63.93	4
	12/31/2016	47.78	55.71	4
	12/31/2015	50.29	47.78	4
	12/31/2014	47.55	50.29	4
	12/31/2013	35.94*	47.55	4
51

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Total Bond Market Index Fund	12/31/2017	$ 11.60	$ 11.94	13
	12/31/2016	11.37	11.60	13
	12/31/2015	11.37	11.37	13
	12/31/2014	10.80	11.37	14
	12/31/2013	11.06*	10.80	13
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price Emerging Markets Stock Fund	12/31/2017	$ 31.97	$ 45.45	3
	12/31/2016	28.71	31.97	3
	12/31/2015	32.62	28.71	3
	12/31/2014	32.32	32.62	3
	12/31/2013	33.54*	32.32	3
T. Rowe Price Equity Income Fund	12/31/2017	$ 40.12	$ 46.15	3
	12/31/2016	33.8	40.12	3
	12/31/2015	36.40	33.80	3
	12/31/2014	34.04	36.40	4
	12/31/2013	29.45*	34.04	3
T. Rowe Price Global Real Estate Fund	12/31/2017	$ 21.35	$ 22.85	5
	12/31/2016	20.84	21.35	5
	12/31/2015	20.65	20.84	5
	12/31/2014	18.13	20.65	5
	12/31/2013	19.66*	18.13	5
T. Rowe Price Growth Stock Fund	12/31/2017	$ 62.01	$ 81.47	2
	12/31/2016	61.88	62.01	2
	12/31/2015	56.73	61.88	2
	12/31/2014	52.39	56.73	2
	12/31/2013	40.96*	52.39	2
T. Rowe Price International Bond Fund	12/31/2017	$ 8.84	$ 9.69	10
	12/31/2016	8.72	8.84	10
	12/31/2015	9.32	8.72	10
	12/31/2014	9.66	9.32	10
	12/31/2013	9.90*	9.66	10
T Rowe Price New Horizons Fund	12/31/2017	$ 57.25	$ 73.98	3
	12/31/2016	53.74	57.25	3
	12/31/2015	52.07	53.74	3
	12/31/2014	49.28	52.07	2
	12/31/2013	37.49*	49.28	2
T Rowe Price New Income Fund	12/31/2017	$ 10.35	$ 10.77	10
	12/31/2016	10.09	10.35	10
	12/31/2015	10.08	10.09	10
	12/31/2014	9.53	10.08	10
	12/31/2013	9.90*	9.53	10
52

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Overseas Stock Fund	12/31/2017	$ 9.72	$ 12.29	11
	12/31/2016	9.5	9.72	11
	12/31/2015	9.80	9.50	11
	12/31/2014	10.31	9.80	11
	12/31/2013	9.13*	10.31	11
T. Rowe Price Small-Cap Value Fund	12/31/2017	$ 62.80	$ 69.82	2
	12/31/2016	48.96	62.80	2
	12/31/2015	51.60	48.96	2
	12/31/2014	51.79	51.6	2
	12/31/2013	42.11*	51.79	2
T. Rowe Price Spectrum Income Fund	12/31/2017	$ 14.46	$ 15.42	8
	12/31/2016	13.41	14.46	8
	12/31/2015	13.7	13.41	8
	12/31/2014	13.22	13.70	8
	12/31/2013	13.26*	13.22	7
Vanguard 500 Index Fund	12/31/2017	$174.28	$209.15	1
	12/31/2016	157.46	174.28	1
	12/31/2015	157.38	157.46	1
	12/31/2014	140.96	157.38	1
	12/31/2013	110.93*	140.96	1
Vanguard Developed Markets Index Fund Admiral	12/31/2017	$ 12.93	$ 14.60	12
Vanguard Developed Markets Index Fund(2)	12/31/2017	$ 10.63	$ 13.21	15
	12/31/2016	10.58	10.63	15
	12/31/2015	10.87	10.58	15
	12/31/2014	11.66	10.87	15
	12/31/2013	9.81*	11.66	15
Vanguard Emerging Markets Stock Index Fund	12/31/2017	$ 31.03	$ 40.19	4
	12/31/2016	27.9	31.03	4
	12/31/2015	33.2	27.90	4
	12/31/2014	33.34	33.20	4
	12/31/2013	35.60*	33.34	4
Vanguard Extended Market Index Fund	12/31/2017	$ 62.00	$ 72.24	4
	12/31/2016	54.18	62	4
	12/31/2015	56.83	54.18	4
	12/31/2014	53.61	56.83	4
	12/31/2013	40.61*	53.61	4
Vanguard Federal Money Market Fund	12/31/2017	$ 1.00	$ 1.00	75
	12/31/2016	1	1	75
Vanguard High-Yield Corporate Fund Admiral	12/31/2017	$ 5.93	$ 6.05	25
Vanguard High-Yield Corporate Fund(2)	12/31/2017	$ 6.68	$ 6.99	24
	12/31/2016	6.14	6.68	24
	12/31/2015	6.37	6.14	24
	12/31/2014	6.24	6.37	24
	12/31/2013	6.14*	6.24	24
53

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Prime Money Market Fund(1)	12/31/2017	$ 0.93	$ 0.93	82
	12/31/2016	0.94	0.93	82
	12/31/2015	0.96	0.94	162
	12/31/2014	0.98	0.96	162
	12/31/2013	1.00*	0.98	162
Vanguard Real Estate Index Fund	12/31/2017	$ 34.53	$ 35.65	6
	12/31/2016	32.28	34.53	6
	12/31/2015	32.05	32.28	6
	12/31/2014	25.04	32.05	6
	12/31/2013	25.33*	25.04	6
Vanguard Retirement Income Fund	12/31/2017	$ 14.00	$ 15.10	8
	12/31/2016	13.37	14	8
	12/31/2015	13.45	13.37	8
	12/31/2014	12.82	13.45	8
	12/31/2013	12.58*	12.82	8
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2017	$ 24.40	$ 24.43	4
	12/31/2016	23.93	24.4	4
	12/31/2015	24.12	23.93	4
	12/31/2014	24.58	24.12	4
	12/31/2013	25.06*	24.58	4
Vanguard Small-Cap Index Fund	12/31/2017	$ 55.36	$ 63.45	4
	12/31/2016	47.49	55.36	4
	12/31/2015	50.01	47.49	4
	12/31/2014	47.31	50.01	4
	12/31/2013	35.94*	47.31	4
Vanguard STAR Fund	12/31/2017	$ 27.45	$ 32.33	4
	12/31/2016	25.9	27.45	4
	12/31/2015	26.07	25.90	5
	12/31/2014	24.42	26.07	4
	12/31/2013	22.22*	24.42	4
Vanguard Target Retirement 2015 Fund	12/31/2017	$ 16.69	$ 18.52	7
	12/31/2016	15.81	16.69	7
	12/31/2015	15.97	15.81	7
	12/31/2014	15.06	15.97	7
	12/31/2013	14.16*	15.06	7
Vanguard Target Retirement 2025 Fund	12/31/2017	$ 17.99	$ 20.76	7
	12/31/2016	16.82	17.99	7
	12/31/2015	17.05	16.82	7
	12/31/2014	16.00	17.05	7
	12/31/2013	14.58*	16.00	7
Vanguard Target Retirement 2035 Fund	12/31/2017	$ 19.47	$ 23.02	7
	12/31/2016	18.07	19.47	7
	12/31/2015	18.39	18.07	7
	12/31/2014	17.24	18.39	7
	12/31/2013	15.31*	17.24	6
54

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Target Retirement 2045 Fund	12/31/2017	$ 20.40	$ 24.55	6
	12/31/2016	18.82	20.4	6
	12/31/2015	19.22	18.82	6
	12/31/2014	18.03	19.22	7
	12/31/2013	15.86*	18.03	7
Vanguard Total Bond Market Index Fund	12/31/2017	$ 11.02	$ 11.17	13
	12/31/2016	10.97	11.02	13
	12/31/2015	11.14	10.97	13
	12/31/2014	10.73	11.14	13
	12/31/2013	11.06*	10.73	14
*	Inception Price on date Underlying Fund was added to the Separate Account.
(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard Prime Money Market Fund
55

May 1, 2018
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Flexible Premium Qualified
Variable Deferred Group Annuity Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the qualified variable deferred group annuity contract (“Group Contract”) dated May 1, 2018 and the prospectus for the Retirement Protector qualified variable deferred group annuity contract (“Retirement Protector”) dated May 1, 2018. Copies of the prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder).
May 1, 2018

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Additional Condensed Financial Information
The following schedule includes Accumulation Unit Values for the periods indicated for the Group Contact. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 2006 but not funded until January 2, 2008. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are included herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit we use to calculate the value of your interest in a Subaccount.
The tables below show three sets of Accumulation Unit Values that reflect the other levels of annual expenses available under the Group Contract. The information for the Accumulation Unit Values reflecting the highest and lowest levels of annual expenses available under the Group Contract can be found in Appendix A of the prospectus for the Group Contract.

0.85 M & E (These options are only available in the Group Contract.)
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund	12/31/2017	$ 16.97	$ 19.64	25,656
	12/31/2016	14.44	16.97	12,927
	12/31/2015	15.04	14.44	5,867
	12/31/2014	13.62*	15.04	768
American Funds IS Growth Fund	12/31/2017	$ 96.56	$122.55	3,031
	12/31/2016	89.15	96.56	2,146
	12/31/2015	84.35	89.15	1,166
	12/31/2014	78.04*	84.35	95
American Funds IS Managed Risk Asset Allocation Fund	12/31/2017	$ 12.79	$ 14.56	2,340
	12/31/2016	12.02	12.79	638
	12/31/2015	12.24	12.02	164
	12/31/2014	11.93*	12.24	11
American Funds IS New World Fund	12/31/2017	$ 22.80	$ 29.18	13,431
	12/31/2016	21.89	22.80	12,022
	12/31/2015	22.85	21.89	2,886
	12/31/2014	24.81*	22.85	1,192
BlackRock High Yield V.I. III	12/31/2017	$ 7.38*	7.59	4,292
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2017	$126.20	$144.69	21,245
	12/31/2016	106.08	126.20	19,638
	12/31/2015	110.17	106.08	2,038
	12/31/2014	101.93	110.17	1,955
	12/31/2013	77.59	101.93	788
	12/31/2012	66.87	77.59	282
	12/31/2011	69.12	66.87	152
	12/31/2010	63.50*	69.12	99
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	12/31/2017	$ 32.16	$ 35.85	64,033
	12/31/2016	25.79	32.16	57,468
	12/31/2015	26.63	25.79	21,461
	12/31/2014	25.55	26.63	19,345
	12/31/2013	18.31	25.55	14,095
	12/31/2012	15.95	18.31	8,950
	12/31/2011	15.99	15.95	6,828
	12/31/2010	12.81	15.99	4,327
	12/31/2009	10.32	12.81	2,364
	12/31/2008	14.28	10.32	307
Fidelity VIP Freedom 2015 Portfolio SC2	12/31/2017	$ 12.97	$ 14.77	8,148
	12/31/2016	12.39	12.97	7,763
	12/31/2015	12.95*	12.39	8
Fidelity VIP Freedom 2025 Portfolio SC2	12/31/2017	$ 13.59	$ 15.85	29,127
	12/31/2016	12.94	13.59	17,067
	12/31/2015	13.63*	12.94	2,635

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Freedom 2035 Portfolio SC2	12/31/2017	$ 20.30	$ 24.77	25,431
	12/31/2016	19.22	20.30	16,521
	12/31/2015	20.44*	19.22	5,118
Fidelity VIP Freedom 2045 Portfolio SC2	12/31/2017	$ 19.26	$ 23.55	21,571
	12/31/2016	18.23	19.26	7,806
	12/31/2015	19.39*	18.23	1,097
Fidelity VIP Funds Manager 20% Portfolio SC2	12/31/2017	$ 11.28	$ 11.99	3,627
	12/31/2016	11.08	11.28	1,680
	12/31/2015	11.36*	11.08	52
Fidelity VIP Funds Manager 50% Portfolio SC2	12/31/2017	$ 12.33	$ 13.97	6,607
	12/31/2016	11.93	12.33	5,260
	12/31/2015	12.38*	11.93	9
Fidelity VIP Funds Manager 60% Portfolio SC2	12/31/2017	$ 11.56	$ 13.39	56,768
	12/31/2016	11.14	11.56	42,071
	12/31/2015	11.61*	11.14	2,109
Fidelity VIP Funds Manager 70% Portfolio SC2	12/31/2017	$ 12.61	$ 14.87	47,952
	12/31/2016	12.12	12.61	45,563
	12/31/2015	12.68*	12.12	929
Fidelity VIP Funds Manager 85% Portfolio SC2	12/31/2017	$ 12.51	$ 15.24	25,522
	12/31/2016	11.96	12.51	19,377
	12/31/2015	12.57*	11.96	772
Fidelity VIP Index 500 Portfolio SC2	12/31/2017	$273.82	$329.65	32,934
	12/31/2016	247.47	273.82	30,751
	12/31/2015	246.91	247.47	15,034
	12/31/2014	219.79	246.91	13,463
	12/31/2013	168.00	219.79	10,121
	12/31/2012	146.50	168.00	7,979
	12/31/2011	145.12	146.50	6,261
	12/31/2010	127.52	145.12	4,186
	12/31/2009	101.74	127.52	2,014
	12/31/2008	145.47	101.74	192
Fidelity VIP Investment Grade Bond Portfolio SC2	12/31/2017	$ 16.31	$ 16.82	57,313
	12/31/2016	15.75	16.31	53,129
	12/31/2015	16.02	15.75	48,231
	12/31/2014	15.29	16.02	42,867
	12/31/2013	15.75	15.29	31,654
	12/31/2012	15.04	15.75	18,807
	12/31/2011	14.16	15.04	11,850
	12/31/2010	13.28	14.16	7,040
	12/31/2009	11.58	13.28	3,957
	12/31/2008	11.98	11.58	346

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Overseas Portfolio SC2	12/31/2017	$ 19.38	$ 24.98	94,706
	12/31/2016	20.63	19.38	86,557
	12/31/2015	20.14	20.63	79,329
	12/31/2014	22.15	20.14	69,898
	12/31/2013	17.16	22.15	55,129
	12/31/2012	14.37	17.16	43,242
	12/31/2011	17.53	14.37	32,398
	12/31/2010	15.66	17.53	21,573
	12/31/2009	12.50	15.66	12,211
	12/31/2008	20.13	12.50	1,698
Fidelity VIP Real Estate Portfolio SC2	12/31/2017	$ 20.85	$ 21.46	39,844
	12/31/2016	19.94	20.85	36,080
	12/31/2015	19.45*	19.94	302
JPMorgan Small-Cap Value Fund	12/31/2017	$ 31.34	$ 31.98	2,533
	12/31/2016	24.34	31.34	1,421
	12/31/2015	26.64*	24.34	662
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2017	$ 29.58	$ 35.89	5,168
	12/31/2016	26.89	29.58	2,713
	12/31/2015	26.89	26.89	1,047
	12/31/2014	24.04*	26.89	287
Lord Abbett Series Fund Developing Growth Portfolio	12/31/2017	$ 23.20	$ 29.89	4,057
	12/31/2016	24.02	23.20	2,377
	12/31/2015	26.39	24.02	810
	12/31/2014	25.66	26.39	361
	12/31/2013	18.17*	25.66	7
MFS Mid Cap Value Portfolio	12/31/2017	$ 10.84	$ 12.19	7,911
	12/31/2016	9.44	10.84	3,422
	12/31/2015	10.14*	9.44	350
T. Rowe Price Government Money Portfolio	12/31/2017	$ 0.95	$ 0.94	428,530
	12/31/2016	0.96	0.95	8,629
	12/31/2015	0.96	0.96	13,375
	12/31/2014	0.97	0.96	11,124
	12/31/2013	0.98	0.97	9,276
	12/31/2012	0.99	0.98	3,173
	12/31/2011	1.00	0.99	5,641
	12/31/2010	1.00	1.00	2,399
	12/31/2009	1.00	1.00	518
	12/31/2008	1.00	1.00	180
Templeton Global Bond VIP Fund - Class 4	12/31/2017	$ 22.03	$ 22.23	9,922
	12/31/2016	21.60	22.03	8,941
	12/31/2015	22.78	21.60	7,730
	12/31/2014	22.59	22.78	6,823
	12/31/2013	22.44	22.59	5,462
	12/31/2012	19.68	22.44	1,959
	12/31/2011	20.04	19.68	1,051
	12/31/2010	19.18*	20.04	24

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wells Fargo VT Discovery Fund	12/31/2017	$ 36.02	$ 46.13	14,922
	12/31/2016	33.74	36.02	12,805
	12/31/2015	34.54	33.74	10,504
	12/31/2014	34.71	34.54	8,779
	12/31/2013	24.34	34.71	7,824
	12/31/2012	20.84	24.34	5,921
	12/31/2011	20.92	20.84	4,382
	12/31/2010	15.57	20.92	3,329
	12/31/2009	11.17	15.57	2,402
	12/31/2008	19.91	11.17	207
	12/31/2015	18.81	18.67	5,088
Wilshire VIT 2015 Moderate Fund(1)	12/31/2017	$ 14.34	$ 15.86	7,114
	12/31/2016	13.58	14.34	6,385
	12/31/2015	13.97	13.58	8,993
	12/31/2014	13.45	13.97	9,767
	12/31/2013	12.29	13.45	17,407
	12/31/2012	11.02	12.29	15,534
	12/31/2011	10.94	11.02	13,246
	12/31/2010	9.89	10.94	9,282
	12/31/2009	8.27	9.89	2,337
	12/31/2008	10.26	8.27	305
Wilshire VIT 2025 Moderate Fund(1)	12/31/2017	$ 13.84	$ 15.67	70,478
	12/31/2016	13.08	13.84	61,842
	12/31/2015	13.50	13.08	53,162
	12/31/2014	12.95	13.50	51,999
	12/31/2013	11.63	12.95	43,077
	12/31/2012	10.41	11.63	32,232
	12/31/2011	10.46	10.41	16,596
	12/31/2010	9.43	10.46	8,341
	12/31/2009	7.88	9.43	4,052
	12/31/2008	10.18	7.88	617
Wilshire VIT 2035 Moderate Fund(1)	12/31/2017	$ 13.39	$ 15.53	84,148
	12/31/2016	12.61	13.39	79,058
	12/31/2015	13.00	12.61	80,892
	12/31/2014	12.44	13.00	71,106
	12/31/2013	10.91	12.44	59,365
	12/31/2012	9.64	10.91	45,517
	12/31/2011	9.89	9.64	31,658
	12/31/2010	8.85	9.89	20,532
	12/31/2009	7.37	8.85	11,276
	12/31/2008	10.18	7.37	2,256

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Global Allocation Fund	12/31/2017	$ 26.50	$ 30.26	31,585
	12/31/2016	25.30	26.50	31,711
	12/31/2015	25.52	25.30	29,866
	12/31/2014	25.17	25.52	27,102
	12/31/2013	21.45	25.17	3,398
	12/31/2012	19.30	21.45	1,965
	12/31/2011	19.58	19.30	1,014
	12/31/2010	17.80	19.58	411
	12/31/2009	15.19	17.80	521
	12/31/2008	19.22	15.19	11
0.95 M & E (These options are only available in the Group Contract.)
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund	12/31/2017	$ 16.91	$ 19.55	107,189
	12/31/2016	14.41	16.91	67,294
	12/31/2015	15.03	14.41	33,930
	12/31/2014	13.62*	15.03	8,720
American Funds IS Growth Fund	12/31/2017	$ 96.29	$122.08	11,617
	12/31/2016	88.99	96.29	8,450
	12/31/2015	84.29	88.99	4,802
	12/31/2014	78.04*	84.29	704
American Funds IS Managed Risk Asset Allocation Fund	12/31/2017	$ 12.72	$ 14.47	49,069
	12/31/2016	11.97	12.72	28,769
	12/31/2015	12.22	11.97	19,569
	12/31/2014	11.93*	12.22	7,347
American Funds IS New World Fund	12/31/2017	$ 22.75	$ 29.09	31,773
	12/31/2016	21.87	22.75	24,088
	12/31/2015	22.84	21.87	5,968
	12/31/2014	24.81*	22.84	2,221
BlackRock High Yield V.I. III	12/31/2017	$ 7.38*	$ 7.58	962

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Calvert VPS&P Mid Cap 400 Index Portfolio	12/31/2017	$125.09	$143.28	49,409
	12/31/2016	105.24	125.09	44,040
	12/31/2015	109.42	105.24	3,938
	12/31/2014	101.53	109.42	2,190
	12/31/2013	77.21	101.53	1,811
	12/31/2012	66.61	77.21	204
	12/31/2011	68.92	66.61	179
	12/31/2010	63.50*	68.92	145
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio- Service Shares	12/31/2017	$ 31.77	$ 35.38	139,374
	12/31/2016	25.51	31.77	124,509
	12/31/2015	26.37	25.51	16,661
	12/31/2014	25.32	26.37	10,738
	12/31/2013	18.16	25.32	9,209
	12/31/2012	15.84	18.16	7,747
	12/31/2011	15.89	15.84	7,447
	12/31/2010	12.74	15.89	4,998
	12/31/2009	10.28	12.74	4,858
	12/31/2008	14.66	10.28	245
Fidelity VIP Freedom 2015 Portfolio SC2	12/31/2017	$ 12.93	$ 14.71	13,426
	12/31/2016	12.36	12.93	9,329
	12/31/2015	12.95*	12.36	10,363
Fidelity VIP Freedom 2025 Portfolio SC2	12/31/2017	$ 13.57	$ 15.80	47,147
	12/31/2016	12.92	13.57	29,847
	12/31/2015	13.63*	12.92	7,600
Fidelity VIP Freedom 2035 Portfolio SC2	12/31/2017	$ 20.27	$ 24.72	35,036
	12/31/2016	19.21	20.27	24,662
	12/31/2015	20.44*	19.21	5,996
Fidelity VIP Freedom 2045 Portfolio SC2	12/31/2017	$ 19.22	$ 23.48	28,994
	12/31/2016	18.21	19.22	17,823
	12/31/2015	19.39*	18.21	6,415
Fidelity VIP FundsManager 20% Portfolio SC2	12/31/2017	$ 11.26	$ 11.96	36,175
	12/31/2016	11.07	11.26	42,909
	12/31/2015	11.36*	11.07	8,097
Fidelity VIP FundsManager 50% Portfolio SC2	12/31/2017	$ 12.27	$ 13.89	39,426
	12/31/2016	11.90	12.27	37,373
	12/31/2015	12.38*	11.90	3,968
Fidelity VIP FundsManager 60% Portfolio SC2	12/31/2017	$ 11.53	$ 13.34	200,748
	12/31/2016	11.12	11.53	173,271
	12/31/2015	11.61*	11.12	9,354
Fidelity VIP FundsManager 70% Portfolio SC2	12/31/2017	$ 12.58	$ 14.83	176,901
	12/31/2016	12.11	12.58	169,447
	12/31/2015	12.68*	12.11	10,798

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP FundsManager 85% Portfolio SC2	12/31/2017	$ 12.47	$ 15.18	152,408
	12/31/2016	11.93	12.47	134,783
	12/31/2015	12.57*	11.93	19,513
Fidelity VIP Index 500 Portfolio SC2	12/31/2017	$272.85	$328.16	53,969
	12/31/2016	246.83	272.85	49,956
	12/31/2015	246.51	246.83	16,318
	12/31/2014	219.66	246.51	10,506
	12/31/2013	168.07	219.66	9,227
	12/31/2012	146.70	168.07	6,796
	12/31/2011	145.46	146.70	5,730
	12/31/2010	127.94	145.46	4,679
	12/31/2009	102.18	127.94	3,405
	12/31/2008	160.48	102.18	529
Fidelity VIP Investment Grade Bond Portfolio	12/31/2017	$ 16.76	$ 17.26	85,793
	12/31/2016	16.19	16.76	75,113
	12/31/2015	16.48	16.19	66,197
	12/31/2014	15.76	16.48	49,705
	12/31/2013	16.24	15.76	41,922
	12/31/2012	15.52	16.24	30,809
	12/31/2011	14.63	15.52	15,048
	12/31/2010	13.73	14.63	8,803
	12/31/2009	12.00	13.73	7,668
	12/31/2008	12.62	12.00	1,268
Fidelity VIP Overseas Portfolio SC2	12/31/2017	$ 21.46	$ 27.63	84,534
	12/31/2016	22.86	21.46	78,135
	12/31/2015	22.34	22.86	73,316
	12/31/2014	24.60	22.34	68,350
	12/31/2013	19.07	24.60	57,555
	12/31/2012	15.99	19.07	52,287
	12/31/2011	19.53	15.99	47,654
	12/31/2010	17.46	19.53	39,211
	12/31/2009	13.96	17.46	33,647
	12/31/2008	25.04	13.96	4,352
Fidelity VIP Real Estate VIP Portfolio SC2	12/31/2017	$ 20.81	$ 21.39	89,547
	12/31/2016	19.92	20.81	85,028
	12/31/2015	19.45*	19.92	5,400
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2017	$ 29.51	$ 35.77	16,971
	12/31/2016	26.85	29.51	14,458
	12/31/2015	26.88	26.85	12,496
	12/31/2014	24.04	26.88	1,049

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
JPMorgan Small-Cap Value Fund	12/31/2017	$ 31.32	$ 31.92	3,629
	12/31/2016	24.34	31.32	1369
	12/31/2015	26.64*	24.34	324
Lord Abbett Series Fund Developing Growth Portfolio	12/31/2017	$ 23.09	$ 29.72	11,283
	12/31/2016	23.93	23.09	8,332
	12/31/2015	26.32	23.93	5,130
	12/31/2014	25.62	26.32	921
	12/31/2013	18.17*	25.62	45
MFS Mid Cap Value Portfolio	12/31/2017	$ 10.81	$ 12.14	12,207
	12/31/2016	9.42	10.81	7,414
	12/31/2015	10.14*	9.42	3,190
T. Rowe Price Government Money Portfolio	12/31/2017	$ 0.95	$ 0.94	850,542
	12/31/2016	0.96	0.95	160,980
	12/31/2015	0.97	0.96	145,825
	12/31/2014	0.98	0.97	138,230
	12/31/2013	0.98	0.98	135,555
	12/31/2012	0.99	0.98	37,100
	12/31/2011	1.00	0.99	40,530
	12/31/2010	1.01	1.00	20,017
	12/31/2009	1.02	1.01	13,514
	12/31/2008	1.00	1.02	1,494
Templeton Global Bond VIP Fund - Class 4	12/31/2017	$ 21.87	$ 22.05	15,781
	12/31/2016	21.47	21.87	10,515
	12/31/2015	22.67	21.47	12,611
	12/31/2014	22.50	22.67	15,200
	12/31/2013	22.37	22.50	12,995
	12/31/2012	19.64	22.37	8,670
	12/31/2011	20.01	19.64	4,671
	12/31/2010	19.18*	20.01	860
Wells Fargo VT Discovery Fund	12/31/2017	$ 35.46	$ 45.36	54,875
	12/31/2016	33.25	35.46	48,522
	12/31/2015	34.07	33.25	40,591
	12/31/2014	34.27	34.07	31,841
	12/31/2013	24.05	34.27	21,390
	12/31/2012	20.62	24.05	17,234
	12/31/2011	20.72	20.62	12,018
	12/31/2010	15.43	20.72	11,901
	12/31/2009	11.09	15.43	10,419
	12/31/2008	19.85	11.09	4,035

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2015 Moderate Fund(1)	12/31/2017	$ 14.16	$ 15.64	91,448
	12/31/2016	13.42	14.16	92,427
	12/31/2015	13.82	13.42	116,480
	12/31/2014	13.32	13.82	111,304
	12/31/2013	12.18	13.32	94,134
	12/31/2012	10.93	12.18	79,629
	12/31/2011	10.86	10.93	67,757
	12/31/2010	9.82	10.86	51,496
	12/31/2009	8.24	9.82	39,403
	12/31/2008	10.91	8.24	14,555
Wilshire VIT 2025 Moderate Fund(1)	12/31/2017	$ 13.67	$ 15.46	237,517
	12/31/2016	12.93	13.67	264,785
	12/31/2015	13.35	12.93	253,025
	12/31/2014	12.83	13.35	232,995
	12/31/2013	11.54	12.83	179,734
	12/31/2012	10.33	11.54	150,392
	12/31/2011	10.40	10.33	104,978
	12/31/2010	9.38	10.40	67,666
	12/31/2009	7.85	9.38	46,064
	12/31/2008	10.94	7.85	6,705
Wilshire VIT 2035 Moderate Fund(1)	12/31/2017	$ 13.21	$ 15.31	440,632
	12/31/2016	12.45	13.21	410,277
	12/31/2015	12.86	12.45	374,724
	12/31/2014	12.32	12.86	335,067
	12/31/2013	10.81	12.32	267,205
	12/31/2012	9.56	10.81	226,053
	12/31/2011	9.82	9.56	173,785
	12/31/2010	8.79	9.82	115,618
	12/31/2009	7.34	8.79	66,581
	12/31/2008	10.96	7.34	10,937
Wilshire VIT Global Allocation Fund	12/31/2017	$ 26.09	$ 29.77	47,556
	12/31/2016	24.94	26.09	47,058
	12/31/2015	25.18	24.94	45,640
	12/31/2014	24.86	25.18	47,444
	12/31/2013	21.21	24.86	17,098
	12/31/2012	19.10	21.21	17,795
	12/31/2011	19.40	19.10	14,178
	12/31/2010	17.65	19.40	7,853
	12/31/2009	15.08	17.65	4,655
	12/31/2008	20.62	15.08	623

1.05 M & E (These options are only available in the Group Contract.)
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund	12/31/2017	$ 17.22	$ 20.08	3
	12/31/2016	14.55	17.22	3
	12/31/2015	15.06	14.55	3
	12/31/2014	13.62*	15.06	9
American Funds IS Growth Fund	12/31/2017	$ 97.11	$122.71	2
	12/31/2016	89.38	97.11	2
	12/31/2015	84.39	89.38	2
	12/31/2014	78.04*	84.39	2
American Funds IS Managed Risk Asset Allocation Fund	12/31/2017	$ 12.88	$ 14.73	11
	12/31/2016	12.06	12.88	10
	12/31/2015	12.24	12.06	10
	12/31/2014	11.93*	12.24	11
American Funds IS New World Fund	12/31/2017	$ 22.88	$ 29.17	10
	12/31/2016	22.01	22.88	10
	12/31/2015	22.89	22.01	5
	12/31/2014	24.81*	22.89	5
BlackRock High Yield V.I. III	12/31/2017	$ 7.38*	$ 7.60	20
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2017	$125.49	$143.59	92
	12/31/2016	105.72	125.49	72
	12/31/2015	110.48	105.72	2
	12/31/2014	102.69	110.48	2
	12/31/2013	78.13	102.69	1
	12/31/2012	67.24	78.13	2
	12/31/2011	69.33	67.24	3
	12/31/2010	63.50*	69.33	2
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio-Service Shares	12/31/2017	$ 31.61	$ 35.17	291
	12/31/2016	25.40	31.61	307
	12/31/2015	26.29	25.40	93
	12/31/2014	25.27	26.29	207
	12/31/2013	18.14	25.27	207
	12/31/2012	15.83	18.14	212
	12/31/2011	15.91	15.83	235
	12/31/2010	12.77	15.91	227
	12/31/2009	10.30	12.77	409
	12/31/2008	13.26*	10.30	18
Fidelity VIP Freedom 2015 Portfolio SC2	12/31/2017	$ 13.01	$ 14.86	8
	12/31/2016	12.39	13.01	8
	12/31/2015	12.95*	12.39	8
Fidelity VIP Freedom 2025 Portfolio SC2	12/31/2017	$ 13.65	$ 15.98	7
	12/31/2016	12.95	13.65	7
	12/31/2015	13.63*	12.95	7

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Freedom 2035 Portfolio SC2	12/31/2017	$ 20.38	$ 24.96	5
	12/31/2016	19.24	20.38	5
	12/31/2015	20.44*	19.24	5
Fidelity VIP Freedom 2045 Portfolio SC2	12/31/2017	$ 19.34	$ 23.73	5
	12/31/2016	18.25	19.34	5
	12/31/2015	19.39*	18.25	5
Fidelity VIP Funds Manager 20% Portfolio SC2	12/31/2017	$ 11.30	$ 11.95	20
	12/31/2016	11.10	11.30	20
	12/31/2015	11.36*	11.10	9
Fidelity VIP Funds Manager 50% Portfolio SC2	12/31/2017	$ 12.29	$ 13.88	20
	12/31/2016	11.93	12.29	20
	12/31/2015	12.38*	11.93	8
Fidelity VIP Funds Manager 60% Portfolio SC2	12/31/2017	$ 11.53	$ 13.27	17
	12/31/2016	11.15	11.53	17
	12/31/2015	11.61*	11.15	9
Fidelity VIP Funds Manager 70% Portfolio SC2	12/31/2017	$ 12.59	$ 14.80	19
	12/31/2016	12.13	12.59	19
	12/31/2015	12.68*	12.13	8
Fidelity VIP Funds Manager 85% Portfolio SC2	12/31/2017	$ 12.56	$ 15.24	13
	12/31/2016	11.96	12.56	13
	12/31/2015	12.57*	11.96	8

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Index 500 Portfolio SC2	12/31/2017	$271.14	$325.78	163
	12/31/2016	245.48	271.14	162
	12/31/2015	245.51	245.48	1
	12/31/2014	218.40	245.51	1
	12/31/2013	168.19	218.40	1
	12/31/2012	146.68	168.19	1
	12/31/2011	144.47	146.68	4
	12/31/2010	127.24	144.47	3
	12/31/2009	101.09	127.24	9
	12/31/2008	134.60*	101.09	736
Fidelity VIP Investment Grade Bond Portfolio SC2	12/31/2017	$ 15.99	$ 16.45	531
	12/31/2016	15.46	15.99	531
	12/31/2015	15.76	15.46	582
	12/31/2014	15.08	15.76	726
	12/31/2013	15.56	15.08	730
	12/31/2012	14.88	15.56	730
	12/31/2011	14.05	14.88	771
	12/31/2010	13.19	14.05	829
	12/31/2009	11.53	13.19	1,379
	12/31/2008	12.11*	11.53	17
Fidelity VIP Overseas Portfolio SC2	12/31/2017	$ 19.04	$ 24.49	470
	12/31/2016	20.31	19.04	509
	12/31/2015	19.87	20.31	584
	12/31/2014	21.9	19.87	860
	12/31/2013	16.99	21.90	864
	12/31/2012	14.26	16.99	874
	12/31/2011	17.43	14.26	967
	12/31/2010	15.61	17.43	993
	12/31/2009	12.48	15.61	1537
	12/31/2008	18.72*	12.48	8
Fidelity VIP Real Estate Portfolio SC2	12/31/2017	$ 20.91	$ 21.47	364
	12/31/2016	19.96	20.91	388
	12/31/2015	19.45*	19.96	5
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2017	$ 29.87	$ 36.25	5
	12/31/2016	27.04	29.87	5
	12/31/2015	26.92	27.04	5
	12/31/2014	24.04*	26.92	5

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
JP Morgan Small-Cap Value Fund	12/31/2017	$ 31.44	$ 32.19	4
	12/31/2016	24.36	31.44	4
	12/31/2015	26.64*	24.36	4
Lord Abbett Series Fund Developing Growth Portfolio	12/31/2017	$ 23.49	$ 30.39	6
	12/31/2016	24.23	23.49	6
	12/31/2015	26.50	24.23	6
	12/31/2014	25.67	26.50	6
	12/31/2013	18.77	25.67	5
MFS Mid Cap Value Portfolio	12/31/2017	$ 10.88	$ 12.28	10
	12/31/2016	9.45	10.88	10
	12/31/2015	10.14*	9.45	10
T. Rowe Price Government Money Portfolio	12/31/2017	$ 0.94	$ 0.94	737
	12/31/2016	0.95	0.94	130
	12/31/2015	0.95	0.95	130
	12/31/2014	0.96	0.95	130
	12/31/2013	0.96	0.96	130
	12/31/2012	0.96	0.96	129
	12/31/2011	0.98	0.96	332
	12/31/2010	0.99	0.98	202
	12/31/2009	1.00	0.99	202
	12/31/2008	1.00*	1.00	202
Templeton Global Bond VIP Fund - Class 4	12/31/2017	$ 22.21	$ 22.50	6
	12/31/2016	21.69	22.21	6
	12/31/2015	22.78	21.69	6
	12/31/2014	22.50	22.78	6
	12/31/2013	22.25	22.50	6
	12/31/2012	19.45	22.25	6
	12/31/2011	19.92	19.45	16
	12/31/2010	19.18*	19.92	10
Wells Fargo VT Discovery Fund	12/31/2017	$ 35.34	$ 45.16	31
	12/31/2016	33.17	35.34	31
	12/31/2015	34.01	33.17	31
	12/31/2014	34.25	34.01	31
	12/31/2013	24.06	34.25	119
	12/31/2012	20.65	24.06	119
	12/31/2011	20.78	20.65	130
	12/31/2010	15.48	20.78	124
	12/31/2009	11.15	15.48	124
	12/31/2008	18.58*	11.15	11

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2015 Fund(1)	12/31/2017	$ 14.09	$ 15.55	186
	12/31/2016	13.36	14.09	186
	12/31/2015	13.78	13.36	186
	12/31/2014	13.28	13.78	186
	12/31/2013	12.16	13.28	186
	12/31/2012	10.92	12.16	186
	12/31/2011	10.86	10.92	234
	12/31/2010	9.84	10.86	223
	12/31/2009	8.25	9.84	259
	12/31/2008	9.82*	8.25	84
Wilshire VIT 2025 Fund(1)	12/31/2017	$ 13.71	$ 15.60	11
	12/31/2016	12.90	13.71	11
	12/31/2015	13.31	12.90	11
	12/31/2014	12.80	13.31	122
	12/31/2013	11.52	12.80	122
	12/31/2012	10.33	11.52	122
	12/31/2011	10.41	10.33	143
	12/31/2010	9.40	10.41	132
	12/31/2009	7.88	9.40	132
	12/31/2008	9.65*	7.88	21
Wilshire VIT 2035 Fund(1)	12/31/2017	$ 13.15	$ 15.23	340
	12/31/2016	12.41	13.15	340
	12/31/2015	12.83	12.41	530
	12/31/2014	12.30	12.83	1,416
	12/31/2013	10.81	12.30	1,426
	12/31/2012	9.57	10.81	1,435
	12/31/2011	9.83	9.57	1,443
	12/31/2010	8.82	9.83	1,432
	12/31/2009	7.36	8.82	1452
	12/31/2008	9.40*	7.36	49
Wilshire VIT Global Allocation Fund	12/31/2017	$ 25.97	$ 29.60	278
	12/31/2016	24.85	25.97	278
	12/31/2015	25.11	24.85	278
	12/31/2014	24.83	25.11	309
	12/31/2013	21.20	24.83	278
	12/31/2012	19.11	21.20	277
	12/31/2011	19.43	19.11	289
	12/31/2010	17.69	19.43	750
	12/31/2009	15.13	7.69	750
	12/31/2008	18.19	15.13	178
(1)	On and after May 1, 2015, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

(These options are only available in the Group Contract)
Underwriter
HMLIC offers and sells the Group Contract and Retirement Protector and Certificates thereunder on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the Group Contract and Retirement Protector and Certificates thereunder. The Group Contract and Retirement Protector and Certificates thereunder also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Group Contract and Retirement Protector and Certificates thereunder to its registered representatives and to other selling firms for their sales of the Group Contract and Retirement Protector and Certificates thereunder.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account as of December 31, 2017, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2017 and 2016, and the related statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2017, and the related notes and schedules I, III, and IV, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 13, 2018 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contract, Retirement Protector and Certificates thereunder.

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of Horace Mann Life Insurance Company and
Contract Owners of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of each sub- accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or period listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in note 6, in conformity with U.S. generally accepted accounting principles.
Basis for opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation. of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Horace Mann Life Insurance Company’s separate accounts since 1989.
Chicago, Illinois
April 16, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity

Appendix
Statement of net assets as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
American Funds IS Blue Chip Growth & Income Fund
American Funds IS Growth Fund
American Funds IS Managed Risk Asset Allocation Fund
American Funds IS New World Fund
Calvert VP S&P Mid Cap 400 Index Portfolio
Dreyfus Small Cap Stock Index Portfolio
Fidelity VIP Freedom 2015 Portfolio SC2
Fidelity VIP Freedom 2025 Portfolio SC2
Fidelity VIP Freedom 2035 Portfolio SC2
Fidelity VIP Freedom 2045 Portfolio SC2
Fidelity VIP Funds Manager 20% Portfolio SC2
Fidelity VIP Funds Manager 50% Portfolio SC2
Fidelity VIP Funds Manager 60% Portfolio SC2
Fidelity VIP Funds Manager 70% Portfolio SC2
Fidelity VIP Funds Manager 85% Portfolio SC2
Fidelity VIP Index 500 Portfolio SC2
Fidelity VIP Investment Grade Bond Portfolio SC2
Fidelity VIP Overseas Portfolio SC2
Fidelity VIP Real Estate Portfolio SC2
JPMorgan Insurance Trust U.S. Equity Portfolio
JPMorgan Small Cap Value Fund
Lord Abbett Series Fund Developing Growth Portfolio
MFS Mid Cap Value Portfolio
Templeton Global Bond VIP Fund – Class 4
T. Rowe Price Emerging Markets Stock Fund
T. Rowe Price Equity Income Fund
T. Rowe Price Global Real Estate Fund
T. Rowe Price Government Money Portfolio
T. Rowe Price Growth Stock Fund
T. Rowe Price International Bond Fund
T. Rowe Price New Horizons Fund
T. Rowe Price New Income Fund
T. Rowe Price Overseas Stock Fund
T. Rowe Price Small Cap Value Fund
T. Rowe Price Spectrum Income Fund
Vanguard 500 Index Fund
Vanguard Developed Markets Index Fund Investor Shares
Vanguard Emerging Markets Stock Index Fund
Vanguard Extended Market Index Fund
Vanguard High-Yield Corporate Fund Investor Shares
Vanguard Prime Money Market Fund
Vanguard REIT Index Fund
Vanguard Retirement Income Fund
Vanguard Short-Term Inflation Protected Securities Index Fund
Vanguard Small-Cap Index Fund
Vanguard STAR Fund
Vanguard Target Retirement 2015 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Total Bond Market Index Fund
Wells Fargo VT Discovery Fund
Wilshire VIT 2015 Fund
Wilshire VIT 2025 Fund
Wilshire VIT 2035 Fund
Wilshire VIT Global Allocation Fund

Statement of net assets as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from August 1, 2016 (inception) to December 31, 2016.
Vanguard Federal Money Market Fund
Statement of net assets as of December 31, 2017, and the related statements of operations and changes in net assets for the period from May 1, 2017 (inception) to December 31, 2017.
BlackRock High Yield V.I. III
Vanguard Developed Markets Index Fund Admiral Shares
Vanguard High-Yield Corporate Fund Admiral Shares
Statement of operations for the period from January 1, 2017 to April 21, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to April 21, 2017 (closure) and the year ended December 31, 2016.
Franklin High Income VIP Fund
Statement of changes in net assets for the period from January 1, 2016 to August 19, 2016 (closure).

AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Small Cap Growth Portfolio
American Century Mid Cap Value Fund
Ariel Fund
Davis Value Portfolio
Delaware VIP REIT Series
Delaware VIP Smid Cap Growth Series
Delaware VIP U.S. Growth Series
Fidelity VIP Emerging Markets Portfolio SC2
Fidelity VIP Growth & Income Portfolio SC2
Fidelity VIP Growth Portfolio SC2
Fidelity VIP High Income Portfolio SC2
Fidelity VIP Mid Cap Portfolio SC2
Goldman Sachs VIT Mid Cap Value Fund
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Ibbotson Balanced ETF Asset Allocation Portfolio
Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Income & Growth ETF Asset Allocation Portfolio
Lazard Retirement US Small-Mid Cap Equity Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio
Neuberger Berman Genesis Fund
Putnam VT Multi-Cap Growth Fund
Rainier Small/Mid Cap Equity Portfolio
Royce Capital Fund Small Cap Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire 5000 Index Portfolio Investment
Wilshire Large Co. Growth Portfolio Investment
Wilshire Large Co. Value Portfolio Investment
Wilshire Small Co. Value Portfolio Investment

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2017
	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK HIGH YIELD V.I. III	CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
ASSETS
Investments at market value	$3,488,855	$3,069,953	$947,764	$1,684,036	$52,143	$13,112,062	$10,814,702	$370,308
TOTAL ASSETS	$3,488,855	$3,069,953	$947,764	$1,684,036	$52,143	$13,112,062	$10,814,702	$370,308
NET ASSETS
Active Contract Owners	$3,488,855	$3,069,953	$947,764	$1,684,036	$52,143	$13,112,062	$10,814,702	$370,308
TOTAL NET ASSETS	$3,488,855	$3,069,953	$947,764	$1,684,036	$52,143	$13,112,062	$10,814,702	$370,308
INVESTMENTS
Cost of investments	$3,164,239	$2,730,628	$853,814	$1,354,952	$52,306	$11,712,748	$ 9,234,999	$333,345
Unrealized appreciation (depreciation) on investments	$ 324,616	$ 339,325	$ 93,950	$ 329,084	$ (163)	$ 1,399,314	$ 1,579,703	$ 36,963
Number of shares in underlying mutual funds	236,212	40,099	69,946	67,388	7,065	110,576	537,510	27,209
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	45,135	10,216	13,902	12,205	1,591	19,755	98,264	3,538
M&E Rate .0085	25,656	3,031	2,340	13,431	4,292	21,245	64,033	8,148
M&E Rate .0095	107,189	11,617	49,069	31,773	962	49,409	139,374	13,426
M&E Rate .0105	3	2	11	10	20	92	291	8
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	3	198	10	344	20	191	550	8
Total Units	177,986	25,064	65,332	57,763	6,885	90,692	302,512	25,128
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 19.70	$ 122.94	$ 14.63	$ 29.29	$ 7.59	$ 147.75	$ 36.22	$ 14.78
M&E Rate .0085	$ 19.64	$ 122.55	$ 14.56	$ 29.18	$ 7.59	$ 144.69	$ 35.85	$ 14.77
M&E Rate .0095	$ 19.55	$ 122.08	$ 14.47	$ 29.09	$ 7.58	$ 143.28	$ 35.38	$ 14.71
M&E Rate .0105	$ 20.08	$ 122.71	$ 14.73	$ 29.17	$ 7.60	$ 143.59	$ 35.17	$ 14.86
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 19.88	$ 121.66	$ 14.60	$ 28.93	$ 7.52	$ 140.76	$ 34.01	$ 14.86
See accompanying notes to the financial statements.
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2017
	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2
ASSETS
Investments at market value	$1,276,619	$1,836,810	$1,471,438	$488,926	$652,301	$3,781,247	$3,589,539	$3,369,007
TOTAL ASSETS	$1,276,619	$1,836,810	$1,471,438	$488,926	$652,301	$3,781,247	$3,589,539	$3,369,007
NET ASSETS
Active Contract Owners	$1,276,619	$1,836,810	$1,471,438	$488,926	$652,301	$3,781,247	$3,589,539	$3,369,007
TOTAL NET ASSETS	$1,276,619	$1,836,810	$1,471,438	$488,926	$652,301	$3,781,247	$3,589,539	$3,369,007
INVESTMENTS
Cost of investments	$1,132,443	$1,574,768	$1,295,047	$476,039	$583,696	$3,363,323	$3,054,726	$2,808,836
Unrealized appreciation (depreciation) on investments	$ 144,176	$ 262,042	$ 176,391	$ 12,887	$ 68,605	$ 417,924	$ 534,813	$ 560,171
Number of shares in underlying mutual funds	87,800	80,810	68,375	42,149	48,390	303,227	256,579	236,588
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	4,380	13,689	11,956	1,034	173	25,002	16,310	43,502
M&E Rate .0085	29,127	25,431	21,571	3,627	6,607	56,768	47,952	25,522
M&E Rate .0095	47,147	35,036	28,994	36,175	39,426	200,748	176,901	152,408
M&E Rate .0105	7	5	5	20	20	17	19	13
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	7	5	5	20	695	521	694	135
Total Units	80,668	74,166	62,531	40,876	46,921	283,056	241,876	221,580
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 15.90	$ 24.88	$ 23.62	$ 12.03	$ 13.99	$ 13.43	$ 14.92	$ 15.27
M&E Rate .0085	$ 15.85	$ 24.77	$ 23.55	$ 11.99	$ 13.97	$ 13.39	$ 14.87	$ 15.24
M&E Rate .0095	$ 15.80	$ 24.72	$ 23.48	$ 11.96	$ 13.89	$ 13.34	$ 14.83	$ 15.18
M&E Rate .0105	$ 15.98	$ 24.96	$ 23.73	$ 11.95	$ 13.88	$ 13.27	$ 14.80	$ 15.24
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 15.97	$ 24.95	$ 23.72	$ 11.95	$ 13.79	$ 13.32	$ 14.80	$ 15.15
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2017
	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	JPMORGAN SMALL CAP VALUE FUND	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS MID CAP VALUE PORTFOLIO
ASSETS
Investments at market value	$42,241,591	$3,190,959	$7,501,385	$3,566,978	$837,532	$215,366	$613,985	$264,439
TOTAL ASSETS	$42,241,591	$3,190,959	$7,501,385	$3,566,978	$837,532	$215,366	$613,985	$264,439
NET ASSETS
Active Contract Owners	$42,241,591	$3,190,959	$7,501,385	$3,566,978	$837,532	$215,366	$613,985	$264,439
TOTAL NET ASSETS	$42,241,591	$3,190,959	$7,501,385	$3,566,978	$837,532	$215,366	$613,985	$264,439
INVESTMENTS
Cost of investments	$34,038,516	$3,209,078	$6,027,271	$3,816,613	$681,524	$209,126	$497,990	$248,362
Unrealized appreciation (depreciation) on investments	$ 8,203,075	$ (18,119)	$1,474,114	$ (249,635)	$156,008	$ 6,240	$115,995	$ 16,077
Number of shares in underlying mutual funds	157,747	255,481	331,041	186,362	25,826	7,452	21,788	29,612
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	40,881	43,353	110,433	36,431	1,238	570	5,239	1,547
M&E Rate .0085	32,934	57,313	94,706	39,844	5,168	2,533	4,057	7,911
M&E Rate .0095	53,969	85,793	84,534	89,547	16,971	3,629	11,283	12,207
M&E Rate .0105	163	531	470	364	5	4	6	10
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	129	9	207	233	5	4	6	63
Total Units	128,076	186,999	290,350	166,419	23,387	6,740	20,591	21,738
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 332.17	$ 17.00	$ 25.20	$ 21.51	$ 36.13	$ 32.04	$ 29.97	$ 12.21
M&E Rate .0085	$ 329.65	$ 16.82	$ 24.98	$ 21.46	$ 35.89	$ 31.98	$ 29.89	$ 12.19
M&E Rate .0095	$ 328.16	$ 17.26	$ 27.63	$ 21.39	$ 35.77	$ 31.92	$ 29.72	$ 12.14
M&E Rate .0105	$ 325.78	$ 16.45	$ 24.49	$ 21.47	$ 36.25	$ 32.19	$ 30.39	$ 12.28
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 323.08	$ 16.35	$ 26.90	$ 21.41	$ 35.67	$ 32.18	$ 29.85	$ 12.08
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2017
	TEMPLETON GLOBAL BOND VIP FUND - CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND	T. ROWE PRICE EQUITY INCOME FUND	T. ROWE PRICE GLOBAL REAL ESTATE FUND	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND	T. ROWE PRICE INTERNATIONAL BOND FUND	T. ROWE PRICE NEW HORIZONS FUND
ASSETS
Investments at market value	$601,308	$141,174	$818,377	$108,448	$1,358,107	$815,317	$64,637	$386,871
TOTAL ASSETS	$601,308	$141,174	$818,377	$108,448	$1,358,107	$815,317	$64,637	$386,871
NET ASSETS
Active Contract Owners	$601,308	$141,174	$818,377	$108,448	$1,358,107	$815,317	$64,637	$386,871
TOTAL NET ASSETS	$601,308	$141,174	$818,377	$108,448	$1,358,107	$815,317	$64,637	$386,871
INVESTMENTS
Cost of investments	$628,129	$111,290	$799,541	$107,080	$1,358,107	$785,417	$63,272	$353,938
Unrealized appreciation (depreciation) on investments	$ (26,821)	$ 29,884	$ 18,836	$ 1,368	$ –	$ 29,900	$ 1,365	$ 32,933
Number of shares in underlying mutual funds	35,644	3,138	24,546	5,295	1,358,107	13,014	7,134	7,359
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	997	–	–	–	138,522	–	–	–
M&E Rate .0085	9,922	1,284	5,560	1,757	428,530	6,192	2,667	2,747
M&E Rate .0095	15,781	1,837	12,321	3,083	850,542	3,596	4,120	2,383
M&E Rate .0105	6	–	–	–	737	–	–	–
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	478	3	3	5	21,847	2	10	3
Total Units	27,184	3,124	17,884	4,845	1,440,178	9,790	6,797	5,133
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 22.45	$ –	$ –	$ –	$ 0.95	$ –	$ –	$ –
M&E Rate .0085	$ 22.23	$ 45.26	$ 45.69	$ 22.50	$ 0.94	$ 83.33	$ 9.56	$ 75.51
M&E Rate .0095	$ 22.05	$ 45.13	$ 45.79	$ 22.32	$ 0.94	$ 83.19	$ 9.48	$ 75.20
M&E Rate .0105	$ 22.50	$ –	$ –	$ –	$ 0.94	$ –	$ –	$ –
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 21.47	$ 45.45	$ 46.15	$ 22.85	$ 0.92	$ 81.47	$ 9.69	$ 73.98
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2017
	T. ROWE PRICE NEW INCOME FUND	T. ROWE PRICE OVERSEAS STOCK FUND	T. ROWE PRICE SMALL CAP VALUE FUND	T. ROWE PRICE SPECTRUM INCOME FUND	VANGUARD 500 INDEX FUND	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND
ASSETS
Investments at market value	$252,746	$193,988	$348,205	$54,068	$4,093,717	$226,299	$374,225	$231,121
TOTAL ASSETS	$252,746	$193,988	$348,205	$54,068	$4,093,717	$226,299	$374,225	$231,121
NET ASSETS
Active Contract Owners	$252,746	$193,988	$348,205	$54,068	$4,093,717	$226,299	$374,225	$231,121
TOTAL NET ASSETS	$252,746	$193,988	$348,205	$54,068	$4,093,717	$226,299	$374,225	$231,121
INVESTMENTS
Cost of investments	$253,849	$171,917	$317,872	$53,211	$3,612,645	$222,116	$325,290	$201,558
Unrealized appreciation (depreciation) on investments	$ (1,103)	$ 22,071	$ 30,333	$ 857	$ 481,072	$ 4,183	$ 48,935	$ 29,563
Number of shares in underlying mutual funds	26,633	17,152	7,098	4,241	16,586	15,704	33,533	6,053
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	–
M&E Rate .0085	14,199	6,328	1,873	1,510	8,097	5,604	17,419	3,211
M&E Rate .0095	10,346	9,565	3,083	2,115	11,042	9,765	9,385	2,553
M&E Rate .0105	–	–	–	–	–	–	–	–
M&E Rate .0110	–	–	–	–	1	12	15	4
M&E Rate .0125	10	11	2	8	1	12	15	4
Total Units	24,555	15,904	4,958	3,633	19,141	15,393	26,834	5,772
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0085	$ 10.26	$ 12.22	$ 70.29	$ 14.87	$ 213.07	$ 14.71	$ 14.01	$ 39.84
M&E Rate .0095	$ 10.34	$ 12.18	$ 70.19	$ 14.90	$ 214.46	$ 14.70	$ 13.82	$ 40.30
M&E Rate .0105	$ –	$ –	$ –	$ –	$ –	$ 14.71	$ –	$ –
M&E Rate .0110	$ –	$ –	$ –	$ –	$ 210.09	$ –	$ 13.59	$ 41.03
M&E Rate .0125	$ 10.77	$ 12.29	$ 69.82	$ 15.42	$ 209.15	$ 14.60	$ 13.21	$ 40.19
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2017
	VANGUARD EXTENDED MARKET INDEX FUND	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD PRIME MONEY MARKET FUND	VANGUARD REIT INDEX FUND	VANGUARD RETIREMENT INCOME FUND	VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND
ASSETS
Investments at market value	$1,188,325	$183,483	$128,498	$165,362	$7,846	$246,514	$249,183	$114,186
TOTAL ASSETS	$1,188,325	$183,483	$128,498	$165,362	$7,846	$246,514	$249,183	$114,186
NET ASSETS
Active Contract Owners	$1,188,325	$183,483	$128,498	$165,362	$7,846	$246,514	$249,183	$114,186
TOTAL NET ASSETS	$1,188,325	$183,483	$128,498	$165,362	$7,846	$246,514	$249,183	$114,186
INVESTMENTS
Cost of investments	$1,065,251	$183,483	$129,678	$163,296	$7,846	$247,902	$237,436	$115,332
Unrealized appreciation (depreciation) on investments	$ 123,074	$ –	$ (1,180)	$ 2,066	$ –	$ (1,388)	$ 11,747	$ (1,146)
Number of shares in underlying mutual funds	14,020	183,483	21,706	27,933	7,846	2,097	18,390	4,672
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	–
M&E Rate .0085	7,847	182,713	16,195	17,204	6,503	4,353	16,654	1,962
M&E Rate .0095	8,009	786	4,823	5,407	1,370	2,346	11	2,735
M&E Rate .0105	–	–	–	–	–	–	–	–
M&E Rate .0110	4	80	25	24	81	6	–	–
M&E Rate .0125	4	75	25	24	82	6	8	4
Total Units	15,864	183,654	21,068	22,659	8,036	6,711	16,673	4,701
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0085	$ 75.42	$ 1.00	$ 6.10	$ 7.21	$ 0.98	$ 36.56	$ 14.95	$ 24.42
M&E Rate .0095	$ 74.41	$ 1.00	$ 6.10	$ 7.57	$ 0.99	$ 37.06	$ 15.14	$ 24.20
M&E Rate .0105	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0110	$ 72.58	$ 1.00	$ 6.11	$ 7.43	$ 0.99	$ 36.35	$ –	$ –
M&E Rate .0125	$ 72.24	$ 1.00	$ 6.05	$ 6.99	$ 0.93	$ 35.65	$ 15.10	$ 24.43
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2017
	VANGUARD SMALL-CAP INDEX FUND	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	WELLS FARGO VT DISCOVERY FUND
ASSETS
Investments at market value	$675,675	$1,853,483	$1,025,890	$4,252,658	$6,406,797	$2,754,748	$637,657	$4,689,251
TOTAL ASSETS	$675,675	$1,853,483	$1,025,890	$4,252,658	$6,406,797	$2,754,748	$637,657	$4,689,251
NET ASSETS
Active Contract Owners	$675,675	$1,853,483	$1,025,890	$4,252,658	$6,406,797	$2,754,748	$637,657	$4,689,251
TOTAL NET ASSETS	$675,675	$1,853,483	$1,025,890	$4,252,658	$6,406,797	$2,754,748	$637,657	$4,689,251
INVESTMENTS
Cost of investments	$610,694	$1,726,670	$ 997,790	$3,868,119	$5,681,132	$2,416,456	$639,401	$4,193,918
Unrealized appreciation (depreciation) on investments	$ 64,981	$ 126,813	$ 28,100	$ 384,539	$ 725,665	$ 338,292	$ (1,744)	$ 495,333
Number of shares in underlying mutual funds	9,546	69,160	66,920	229,873	309,657	122,433	59,317	147,739
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	32,463
M&E Rate .0085	4,305	43,715	51,983	193,149	254,644	97,807	35,527	14,922
M&E Rate .0095	5,984	14,535	3,744	13,690	25,589	15,160	19,130	54,875
M&E Rate .0105	–	–	–	–	–	–	–	31
M&E Rate .0110	4	–	–	–	–	–	14	–
M&E Rate .0125	4	4	7	7	7	6	13	6
Total Units	10,297	58,254	55,734	206,846	280,240	112,973	54,684	102,297
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 46.51
M&E Rate .0085	$ 66.31	$ 31.78	$ 18.40	$ 20.56	$ 22.88	$ 24.40	$ 11.63	$ 46.13
M&E Rate .0095	$ 65.13	$ 31.93	$ 18.49	$ 20.55	$ 22.72	$ 24.25	$ 11.73	$ 45.36
M&E Rate .0105	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 45.16
M&E Rate .0110	$ 63.93	$ –	$ –	$ –	$ –	$ –	$ 11.94	$ –
M&E Rate .0125	$ 63.45	$ 32.33	$ 18.52	$ 20.76	$ 23.02	$ 24.55	$ 11.17	$ 43.55
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2017
	WILSHIRE VIT 2015 FUND	WILSHIRE VIT 2025 FUND	WILSHIRE VIT 2035 FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$1,620,829	$5,836,031	$8,979,546	$2,792,353
TOTAL ASSETS	$1,620,829	$5,836,031	$8,979,546	$2,792,353
NET ASSETS
Active Contract Owners	$1,620,829	$5,836,031	$8,979,546	$2,792,353
TOTAL NET ASSETS	$1,620,829	$5,836,031	$8,979,546	$2,792,353
INVESTMENTS
Cost of investments	$1,772,452	$5,835,960	$8,632,879	$2,673,005
Unrealized appreciation (depreciation) on investments	$ (151,623)	$ 71	$ 346,667	$ 119,348
Number of shares in underlying mutual funds	148,021	497,955	760,334	135,946
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	4,661	65,512	57,837	12,568
M&E Rate .0085	7,114	70,478	84,148	31,585
M&E Rate .0095	91,448	237,517	440,632	47,556
M&E Rate .0105	186	11	340	278
M&E Rate .0110	–	–	–	–
M&E Rate .0125	10	1,526	933	1,013
Total Units	103,419	375,044	583,890	93,000
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 16.00	$ 15.81	$ 15.67	$ 30.53
M&E Rate .0085	$ 15.86	$ 15.67	$ 15.53	$ 30.26
M&E Rate .0095	$ 15.64	$ 15.46	$ 15.31	$ 29.77
M&E Rate .0105	$ 15.55	$ 15.60	$ 15.23	$ 29.60
M&E Rate .0110	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 15.36	$ 14.98	$ 14.78	$ 28.68
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2017
	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK HIGH YIELD V.I. III	CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 59,552	$ 11,765	$ 5,823	$ 12,030	$ 188	$ 84,170	$ 59,183	$ 4,552
Investment Income	59,552	11,765	5,823	12,030	188	84,170	59,183	4,552
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	97,393	225,108	7,162	–	–	456,479	387,314	7,862
Net realized gain (loss) on investments	(8,179)	16,201	1,680	8,403	(2)	81,129	87,380	607
Net change in unrealized appreciation (depreciation) on investments	282,985	307,462	86,954	316,107	(163)	1,078,287	624,876	31,983
Net gain (loss) on investments	372,199	548,771	95,796	324,510	(165)	1,615,895	1,099,570	40,452
EXPENSES
Mortality and expense risk charge (Note 3)	(22,904)	(20,277)	(6,863)	(12,007)	(47)	(101,365)	(80,757)	(2,929)
Total Expenses	(22,904)	(20,277)	(6,863)	(12,007)	(47)	(101,365)	(80,757)	(2,929)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$408,847	$540,259	$94,756	$324,533	$ (24)	$1,598,700	$1,077,996	$42,075
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2017
	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 14,991	$ 17,110	$ 13,255	$ 5,516	$ 6,345	$ 34,090	$ 26,259	$ 19,248
Investment Income	14,991	17,110	13,255	5,516	6,345	34,090	26,259	19,248
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	25,622	45,687	30,967	2,796	3,931	68,346	23,727	29,842
Net realized gain (loss) on investments	765	8,187	3,333	4,087	7,454	17,262	41,211	29,671
Net change in unrealized appreciation (depreciation) on investments	117,533	228,337	166,373	23,158	63,060	374,510	472,523	492,246
Net gain (loss) on investments	143,920	282,211	200,673	30,041	74,445	460,118	537,461	551,759
EXPENSES
Mortality and expense risk charge (Note 3)	(9,141)	(12,941)	(9,358)	(4,847)	(5,776)	(28,990)	(27,904)	(22,130)
Total Expenses	(9,141)	(12,941)	(9,358)	(4,847)	(5,776)	(28,990)	(27,904)	(22,130)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$149,770	$286,380	$204,570	$30,710	$75,014	$465,218	$535,816	$548,877
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2017
	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	FRANKLIN HIGH INCOME VIP FUND	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	JPMORGAN SMALL CAP VALUE FUND	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ 610,047	$ 69,619	$ 83,146	$ 54,744	$ 668,696	$ 5,932	$ 1,234	$ –
Investment Income	610,047	69,619	83,146	54,744	668,696	5,932	1,234	–
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	114,526	13,050	6,469	196,930	–	6,665	12,017	–
Net realized gain (loss) on investments	993,864	(2,922)	103,037	(24,667)	(585,743)	8,003	2,759	(1,005)
Net change in unrealized appreciation (depreciation) on investments	5,472,292	37,349	1,477,190	(96,280)	(43,501)	117,727	(8,123)	124,816
Net gain (loss) on investments	6,580,682	47,477	1,586,696	75,983	(629,244)	132,395	6,653	123,811
EXPENSES
Mortality and expense risk charge (Note 3)	(317,035)	(26,408)	(55,248)	(30,408)	(4,455)	(6,314)	(1,412)	(4,089)
Total Expenses	(317,035)	(26,408)	(55,248)	(30,408)	(4,455)	(6,314)	(1,412)	(4,089)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,873,694	$ 90,688	$1,614,594	$100,319	$ 34,997	$132,013	$ 6,475	$119,722
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2017
	MFS MID CAP VALUE PORTFOLIO	TEMPLETON GLOBAL BOND VIP FUND - CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND	T. ROWE PRICE EQUITY INCOME FUND	T. ROWE PRICE GLOBAL REAL ESTATE FUND	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND	T. ROWE PRICE INTERNATIONAL BOND FUND
INVESTMENT INCOME
Dividend income distribution	$ 2,276	$ –	$ 552	$11,892	$1,403	$ 4,544	$ 1,769	$ 567
Investment Income	2,276	–	552	11,892	1,403	4,544	1,769	567
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	6,688	1,656	244	54,081	1,172	–	92,188	283
Net realized gain (loss) on investments	3,671	(4,777)	895	5,481	(339)	–	16,441	(52)
Net change in unrealized appreciation (depreciation) on investments	12,768	10,151	31,063	13,412	2,675	–	29,466	2,982
Net gain (loss) on investments	23,127	7,030	32,202	72,974	3,508	–	138,095	3,213
EXPENSES
Mortality and expense risk charge (Note 3)	(1,755)	(4,750)	(893)	(4,814)	(510)	(9,579)	(4,711)	(342)
Total Expenses	(1,755)	(4,750)	(893)	(4,814)	(510)	(9,579)	(4,711)	(342)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,648	$ 2,280	$31,861	$80,052	$4,401	$(5,035)	$135,153	$3,438
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2017
	T. ROWE PRICE NEW HORIZONS FUND	T. ROWE PRICE NEW INCOME FUND	T. ROWE PRICE OVERSEAS STOCK FUND	T. ROWE PRICE SMALL CAP VALUE FUND	T. ROWE PRICE SPECTRUM INCOME FUND	VANGUARD 500 INDEX FUND	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES
INVESTMENT INCOME
Dividend income distribution	$ –	$ 4,565	$ 3,179	$ 1,417	$1,604	$ 55,104	$1,921	$ 8,361
Investment Income	–	4,565	3,179	1,417	1,604	55,104	1,921	8,361
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	28,679	–	–	12,549	331	–	–	–
Net realized gain (loss) on investments	5,544	(150)	403	5,519	33	31,127	58	995
Net change in unrealized appreciation (depreciation) on investments	33,570	1,904	22,038	15,739	1,308	430,164	4,182	48,284
Net gain (loss) on investments	67,793	1,754	22,441	33,807	1,672	461,291	4,240	49,279
EXPENSES
Mortality and expense risk charge (Note 3)	(2,429)	(1,537)	(1,061)	(2,318)	(438)	(23,468)	(269)	(2,306)
Total Expenses	(2,429)	(1,537)	(1,061)	(2,318)	(438)	(23,468)	(269)	(2,306)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,364	$ 4,782	$24,559	$32,906	$2,838	$492,927	$5,892	$55,334
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2017
	VANGUARD EMERGING MARKETS STOCK INDEX FUND	VANGUARD EXTENDED MARKET INDEX FUND	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD PRIME MONEY MARKET FUND	VANGUARD REIT INDEX FUND	VANGUARD RETIREMENT INCOME FUND
INVESTMENT INCOME
Dividend income distribution	$ 3,542	$ 10,597	$ 819	$ 1,611	$ 6,603	$ 62	$ 7,582	$ 4,995
Investment Income	3,542	10,597	819	1,611	6,603	62	7,582	4,995
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	–	–	–	–	1,004
Net realized gain (loss) on investments	588	7,804	–	(47)	233	–	742	364
Net change in unrealized appreciation (depreciation) on investments	28,172	100,027	–	(1,180)	753	–	(847)	11,371
Net gain (loss) on investments	28,760	107,831	–	(1,227)	986	–	(105)	12,739
EXPENSES
Mortality and expense risk charge (Note 3)	(1,103)	(5,999)	(684)	(265)	(1,100)	(49)	(1,366)	(1,879)
Total Expenses	(1,103)	(5,999)	(684)	(265)	(1,100)	(49)	(1,366)	(1,879)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,199	$112,429	$ 135	$ 119	$ 6,489	$ 13	$ 6,111	$15,855
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2017
	VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
INVESTMENT INCOME
Dividend income distribution	$ 1,672	$ 6,692	$ 31,313	$ 20,207	$ 83,301	$124,312	$ 51,269	$ 7,464
Investment Income	1,672	6,692	31,313	20,207	83,301	124,312	51,269	7,464
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	47,567	33,729	19,780	9,937	1,208	277
Net realized gain (loss) on investments	269	6,612	2,043	(4,885)	7,612	13,872	16,789	(25)
Net change in unrealized appreciation (depreciation) on investments	(1,308)	51,418	161,528	63,913	381,669	685,214	317,151	(162)
Net gain (loss) on investments	(1,039)	58,030	211,138	92,757	409,061	709,023	335,148	90
EXPENSES
Mortality and expense risk charge (Note 3)	(878)	(3,517)	(12,753)	(8,792)	(28,845)	(41,493)	(17,463)	(2,566)
Total Expenses	(878)	(3,517)	(12,753)	(8,792)	(28,845)	(41,493)	(17,463)	(2,566)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (245)	$61,205	$229,698	$104,172	$463,517	$791,842	$368,954	$ 4,988
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2017
	WELLS FARGO VT DISCOVERY FUND	WILSHIRE VIT 2015 FUND	WILSHIRE VIT 2025 FUND	WILSHIRE VIT 2035 FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$ –	$ 47,085	$ 161,353	$ 249,079	$ 66,860
Investment Income	–	47,085	161,353	249,079	66,860
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	210,762	155,428	551,233	933,112	32,512
Net realized gain (loss) on investments	41,180	9,295	166,505	129,960	(2,559)
Net change in unrealized appreciation (depreciation) on investments	743,636	(36,066)	(136,091)	(27,575)	271,863
Net gain (loss) on investments	995,578	128,657	581,647	1,035,497	301,816
EXPENSES
Mortality and expense risk charge (Note 3)	(34,502)	(14,917)	(50,480)	(74,866)	(23,292)
Total Expenses	(34,502)	(14,917)	(50,480)	(74,866)	(23,292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$961,076	$160,825	$ 692,520	$1,209,710	$345,384
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2017
	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK HIGH YIELD V.I. III	CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 59,552	$ 11,765	$ 5,823	$ 12,030	$ 188	$ 84,170	$ 59,183	$ 4,552
Capital gain distribution	97,393	225,108	7,162	–	–	456,479	387,314	7,862
Net realized gain (loss) on investments	(8,179)	16,201	1,680	8,403	(2)	81,129	87,380	607
Net change in unrealized appreciation (depreciation) on investments	282,985	307,462	86,954	316,107	(163)	1,078,287	624,876	31,983
Mortality and expense risk charge (Note 3)	(22,904)	(20,277)	(6,863)	(12,007)	(47)	(101,365)	(80,757)	(2,929)
Net increase (decrease) in net assets resulting from operations	408,847	540,259	94,756	324,533	(24)	1,598,700	1,077,996	42,075
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,030,882	824,378	213,804	311,667	19,128	1,879,200	1,749,338	30,656
Net transfer from (to) fixed accumulation account	59,286	(52,268)	(1,960)	21,442	341	(187,984)	(182,662)	16,956
Transfers between funds	234,498	152,264	118,749	31,408	32,698	119,301	218,968	36,085
Payments to contract owners	(105,633)	(70,193)	(14,464)	(67,640)	–	(384,367)	(293,592)	(21,858)
Annual Maintenance charge (Note 3)	(2,175)	(5,075)	(400)	(275)	–	(3,037)	(5,088)	(150)
Surrender charges (Note 3)	(13)	(16)	–	(448)	–	(1,513)	(1,415)	–
Net increase (decrease) in net assets resulting from contract owners' transactions	1,216,845	849,090	315,729	296,154	52,167	1,421,600	1,485,549	61,689
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,625,692	1,389,349	410,485	620,687	52,143	3,020,300	2,563,545	103,764
Net Assets:
Beginning of period	1,863,163	1,680,604	537,279	1,063,349	–	10,091,762	8,251,157	266,544
End of period	$3,488,855	$3,069,953	$947,764	$1,684,036	$52,143	$13,112,062	$10,814,702	$370,308
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2017
	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2
OPERATIONS
Investment Income	$ 14,991	$ 17,110	$ 13,255	$ 5,516	$ 6,345	$ 34,090	$ 26,259	$ 19,248
Capital gain distribution	25,622	45,687	30,967	2,796	3,931	68,346	23,727	29,842
Net realized gain (loss) on investments	765	8,187	3,333	4,087	7,454	17,262	41,211	29,671
Net change in unrealized appreciation (depreciation) on investments	117,533	228,337	166,373	23,158	63,060	374,510	472,523	492,246
Mortality and expense risk charge (Note 3)	(9,141)	(12,941)	(9,358)	(4,847)	(5,776)	(28,990)	(27,904)	(22,130)
Net increase (decrease) in net assets resulting from operations	149,770	286,380	204,570	30,710	75,014	465,218	535,816	548,877
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	374,608	567,196	534,056	74,713	114,570	681,545	426,185	712,312
Net transfer from (to) fixed accumulation account	(2,164)	(41,540)	3,451	170	(135)	(34,546)	(93,187)	(3,715)
Transfers between funds	82,406	(29,332)	106,544	(64,966)	(29,939)	32,521	(86,689)	(227,176)
Payments to contract owners	(2,675)	(21,871)	(4,565)	(54,228)	(37,002)	(113,658)	(84,347)	(86,636)
Annual Maintenance charge (Note 3)	(1,350)	(2,802)	(4,025)	(575)	(1,100)	(5,919)	(5,050)	(4,126)
Surrender charges (Note 3)	–	(34)	(108)	–	(177)	(1,290)	(1,506)	(301)
Net increase (decrease) in net assets resulting from contract owners' transactions	450,825	471,617	635,354	(44,886)	46,217	558,653	155,406	390,358
TOTAL INCREASE (DECREASE) IN NET ASSETS	600,595	757,997	839,924	(14,176)	121,231	1,023,871	691,222	939,235
Net Assets:
Beginning of period	676,024	1,078,813	631,514	503,102	531,070	2,757,376	2,898,317	2,429,772
End of period	$1,276,619	$1,836,810	$1,471,438	$488,926	$652,301	$3,781,247	$3,589,539	$3,369,007
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2017
	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP REAL ESTATE SC2 PORTFOLIO	FRANKLIN HIGH INCOME VIP FUND	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	JPMORGAN SMALL CAP VALUE FUND	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
OPERATIONS
Investment Income	$ 610,047	$ 69,619	$ 83,146	$ 54,744	$ 668,696	$ 5,932	$ 1,234	$ –
Capital gain distribution	114,526	13,050	6,469	196,930	–	6,665	12,017	–
Net realized gain (loss) on investments	993,864	(2,922)	103,037	(24,667)	(585,743)	8,003	2,759	(1,005)
Net change in unrealized appreciation (depreciation) on investments	5,472,292	37,349	1,477,190	(96,280)	(43,501)	117,727	(8,123)	124,816
Mortality and expense risk charge (Note 3)	(317,035)	(26,408)	(55,248)	(30,408)	(4,455)	(6,314)	(1,412)	(4,089)
Net increase (decrease) in net assets resulting from operations	6,873,694	90,688	1,614,594	100,319	34,997	132,013	6,475	119,722
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	5,190,980	516,175	908,809	583,908	54,880	201,070	95,760	179,234
Net transfer from (to) fixed accumulation account	(678,433)	(54,971)	(70,165)	(40,767)	(56,912)	(9,176)	5,252	12,932
Transfers between funds	178,302	(295)	(38,475)	(86,108)	(1,538,444)	30,753	12,432	(18,177)
Payments to contract owners	(1,537,832)	(133,772)	(285,421)	(178,616)	(24,592)	(55,480)	(565)	(20,851)
Annual Maintenance charge (Note 3)	(52,644)	(725)	(1,971)	(100)	(75)	(2,771)	(125)	(125)
Surrender charges (Note 3)	(5,889)	–	(392)	(337)	(16)	–	–	(18)
Net increase (decrease) in net assets resulting from contract owners' transactions	3,094,484	326,412	512,386	277,980	(1,565,159)	164,396	112,754	152,995
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,968,178	417,100	2,126,980	378,299	(1,530,162)	296,409	119,229	272,717
Net Assets:
Beginning of period	32,273,413	2,773,859	5,374,405	3,188,679	1,530,162	541,123	96,137	341,268
End of period	$42,241,591	$3,190,959	$7,501,385	$3,566,978	$ –	$837,532	$215,366	$613,985
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2017
	MFS MID CAP VALUE PORTFOLIO	TEMPLETON GLOBAL BOND VIP FUND - CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND	T. ROWE PRICE EQUITY INCOME FUND	T. ROWE PRICE GLOBAL REAL ESTATE FUND	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND	T. ROWE PRICE INTERNATIONAL BOND FUND
OPERATIONS
Investment Income	$ 2,276	$ –	$ 552	$ 11,892	$ 1,403	$ 4,544	$ 1,769	$ 567
Capital gain distribution	6,688	1,656	244	54,081	1,172	–	92,188	283
Net realized gain (loss) on investments	3,671	(4,777)	895	5,481	(339)	–	16,441	(52)
Net change in unrealized appreciation (depreciation) on investments	12,768	10,151	31,063	13,412	2,675	–	29,466	2,982
Mortality and expense risk charge (Note 3)	(1,755)	(4,750)	(893)	(4,814)	(510)	(9,579)	(4,711)	(342)
Net increase (decrease) in net assets resulting from operations	23,648	2,280	31,861	80,052	4,401	(5,035)	135,153	3,438
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	86,683	142,433	58,465	471,816	71,486	142,578	374,668	40,252
Net transfer from (to) fixed accumulation account	2,445	3,042	(2,723)	29,305	(7,240)	75,636	23,131	(590)
Transfers between funds	32,703	9,733	(17)	7,172	17	1,029,395	51,705	(23)
Payments to contract owners	(7,184)	(8,259)	(481)	(4,830)	(606)	(131,925)	(26,508)	(178)
Annual Maintenance charge (Note 3)	(25)	(25)	(125)	(125)	–	(225)	(950)	–
Surrender charges (Note 3)	–	–	–	–	–	(1,891)	–	–
Net increase (decrease) in net assets resulting from contract owners' transactions	114,622	146,924	55,119	503,338	63,657	1,113,568	422,046	39,461
TOTAL INCREASE (DECREASE) IN NET ASSETS	138,270	149,204	86,980	583,390	68,058	1,108,533	557,199	42,899
Net Assets:
Beginning of period	126,169	452,104	54,194	234,987	40,390	249,574	258,118	21,738
End of period	$264,439	$601,308	$141,174	$818,377	$108,448	$1,358,107	$815,317	$64,637
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2017
	T. ROWE PRICE NEW HORIZONS FUND	T. ROWE PRICE NEW INCOME FUND	T. ROWE PRICE OVERSEAS STOCK FUND	T. ROWE PRICE SMALL CAP VALUE FUND	T. ROWE PRICE SPECTRUM INCOME FUND	VANGUARD 500 INDEX FUND	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES
OPERATIONS
Investment Income	$ –	$ 4,565	$ 3,179	$ 1,417	$ 1,604	$ 55,104	$ 1,921	$ 8,361
Capital gain distribution	28,679	–	–	12,549	331	–	–	–
Net realized gain (loss) on investments	5,544	(150)	403	5,519	33	31,127	58	995
Net change in unrealized appreciation (depreciation) on investments	33,570	1,904	22,038	15,739	1,308	430,164	4,182	48,284
Mortality and expense risk charge (Note 3)	(2,429)	(1,537)	(1,061)	(2,318)	(438)	(23,468)	(269)	(2,306)
Net increase (decrease) in net assets resulting from operations	65,364	4,782	24,559	32,906	2,838	492,927	5,892	55,334
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	194,800	139,315	105,132	168,819	20,773	2,440,478	220,410	185,382
Net transfer from (to) fixed accumulation account	526	(12,738)	(828)	(13,548)	(8,771)	23,124	(536)	(3,551)
Transfers between funds	9,511	9,940	(47)	3,529	–	15,960	533	2,034
Payments to contract owners	(1,257)	(114)	(388)	(4,790)	(30)	(49,562)	–	(1,949)
Annual Maintenance charge (Note 3)	(75)	(400)	(500)	(50)	(25)	(3,925)	–	(75)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners' transactions	203,505	136,003	103,369	153,960	11,947	2,426,075	220,407	181,841
TOTAL INCREASE (DECREASE) IN NET ASSETS	268,869	140,785	127,928	186,866	14,785	2,919,002	226,299	237,175
Net Assets:
Beginning of period	118,002	111,961	66,060	161,339	39,283	1,174,715	–	137,050
End of period	$386,871	$252,746	$193,988	$348,205	$54,068	$4,093,717	$226,299	$374,225
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2017
	VANGUARD EMERGING MARKETS STOCK INDEX FUND	VANGUARD EXTENDED MARKET INDEX FUND	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD PRIME MONEY MARKET FUND	VANGUARD REIT INDEX FUND	VANGUARD RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$ 3,542	$ 10,597	$ 819	$ 1,611	$ 6,603	$ 62	$ 7,582	$ 4,995
Capital gain distribution	–	–	–	–	–	–	–	1,004
Net realized gain (loss) on investments	588	7,804	–	(47)	233	–	742	364
Net change in unrealized appreciation (depreciation) on investments	28,172	100,027	–	(1,180)	753	–	(847)	11,371
Mortality and expense risk charge (Note 3)	(1,103)	(5,999)	(684)	(265)	(1,100)	(49)	(1,366)	(1,879)
Net increase (decrease) in net assets resulting from operations	31,199	112,429	135	119	6,489	13	6,111	15,855
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	140,069	762,285	205,209	133,904	90,330	6,804	177,736	46,281
Net transfer from (to) fixed accumulation account	(943)	(28,477)	–	(5,675)	(1,134)	–	(2,167)	(5,840)
Transfers between funds	1,767	20,258	(27,055)	150	1,148	–	(3,080)	–
Payments to contract owners	(1,602)	(2,700)	–	–	(34)	–	(14,779)	(65)
Annual Maintenance charge (Note 3)	–	(250)	–	–	–	–	(25)	(75)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners' transactions	139,291	751,116	178,154	128,379	90,310	6,804	157,685	40,301
TOTAL INCREASE (DECREASE) IN NET ASSETS	170,490	863,545	178,289	128,498	96,799	6,817	163,796	56,156
Net Assets:
Beginning of period	60,631	324,780	5,194	–	68,563	1,029	82,718	193,027
End of period	$231,121	$1,188,325	$183,483	$128,498	$165,362	$7,846	$246,514	$249,183
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2017
	VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
OPERATIONS
Investment Income	$ 1,672	$ 6,692	$ 31,313	$ 20,207	$ 83,301	$ 124,312	$ 51,269	$ 7,464
Capital gain distribution	–	–	47,567	33,729	19,780	9,937	1,208	277
Net realized gain (loss) on investments	269	6,612	2,043	(4,885)	7,612	13,872	16,789	(25)
Net change in unrealized appreciation (depreciation) on investments	(1,308)	51,418	161,528	63,913	381,669	685,214	317,151	(162)
Mortality and expense risk charge (Note 3)	(878)	(3,517)	(12,753)	(8,792)	(28,845)	(41,493)	(17,463)	(2,566)
Net increase (decrease) in net assets resulting from operations	(245)	61,205	229,698	104,172	463,517	791,842	368,954	4,988
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	72,528	453,200	567,415	194,562	1,807,860	2,384,584	1,301,539	553,889
Net transfer from (to) fixed accumulation account	(405)	(6,713)	26,586	(252,619)	(155,099)	7,010	(5,031)	(1,984)
Transfers between funds	(4,940)	12,435	4,125	(15,280)	(25,569)	95,483	(2,896)	24
Payments to contract owners	(160)	(16,115)	(59,124)	(18,542)	(20,217)	(25,489)	(68,355)	(2,777)
Annual Maintenance charge (Note 3)	(25)	(125)	(1,225)	(450)	(3,150)	(7,227)	(7,173)	(500)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners' transactions	66,998	442,682	537,777	(92,329)	1,603,825	2,454,361	1,218,084	548,652
TOTAL INCREASE (DECREASE) IN NET ASSETS	66,753	503,887	767,475	11,843	2,067,342	3,246,203	1,587,038	553,640
Net Assets:
Beginning of period	47,433	171,788	1,086,008	1,014,047	2,185,316	3,160,594	1,167,710	84,017
End of period	$114,186	$675,675	$1,853,483	$1,025,890	$4,252,658	$6,406,797	$2,754,748	$637,657
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2017
	WELLS FARGO VT DISCOVERY FUND	WILSHIRE VIT 2015 FUND	WILSHIRE VIT 2025 FUND	WILSHIRE VIT 2035 FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ –	$ 47,085	$ 161,353	$ 249,079	$ 66,860
Capital gain distribution	210,762	155,428	551,233	933,112	32,512
Net realized gain (loss) on investments	41,180	9,295	166,505	129,960	(2,559)
Net change in unrealized appreciation (depreciation) on investments	743,636	(36,066)	(136,091)	(27,575)	271,863
Mortality and expense risk charge (Note 3)	(34,502)	(14,917)	(50,480)	(74,866)	(23,292)
Net increase (decrease) in net assets resulting from operations	961,076	160,825	692,520	1,209,710	345,384
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	719,414	91,075	615,436	975,989	292,765
Net transfer from (to) fixed accumulation account	(82,447)	(174,649)	(288,210)	(99,980)	(48,504)
Transfers between funds	19,258	(12,173)	(73,759)	(282,649)	(13,118)
Payments to contract owners	(116,415)	(22,560)	(475,774)	(156,260)	(211,424)
Annual Maintenance charge (Note 3)	(1,579)	(550)	(3,914)	(12,936)	(842)
Surrender charges (Note 3)	–	(362)	–	(460)	(451)
Net increase (decrease) in net assets resulting from contract owners' transactions	538,231	(119,219)	(226,221)	423,704	18,426
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,499,307	41,606	466,299	1,633,414	363,810
Net Assets:
Beginning of period	3,189,944	1,579,223	5,369,732	7,346,132	2,428,543
End of period	$4,689,251	$1,620,829	$5,836,031	$8,979,546	$2,792,353
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND
OPERATIONS
Investment Income	$ –	$ 954	$ –	$ 1,531	$ 32,109	$ 8,405	$ 6,040	$ 6,433
Capital gain distribution	226,938	15,689	94,532	11,396	88,752	100,485	13,738	–
Net realized gain (loss) on investments	436,916	(3,411)	(129,085)	(1,770)	(21,696)	(41,691)	(1,963)	(7,692)
Net change in unrealized appreciation (depreciation) on investments	(571,992)	18,251	44,447	5,665	104,132	63,418	16,390	36,030
Mortality and expense risk charge (Note 3)	(9,714)	(1,400)	(1,575)	(601)	(10,419)	(9,989)	(3,912)	(6,605)
Net increase (decrease) in net assets resulting from operations	82,148	30,083	8,319	16,221	192,878	120,628	30,293	28,166
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	105,036	14,224	22,860	34,978	549,331	536,757	134,931	252,554
Net transfer from (to) fixed accumulation account	(19,629)	(817)	(8)	(9,503)	32,176	29,237	42,275	(12,867)
Transfers between funds	(2,007,087)	(279,616)	(315,370)	(241,216)	392,559	324,938	8,876	567,852
Payments to contract owners	(46,973)	(18,829)	(23,076)	(5,727)	(20,723)	(59,943)	(13,665)	(26,367)
Annual Maintenance charge (Note 3)	(2,975)	(50)	(25)	(75)	(2,669)	(2,451)	(276)	(199)
Surrender charges (Note 3)	–	–	–	–	(35)	(50)	(23)	(170)
Net increase (decrease) in net assets resulting from contract owners' transactions	(1,971,628)	(285,088)	(315,619)	(221,543)	950,639	828,488	172,118	780,803
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,889,480)	(255,005)	(307,300)	(205,322)	1,143,517	949,116	202,411	808,969
Net Assets:
Beginning of period	1,889,480	255,005	307,300	205,322	719,646	731,488	334,868	254,380
End of period	$ –	$ –	$ –	$ –	$1,863,163	$1,680,604	$537,279	$1,063,349
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	ARIEL FUND	CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELWARE VIP U.S. GROWTH SERIES	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO
OPERATIONS
Investment Income	$ –	$ 49,707	$ –	$ 25,460	$ –	$ 723	$ 13,082	$ –
Capital gain distribution	–	318,827	–	150,200	106,897	51,879	124,017	–
Net realized gain (loss) on investments	75,315	26,266	(316,832)	560,724	27,859	(61,161)	61,865	(22,530)
Net change in unrealized appreciation (depreciation) on investments	(19,542)	349,392	446,952	(490,576)	(80,841)	(3,107)	882,368	40,923
Mortality and expense risk charge (Note 3)	(3,677)	(34,856)	(12,224)	(13,803)	(4,287)	(483)	(31,434)	(1,435)
Net increase (decrease) in net assets resulting from operations	52,096	709,336	117,896	232,005	49,628	(12,149)	1,049,898	16,958
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	32,207	800,889	143,712	234,276	62,054	29,947	877,287	24,775
Net transfer from (to) fixed accumulation account	(13,767)	61,523	(37,985)	(26,645)	(4,815)	(16,963)	(30,595)	(3,219)
Transfers between funds	(718,175)	7,934,702	(2,470,112)	(2,690,414)	(853,996)	(179,835)	5,209,130	(566,571)
Payments to contract owners	(7,150)	(167,048)	(64,519)	(48,404)	(22,003)	(6,768)	(118,378)	(9,431)
Annual Maintenance charge (Note 3)	(75)	(1,796)	(271)	(400)	(325)	(489)	(1,552)	(75)
Surrender charges (Note 3)	–	(362)	(697)	(90)	–	–	(148)	–
Net increase (decrease) in net assets resulting from contract owners' transactions	(706,960)	8,627,908	(2,429,872)	(2,531,677)	(819,085)	(174,108)	5,935,744	(554,521)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(654,864)	9,337,244	(2,311,976)	(2,299,672)	(769,457)	(186,257)	6,985,642	(537,563)
Net Assets:
Beginning of period	654,864	754,518	2,311,976	2,299,672	769,457	186,257	1,265,515	537,563
End of period	$ –	$10,091,762	$ –	$ –	$ –	$ –	$8,251,157	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2
OPERATIONS
Investment Income	$ 3,369	$ 8,593	$ 11,839	$ 6,894	$ 5,878	$ 5,860	$ 30,449	$ 27,620
Capital gain distribution	5,632	7,918	10,111	6,520	1,648	1,799	12,004	14,425
Net realized gain (loss) on investments	(4,243)	(3,999)	(1,785)	(2,758)	(115)	613	3,618	(1,078)
Net change in unrealized appreciation (depreciation) on investments	11,786	31,582	38,137	15,498	(8,638)	6,602	48,059	63,176
Mortality and expense risk charge (Note 3)	(1,858)	(4,148)	(5,420)	(2,854)	(2,414)	(3,515)	(15,564)	(14,163)
Net increase (decrease) in net assets resulting from operations	14,686	39,946	52,882	23,300	(3,641)	11,359	78,566	89,980
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	131,256	477,163	753,178	424,821	143,683	104,653	476,111	436,260
Net transfer from (to) fixed accumulation account	810	5,188	(31,185)	9,713	(7,286)	(14,691)	10,115	6,111
Transfers between funds	37,655	27,816	91,710	35,196	293,256	414,092	2,234,403	2,332,617
Payments to contract owners	(46,837)	(16,877)	(716)	(43)	(13,178)	(33,038)	(163,442)	(101,602)
Annual Maintenance charge (Note 3)	(49)	(349)	(974)	(1,676)	(350)	(825)	(4,124)	(3,849)
Surrender charges (Note 3)	–	–	(30)	–	–	–	(2,202)	(3,539)
Net increase (decrease) in net assets resulting from contract owners' transactions	122,835	492,941	811,983	468,011	416,125	470,191	2,550,861	2,665,998
TOTAL INCREASE (DECREASE) IN NET ASSETS	137,521	532,887	864,865	491,311	412,484	481,550	2,629,427	2,755,978
Net Assets:
Beginning of period	129,023	143,137	213,948	140,203	90,618	49,520	127,949	142,339
End of period	$266,544	$676,024	$1,078,813	$631,514	$503,102	$531,070	$2,757,376	$2,898,317
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO
OPERATIONS
Investment Income	$ 19,213	$ –	$ –	$ –	$ 416,637	$ 61,784	$ –	$ 68,462
Capital gain distribution	18,907	723,694	82,349	–	11,163	$ 1,184	196,358	9,525
Net realized gain (loss) on investments	(9,554)	1,409,241	66,773	(70,677)	463,713	$ (9,532)	(133,205)	80,601
Net change in unrealized appreciation (depreciation) on investments	73,623	(1,969,481)	(48,306)	221,613	1,044,111	$ 49,136	170,021	(429,706)
Mortality and expense risk charge (Note 3)	(10,315)	(40,763)	(7,269)	(7,951)	(156,211)	$ (22,638)	(18,943)	(43,680)
Net increase (decrease) in net assets resulting from operations	91,874	122,691	93,547	142,985	1,779,413	79,934	214,231	(314,798)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	620,956	705,174	78,926	98,482	3,224,119	458,049	392,826	939,404
Net transfer from (to) fixed accumulation account	(15,187)	(268,726)	(49,253)	(17,792)	(252,100)	1,211	(79,600)	(96,637)
Transfers between funds	1,616,214	(8,140,052)	(1,342,015)	(1,451,063)	17,968,858	(53,567)	(3,641,335)	(88,798)
Payments to contract owners	(122,936)	(206,959)	(124,708)	(53,845)	(723,141)	(111,921)	(75,526)	(212,365)
Annual Maintenance charge (Note 3)	(3,001)	(11,788)	(510)	(410)	(35,143)	(1,651)	(1,010)	(1,979)
Surrender charges (Note 3)	(852)	(944)	(2)	(493)	(975)	(395)	(720)	(1,019)
Net increase (decrease) in net assets resulting from contract owners' transactions	2,095,194	(7,923,295)	(1,437,562)	(1,425,121)	20,181,618	291,726	(3,405,365)	538,606
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,187,068	(7,800,604)	(1,344,015)	(1,282,136)	21,961,031	371,660	(3,191,134)	223,808
Net Assets:
Beginning of period	242,704	7,800,604	1,344,015	1,282,136	10,312,382	2,402,199	3,191,134	5,150,597
End of period	$2,429,772	$ –	$ –	$ –	$32,273,413	$2,773,859	$ –	$5,374,405
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	FRANKLIN HIGH INCOME VIP FUND	GOLDMAN SACHS VIT MID CAP VALUE FUND	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO
OPERATIONS
Investment Income	39,169	2,424	0	–	–	–	–	4,392
Capital gain distribution	$ 17,692	$ –	$ –	$ –	$ –	$ –	$ –	$ 15,588
Net realized gain (loss) on investments	2,754	1,446	(16,585)	(20,199)	(30,013)	24,987	(16,044)	(5,894)
Net change in unrealized appreciation (depreciation) on investments	(155,577)	44,643	29,569	80,099	110,418	55,093	29,719	40,831
Mortality and expense risk charge (Note 3)	(10,626)	(5,090)	(862)	(4,047)	(6,217)	(6,195)	(1,185)	(4,214)
Net increase (decrease) in net assets resulting from operations	(106,588)	43,423	12,122	55,853	74,188	73,885	12,490	50,703
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	443,619	72,785	27,325	130,871	141,346	126,157	21,873	190,449
Net transfer from (to) fixed accumulation account	(2,867)	(25,040)	(2)	(38,681)	(4,518)	(38,638)	1	(16,397)
Transfers between funds	2,744,958	1,451,970	(169,326)	(1,610,476)	(2,406,063)	(2,333,078)	(436,072)	16,414
Payments to contract owners	(47,276)	(39,857)	–	(10,107)	(10,286)	(67,835)	–	(68,147)
Annual Maintenance charge (Note 3)	(100)	(275)	(75)	(1,125)	(1,450)	(1,000)	(150)	(1,423)
Surrender charges (Note 3)	(19)	(127)	–	–	–	(1,594)	–	–
Net increase (decrease) in net assets resulting from contract owners' transactions	3,138,315	1,459,456	(142,078)	(1,529,518)	(2,280,971)	(2,315,988)	(414,348)	120,896
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,031,727	1,502,879	(129,956)	(1,473,665)	(2,206,783)	(2,242,103)	(401,858)	171,599
Net Assets:
Beginning of period	156,952	27,283	129,956	1,473,665	2,206,783	2,242,103	401,858	369,524
End of period	$3,188,679	$1,530,162	$ –	$ –	$ –	$ –	$ –	$541,123
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	JPMORGAN SMALL CAP VALUE FUND	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS MID CAP VALUE PORTFOLIO	MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO
OPERATIONS
Investment Income	380	0	–	547	0	–	391	–
Capital gain distribution	$ 55	$ –	$ –	$ 6,551	$ –	$ –	$ 5,415	$ –
Net realized gain (loss) on investments	(413)	(21,723)	(7,564)	(872)	(1,352)	(297,690)	7,840	(191)
Net change in unrealized appreciation (depreciation) on investments	16,333	25,330	7,727	5,358	18,626	472,024	(10,932)	(9,908)
Mortality and expense risk charge (Note 3)	(453)	(518)	(2,239)	(639)	(1,853)	(10,314)	(275)	(9,832)
Net increase (decrease) in net assets resulting from operations	15,902	3,089	(2,076)	10,945	15,421	164,020	2,439	(19,931)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	51,193	9,368	169,734	49,660	30,165	191,447	3,388	132,975
Net transfer from (to) fixed accumulation account	(12,325)	(4,508)	(26,509)	(17,695)	(87,060)	(15,542)	–	(6,688)
Transfers between funds	12,811	(186,948)	4,963	47,221	(265,412)	(2,000,571)	(49,593)	(2,016,256)
Payments to contract owners	(428)	(16,086)	(3,647)	(1,206)	(21,160)	(42,015)	(11,886)	(36,853)
Annual Maintenance charge (Note 3)	(150)	–	(99)	(24)	(250)	(563)	–	(25)
Surrender charges (Note 3)	(4)	–	(15)	(34)	–	(159)	–	(83)
Net increase (decrease) in net assets resulting from contract owners' transactions	51,097	(198,174)	144,427	77,922	(343,717)	(1,867,403)	(58,091)	(1,926,930)
TOTAL INCREASE (DECREASE) IN NET ASSETS	66,999	(195,085)	142,351	88,867	(328,296)	(1,703,383)	(55,652)	(1,946,861)
Net Assets:
Beginning of period	29,138	195,085	198,917	37,302	328,296	1,703,383	55,652	1,946,861
End of period	$ 96,137	$ –	$341,268	$126,169	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	ROYCE CAPITAL SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND VIP FUND - CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND	T. ROWE PRICE EQUITY INCOME FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE GLOBAL REAL ESTATE FUND	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND
OPERATIONS
Investment Income	–	–	260	2,924	12,228	390	–	166
Capital gain distribution	$ –	$ 391	$ 98	$ 10,467	$ –	$ 497	$ –	$ 4,737
Net realized gain (loss) on investments	(431,812)	(19,771)	865	(34)	332,042	479	–	(2,802)
Net change in unrealized appreciation (depreciation) on investments	671,932	30,176	(837)	6,374	(171,206)	(1,366)	–	1,795
Mortality and expense risk charge (Note 3)	(12,327)	(4,057)	(186)	(751)	(8,941)	(135)	(2,166)	(834)
Net increase (decrease) in net assets resulting from operations	227,793	6,739	200	18,980	164,123	(135)	(2,166)	3,062
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	208,346	72,103	47,078	169,838	107,616	38,246	33,068	212,315
Net transfer from (to) fixed accumulation account	(6,438)	(29,061)	7,158	12,782	(6,465)	5	(1,574)	112
Transfers between funds	(2,560,244)	(34,054)	(4,595)	19,805	(1,791,903)	(254)	(18,985)	(793)
Payments to contract owners	(42,578)	(20,886)	(94)	(90)	(149,831)	(90)	(7,996)	(87)
Annual Maintenance charge (Note 3)	(100)	(75)	(24)	(175)	(425)	–	(124)	(150)
Surrender charges (Note 3)	–	–	–	–	(1)	–	–	–
Net increase (decrease) in net assets resulting from contract owners' transactions	(2,401,014)	(11,973)	49,523	202,160	(1,841,009)	37,907	4,389	211,397
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,173,221)	(5,234)	49,723	221,140	(1,676,886)	37,772	2,223	214,459
Net Assets:
Beginning of period	2,173,221	457,338	4,471	13,847	1,676,886	2,618	247,351	43,659
End of period	$ –	$452,104	$54,194	$234,987	$ –	$40,390	$249,574	$258,118
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	T. ROWE PRICE INTERNATIONAL BOND FUND	T. ROWE PRICE NEW HORIZONS FUND	T. ROWE PRICE NEW INCOME FUND	T. ROWE PRICE OVERSEAS STOCK FUND	T. ROWE PRICE SMALL CAP VALUE FUND	T. ROWE PRICE SPECTRUM INCOME FUND	VANGUARD 500 INDEX FUND	VANGUARD DEVELOPED MARKETS INDEX FUND
OPERATIONS
Investment Income	186	–	1,206	1,131	1,299	817	13,541	2,127
Capital gain distribution	$ –	$ 6,050	$ –	$ –	$ 4,222	$ 125	$ –	$ –
Net realized gain (loss) on investments	285	(252)	296	6	(178)	341	3,824	(695)
Net change in unrealized appreciation (depreciation) on investments	(1,499)	(114)	(2,902)	394	15,714	(109)	54,245	1,579
Mortality and expense risk charge (Note 3)	(90)	(420)	(427)	(228)	(507)	(201)	(4,615)	(524)
Net increase (decrease) in net assets resulting from operations	(1,118)	5,264	(1,827)	1,303	20,550	973	66,995	2,487
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	24,941	87,162	104,560	65,839	128,447	34,958	821,146	111,579
Net transfer from (to) fixed accumulation account	(5)	11,268	11	11	2,911	2	62,290	(493)
Transfers between funds	(4,725)	6,062	(188)	(8,532)	3,743	(8,261)	32,527	5,509
Payments to contract owners	–	(60)	–	–	(91)	–	(11,867)	(2,590)
Annual Maintenance charge (Note 3)	–	(26)	(24)	(24)	(200)	–	(1,025)	(25)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners' transactions	20,211	104,406	104,359	57,294	134,810	26,699	903,071	113,980
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,093	109,670	102,532	58,597	155,360	27,672	970,066	116,467
Net Assets:
Beginning of period	2,645	8,332	9,429	7,463	5,979	11,611	204,649	20,583
End of period	$21,738	$118,002	$111,961	$66,060	$161,339	$39,283	$1,174,715	$137,050
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	VANGUARD EMERGING MARKETS STOCK INDEX FUND	VANGUARD EXTENDED MARKET INDEX FUND	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND	VANGUARD PRIME MONEY MARKET FUND	VANGUARD REIT INDEX FUND	VANGUARD RETIREMENT INCOME FUND	VANGUARD SHORT-TERM INFLATION PROTECTED SECURITIES INDEX FUND
OPERATIONS
Investment Income	1,097	2,812	2	2,205	126	2,585	3,450	252
Capital gain distribution	$ –	$ –	$ –	$ 23	$ –	$ –	$ 587	$ –
Net realized gain (loss) on investments	(375)	(320)	–	7	–	648	(657)	6
Net change in unrealized appreciation (depreciation) on investments	2,682	25,478	–	1,991	–	(927)	5,353	202
Mortality and expense risk charge (Note 3)	(302)	(1,175)	(4)	(353)	(246)	(384)	(1,508)	(211)
Net increase (decrease) in net assets resulting from operations	3,102	26,795	(2)	3,873	(120)	1,922	7,225	249
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	45,449	260,943	4,901	50,159	9,530	64,066	15,398	39,348
Net transfer from (to) fixed accumulation account	1,115	(6,024)	–	(2,916)	(2,157)	(1,987)	(6,060)	(20)
Transfers between funds	832	10,609	295	7,287	(62,779)	5,254	6,324	(38)
Payments to contract owners	(1,244)	(3,758)	–	(3,410)	–	(1,108)	(24,908)	(341)
Annual Maintenance charge (Note 3)	–	–	–	–	–	(101)	–	(25)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners' transactions	46,152	261,770	5,196	51,120	(55,406)	66,124	(9,246)	38,924
TOTAL INCREASE (DECREASE) IN NET ASSETS	49,254	288,565	5,194	54,993	(55,526)	68,046	(2,021)	39,173
Net Assets:
Beginning of period	11,377	36,215	–	13,570	56,555	14,672	195,048	8,260
End of period	$60,631	$324,780	$5,194	$68,563	$ 1,029	$82,718	$193,027	$47,433
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	VANGUARD SMALL-CAP INDEX FUND	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	WELLS FARGO VT DISCOVERY FUND
OPERATIONS
Investment Income	1,635	20,431	18,363	41,465	61,443	22,512	1,104	–
Capital gain distribution	$ –	$ 27,912	$ 19,482	$ 14,050	$ 23,335	$ 5,517	$ 35	$ 203,272
Net realized gain (loss) on investments	947	(5,318)	(4,614)	(787)	(4,981)	(3,365)	(7)	22,760
Net change in unrealized appreciation (depreciation) on investments	13,963	15,313	(834)	37,265	70,796	33,469	(1,347)	3,025
Mortality and expense risk charge (Note 3)	(643)	(7,699)	(5,525)	(9,425)	(13,573)	(5,059)	(401)	(23,642)
Net increase (decrease) in net assets resulting from operations	15,902	50,639	26,872	82,568	137,020	53,074	(616)	205,415
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	140,469	345,261	579,028	1,553,381	2,123,167	874,101	63,628	664,161
Net transfer from (to) fixed accumulation account	(4,315)	(5,469)	74,764	(2,855)	122,083	(444)	1,003	8,354
Transfers between funds	8,022	13,698	–	49,803	195,107	11,188	1,168	(16,254)
Payments to contract owners	(2,561)	(110,657)	(57,003)	(2,036)	(17,491)	(7,665)	(428)	(93,730)
Annual Maintenance charge (Note 3)	(24)	(1,075)	(24)	(1,075)	(2,451)	(2,526)	(226)	(749)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners' transactions	141,591	241,758	596,765	1,597,218	2,420,415	874,654	65,145	561,782
TOTAL INCREASE (DECREASE) IN NET ASSETS	157,493	292,397	623,637	1,679,786	2,557,435	927,728	64,529	767,197
Net Assets:
Beginning of period	14,295	793,611	390,410	505,530	603,159	239,982	19,488	2,422,747
End of period	$171,788	$1,086,008	$1,014,047	$2,185,316	$3,160,594	$1,167,710	$84,017	$3,189,944
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 FUND	WILSHIRE VIT 2025 FUND	WILSHIRE VIT 2035 FUNDS	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ 1,775	$ –	$ –	$ 169	$ 34,609	$ 92,381	$ 111,624	$ 38,595
Capital gain distribution	–	2,107	6,247	3,915	33,998	35,739	52,253	76,605
Net realized gain (loss) on investments	168,880	24,800	50,852	17,799	26,495	59,427	107,594	(3,312)
Net change in unrealized appreciation (depreciation) on investments	(119,966)	3,872	2,998	(861)	21,523	148,162	209,560	18,900
Mortality and expense risk charge (Note 3)	(3,457)	(2,281)	(5,439)	(1,091)	(16,880)	(45,176)	(61,557)	(20,627)
Net increase (decrease) in net assets resulting from operations	47,232	28,498	54,658	19,931	99,745	290,533	419,474	110,161
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	80,920	41,491	80,723	23,161	156,508	721,516	1,133,502	327,961
Net transfer from (to) fixed accumulation account	18	(2,777)	(14,282)	(7,466)	(296,234)	(107,470)	(71,508)	(135,278)
Transfers between funds	(689,111)	(453,725)	(1,042,569)	(209,910)	(94,278)	(126,978)	(186,158)	(52,824)
Payments to contract owners	(23,374)	(10,796)	(14,879)	(40)	(124,629)	(129,122)	(343,878)	(47,359)
Annual Maintenance charge (Note 3)	(375)	(350)	(650)	(25)	(625)	(4,749)	(14,262)	(1,450)
Surrender charges (Note 3)	(136)	(48)	(91)	–	(72)	(663)	(556)	–
Net increase (decrease) in net assets resulting from contract owners' transactions	(632,058)	(426,205)	(991,748)	(194,280)	(359,330)	352,534	517,140	91,050
TOTAL INCREASE (DECREASE) IN NET ASSETS	(584,826)	(397,707)	(937,090)	(174,349)	(259,585)	643,067	936,614	201,211
Net Assets:
Beginning of period	584,826	397,707	937,090	174,349	1,838,808	4,726,665	6,409,518	2,227,332
End of period	$ –	$ –	$ –	$ –	$1,579,223	$5,369,732	$7,346,132	$2,428,543
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements
December 31, 2017 and December 31, 2016
1. NATURE OF SEPARATE ACCOUNT - Horace Mann Life Insurance Company - Qualified Group Annuity Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established January 02, 2008 by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of American Funds IS Blue Chip Growth & Income Fund, American Funds IS Growth Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS New World Fund, Blackrock High Yield V.I. III, Calvert VT S&P Mid Cap 400 Index Portfolio, Dreyfus Small Cap Stock Index Portfolio, Fidelity VIP Freedom 2015 Portfolio SC2, Fidelity VIP Freedom 2025 Portfolio SC2, Fidelity VIP Freedom 2035 Portfolio SC2, Fidelity VIP Freedom 2045 Portfolio SC2, Fidelity VIP Funds Manger 20% Portfolio SC2, Fidelity VIP Funds Manager 50% Portfolio SC2, Fidelity VIP Funds Manager 60% Portfolio SC2, Fidelity VIP Funds Manager 70% Portfolio SC2, Fidelity VIP Funds Manager 85% Portfolio SC2, Fidelity VIP Index 500 Portfolio SC2, Fidelity VIP Investment Grade Bond Portfolio SC2, Fidelity VIP Overseas Portfolio, Fidelity VIP Real Estate Portfolio SC2, JPMorgan Insurance Trust U.S. Equity Portfolio, JPMorgan Small Cap Value Fund, Lord Abbett Series Fund Developing Growth Portfolio, MFS Mid Cap Value Portfolio, Templeton Global Bond VIP Fund - Class 4, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price Equity Income Fund, T. Rowe Price Global Real Estate Fund, T. Rowe Price Government Money Portfolio, T. Rowe Price Growth Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price New Horizons Fund, T. Rowe Price New Income Fund, T. Rowe Price Overseas Stock Fund, T. Rowe Price Small-Cap Value Fund, T. Rowe Price Spectrum Income Fund, Vanguard 500 Index Fund, Vanguard Developed Markets Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Extended Market Index Fund, Vanguard Federal Money Market Fund, Vanguard High-Yield Corporate Fund, Vanguard Prime Money Market Fund, Vanguard REIT Index Fund, Vanguard Retirement Income Fund, Vanguard Short-Term Inflation Protected Securities Index Fund, Vanguard Small-Cap Index Fund, Vanguard STAR Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2045 Fund, Vanguard Total Bond Market Index Fund, Wells Fargo VT Discovery Fund, Wilshire VIT 2015 Fund, Wilshire VIT 2025 Fund, Wilshire VIT 2035 Fund, and Wilshire VIT Global Allocation Fund. The funds collectively are referred to as the "Funds."
Effective April 21, 2017, Franklin High Income VIP Fund was closed and assets were transferred to T. Rowe Price Government Money Market Portfolio. Effective May 1, 2017 three new funds were added to the Separate Accounts, BlackRock High Yield V.I. III, Vanguard Developed Markets Index Admiral Shares, and Vanguard High-Yield Corporate Fund Admiral Shares. Effective August 1, 2016 one new fund was added to the Separate Accounts, Vanguard Federal Money Market Fund. Effective August 19, 2016, thirty funds were closed: AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, American Century Mid Cap Value Fund, Ariel Fund, Davis Value Portfolio, Delaware VIP REIT Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Mid Cap Portfolio, Goldman Sachs VIT Mid Cap Value Fund, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Lazard Retirement US Small-Mid Cap Equity Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Neuberger Berman Genesis Fund, Putnam VT Multi-Cap Growth Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, T. Rowe Price Equity Income Portfolio VIP II, Wilshire 5000 Index Portfolio Investment, Wilshire Large Co. Growth Portfolio Investment, Wilshire Large Co. Value Portfolio Investment, Wilshire Small Co. Value Portfolio Investment.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017 and December 31, 2016
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2017, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS - Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the sub-accounts for the life of the Certificate as a direct reduction to unit value ranging from .75% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017 and December 31, 2016
An annual certificate maintenance charge of $36 is deducted from each contract unless the contract value equals or exceeds $50,000 to reimburse HMLIC for expenses incurred in administering the certificate. The certificate maintenance charge is assessed on the certificate anniversary date through a reduction of units. This charge may be reduced or eliminated on certain certificates based on the plan selected by the employer. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-accounts containing the greatest dollar amount or from the fixed portion of the certificate when none of the variable sub-accounts(s) have any value. Charges for the annual maintenance charge cease on the maturity date. A proportionate amount of the annual maintenance fee will be charged upon the surrender of a Certificate. The annual maintenance fee ceases when Annuity payments begin. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $50,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In certain circumstances in the event of a contract being surrendered or withdrawn from the sub-accounts, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-accounts.
HMLIC contributed $1,973 and $4,101 in the form of bonus credits to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2017 purchases and proceeds from sales of fund shares were as follows:
Account Division	Purchases	Sales
American Funds IS Blue Chip Growth & Income Fund	$1,603,599	$ 260,892
American Funds IS Growth Fund	1,309,789	227,902
American Funds IS Managed Risk Asset Allocation Fund	349,782	26,252
American Funds IS New World Fund	443,080	138,500
BlackRock High Yield V.I. III	52,356	50
Calvert VP S&P Mid Cap 400 Index Portfolio	2,709,527	767,515
Dreyfus Small Cap Stock Index Portfolio	2,524,225	585,555
Fidelity VIP Freedom 2015 Portfolio SC2	98,596	26,815
Fidelity VIP Freedom 2025 Portfolio SC2	498,591	15,530
Fidelity VIP Freedom 2035 Portfolio SC2	632,070	102,410
Fidelity VIP Freedom 2045 Portfolio SC2	712,466	38,917
Fidelity VIP Funds Manager 20% Portfolio SC2	93,656	130,990
Fidelity VIP Funds Manager 50% Portfolio SC2	124,738	66,568
Fidelity VIP Funds Manager 60% Portfolio SC2	864,762	215,401
Fidelity VIP Funds Manager 70% Portfolio SC2	492,639	273,941
Fidelity VIP Funds Manager 85% Portfolio SC2	763,705	316,717
Fidelity VIP Index 500 Portfolio SC2	6,704,075	2,208,190
Fidelity VIP Investment Grade Bond Portfolio SC2	725,005	345,255
Fidelity VIP Overseas Portfolio	1,118,399	468,609
Fidelity VIP Real Estate Portfolio SC2	980,108	505,529
Franklin High Income VIP Fund	734,836	2,221,497
JPMorgan Insurance Trust U.S. Equity Portfolio	254,727	76,046
JPMorgan Small Cap Value Fund	136,058	8,705
Lord Abbett Series Fund Developing Growth Portfolio	214,541	66,640
MFS Mid Cap Value Portfolio	160,935	35,434
Templeton Global Bond VIP Fund - Class 4	186,063	47,011
T. Rowe Price Emerging Markets Stock Fund	63,006	7,089
T. Rowe Price Equity Income Fund	596,554	26,576
T. Rowe Price Global Real Estate Fund	74,013	8,630
T. Rowe Price Government Money Portfolio	1,466,973	358,440
T. Rowe Price Growth Stock Fund	594,182	66,450
T. Rowe Price International Bond Fund	41,094	1,177
T. Rowe Price New Horizons Fund	260,069	24,771
T. Rowe Price New Income Fund	153,774	14,894
T. Rowe Price Overseas Stock Fund	108,231	2,342
T. Rowe Price Small Cap Value Fund	191,751	20,624
T. Rowe Price Spectrum Income Fund	22,697	9,221
Vanguard 500 Index Fund	2,654,043	165,206
Vanguard Developed Markets Index Fund Admiral Shares	223,387	1,271
Vanguard Developed Markets Index Fund Investor Shares	198,141	9,250
Vanguard Emerging Markets Stock Index Fund	146,180	3,861
Vanguard Extended Market Index Fund	795,694	32,177
Vanguard Federal Money Market Fund	206,029	27,740
Vanguard High-Yield Corporate Fund Admiral Shares	136,164	6,486
Vanguard High-Yield Corporate Fund Invesor Shares	98,979	2,934
Vanguard Prime Money Market Fund	6,866	48
Vanguard REIT Index Fund	190,952	26,307
Vanguard Retirement Income Fund	52,266	7,482
Vanguard Short-Term Inflation-Protected Securities Index Fund	77,844	9,783
Vanguard Small Cap Index Fund	472,753	20,285
Vanguard STAR Fund	689,441	83,494
Vanguard Target Retirement 2015 Fund	323,274	375,344
Vanguard Target Retirement 2025 Fund	1,936,346	250,673
Vanguard Target Retirement 2035 Fund	2,808,292	247,304
Vanguard Target Retirement 2045 Fund	1,382,551	112,664
Vanguard Total Bond Market Index Fund	565,106	11,304
Wells Fargo VT Discovery Fund	1,044,420	288,749
Wilshire VIT 2015 Fund	293,612	215,940

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
Account Division	Purchases	Sales
Wilshire VIT 2025 Fund	1,333,183	730,792
Wilshire VIT 2035 Fund	2,180,021	519,031
Wilshire VIT Global Allocation Fund	405,321	313,374

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Year Ended December 31, 2016 and December 31, 2017
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units Outstanding at 01/01/2016	Consideration Received 2016	Net Transfers 2016	Payments to Contract Owners 2016	Units Outstanding at 12/31/2016	Consideration Received 2017	Net Transfers 2017	Payments to Contract Owners 2017	Units Outstanding at 12/31/2017
American Funds IS Blue Chip Growth & Income Fund	49,901	34,648	26,871	(1,462)	109,958	57,659	16,453	(6,085)	177,986
American Funds IS Growth Fund	8,211	5,920	3,947	(664)	17,414	7,410	922	(682)	25,064
American Funds IS Managed Risk Asset Allocation Fund	27,912	11,070	4,262	(1,133)	42,111	15,726	8,563	(1,067)	65,332
American Funds IS New World Fund	11,623	11,302	24,901	(1,167)	46,659	11,947	1,757	(2,600)	57,763
BlackRock High Yield V.I. III	–	–	–	–	–	2,520	4,365	–	6,885
Calvert VP S&P Mid Cap 400 Index Portfolio	7,122	6,801	67,562	(1,447)	80,038	14,066	(505)	(2,906)	90,692
Dreyfus Small Cap Stock Index Portfolio	49,158	30,806	181,648	(4,211)	257,401	52,919	1,245	(9,052)	302,512
Fidelity VIP Freedom 2015 Portfolio SC2	10,435	10,975	3,010	(3,844)	20,576	2,184	3,948	(1,580)	25,128
Fidelity VIP Freedom 2025 Portfolio SC2	11,071	37,521	2,513	(1,330)	49,776	25,405	5,752	(265)	80,668
Fidelity VIP Freedom 2035 Portfolio SC2	11,136	38,738	3,354	(88)	53,140	25,253	(3,209)	(1,018)	74,166
Fidelity VIP Freedom 2045 Portfolio SC2	7,698	22,817	2,386	(92)	32,809	24,935	5,192	(405)	62,531
Fidelity VIP Funds Manager 20% Portfolio SC2	8,185	12,680	25,017	(1,207)	44,675	6,431	(5,480)	(4,751)	40,876
Fidelity VIP Funds Manager 50% Portfolio SC2	4,160	8,648	33,227	(2,794)	43,241	8,747	(2,180)	(2,887)	46,921
Fidelity VIP Funds Manager 60% Portfolio SC2	11,498	41,997	200,071	(14,722)	238,844	54,304	(386)	(9,705)	283,056
Fidelity VIP Funds Manager 70% Portfolio SC2	11,751	35,551	191,643	(8,760)	230,185	31,274	(13,119)	(6,464)	241,876
Fidelity VIP Funds Manager 85% Portfolio SC2	20,338	51,241	133,465	(10,380)	194,664	51,445	(18,026)	(6,504)	221,580
Fidelity VIP Index 500 Portfolio SC2	41,656	12,523	66,570	(2,949)	117,800	17,330	(1,739)	(5,316)	128,076
Fidelity VIP Investment Grade Bond Portfolio SC2	150,389	27,625	(3,481)	(6,904)	167,629	30,442	(3,139)	(7,934)	186,999
Fidelity VIP Overseas Portfolio	241,123	46,496	(9,010)	(10,457)	268,152	39,081	(4,839)	(12,044)	290,350
Fidelity VIP Real Estate Portfolio SC2	7,876	21,751	125,679	(2,271)	153,035	27,731	(5,864)	(8,483)	166,419
Franklin High Income VIP Fund	4,706	11,107	217,938	(6,136)	227,615	8,011	(232,041)	(3,585)	–
JPMorgan Insurance Trust U.S. Equity Portfolio	13,758.00	7,140	(122)	(2,457)	18,319	6,169	710	(1,811)	23,387
JPMorgan Small Cap Value Fund	1,197	1,843	51	(23)	3,068	3,118	576	(22)	6,740
Lord Abbett Series Fund Developing Growth Portfolio	8,298	7,599	(986)	(168)	14,743	6,850	(167)	(835)	20,591
MFS Mid Cap Value Portfolio	3,957	4,882	2,946	(125)	11,661	7,570	3,131	(624)	21,738
Templeton Global Bond VIP Fund - Class 4	21,261	3,421	(3,074)	(1,003)	20,605	6,368	581	(369)	27,184
T. Rowe Price Emerging Markets Stock Fund	155	1,462	85	(4)	1,698	1,500	(59)	(15)	3,124
T. Rowe Price Equity Income Fund	412	4,584	925	(7)	5,914	11,190	895	(115)	17,884
T. Rowe Price Global Real Estate Fund	127	1,779	19	(4)	1,921	3,283	(331)	(29)	4,845
T. Rowe Price Government Money Portfolio	257,780	34,593	(21,423)	(8,495)	262,455	150,819	1,168,906	(142,002)	1,440,178
T. Rowe Price Growth Stock Fund	698	3,458	(46)	(4)	4,106	4,983	1,052	(350)	9,790
T. Rowe Price International Bond Fund	309	2,701	(490)	–	2,520	4,362	(65)	(20)	6,797
T. Rowe Price New Horizons Fund	154	1,584	303	(1)	2,040	2,933	181	(21)	5,133
T. Rowe Price New Income Fund	964	10,243	(16)	(3)	11,188	13,687	(269)	(51)	24,555

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Year Ended December 31, 2016 and December 31, 2017
Account Division	Units Outstanding at 01/01/2016	Consideration Received 2016	Net Transfers 2016	Payments to Contract Owners 2016	Units Outstanding at 12/31/2016	Consideration Received 2017	Net Transfers 2017	Payments to Contract Owners 2017	Units Outstanding at 12/31/2017
T. Rowe Price Overseas Stock Fund	785	6,902	(865)	(3)	6,819	9,232	(70)	(77)	15,904
T. Rowe Price Small Cap Value Fund	122	2,346	118	(5)	2,581	2,603	(151)	(74)	4,958
T. Rowe Price Spectrum Income Fund	889	2,502	(591)	–	2,800	1,437	(600)	(4)	3,633
Vanguard 500 Index Fund	1,281	4,873	556	(74)	6,636	12,549	219	(264)	19,141
Vanguard Developed Markets Index Fund Admiral Shares	–	–	–	–	–	15,392	2	–	15,393
Vanguard Developed Markets Index Fund Investor Shares	1,872	10,217	460	(235)	12,314	14,766	(83)	(163)	26,834
Vanguard Emerging Markets Stock Index Fund	411	1,537	68	(41)	1,975	3,813	30	(46)	5,772
Vanguard Extended Market Index Fund	649	4,396	83	(58)	5,070	10,959	(122)	(44)	15,864
Vanguard Federal Money Market Fund	–	4,902	295	–	5,197	205,555	(27,098)	–	183,654
Vanguard High-Yield Corporate Fund Admiral Shares	–	–	–	–	–	21,981	(913)	–	21,068
Vanguard High-Yield Corporate Fund Investor Shares	2,172	7,535	726	(504)	9,929	12,748	(13)	(5)	22,659
Vanguard Prime Money Market Fund	57,421	9,694	(66,062)	–	1,053	6,983	–	–	8,036
Vanguard REIT Index Fund	449	1,858	76	(35)	2,348	4,916	(151)	(402)	6,711
Vanguard Retirement Income Fund	14,650	1,113	26	(1,897)	13,892	3,193	(402)	(10)	16,673
Vanguard Short-Term Inflation-Protected Securities Index Fund	344	1,617	(2)	(16)	1,943	2,983	(217)	(8)	4,701
Vanguard Small-Cap Index Fund	292	2,690	75	(45)	3,012	7,440	97	(252)	10,297
Vanguard STAR Fund	30,961	13,047	306	(4,235)	40,079	19,116	1,108	(2,048)	58,254
Vanguard Target Retirement 2015 Fund	24,695	35,279	4,515	(3,564)	60,925	11,144	(15,249)	(1,086)	55,734
Vanguard Target Retirement 2025 Fund	30,128	89,633	2,611	(176)	122,196	95,338	(9,497)	(1,190)	206,846
Vanguard Target Retirement 2035 Fund	33,443	113,932	16,934	(1,047)	163,262	113,831	4,686	(1,539)	280,240
Vanguard Target Retirement 2045 Fund	12,787	44,850	521	(517)	57,641	58,851	(355)	(3,164)	112,973
Vanguard Total Bond Market Index Fund	1,746	5,519	188	(56)	7,397	47,722	(153)	(283)	54,684
Wells Fargo VT Discovery Fund	72,253	19,995	(281)	(2,858)	89,109	17,596	(1,577)	(2,831)	102,297
Wilshire VIT 2015 Fund	136,716	11,392	(27,997)	(8,914)	111,197	6,101	(12,274)	(1,605)	103,419
Wilshire VIT 2025 Fund	364,001	54,542	(17,466)	(10,312)	390,765	41,947	(24,606)	(33,062)	375,044
Wilshire VIT 2035 Fund	512,559	89,975	(20,477)	(28,408)	553,649	68,567	(26,608)	(11,718)	583,890
Wilshire VIT Global Allocation Fund	88,673	12,956	(7,393)	(1,899)	92,337	10,466	(2,199)	(7,605)	93,000

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest	Investment Income Ratio **	Total Return Lowest to Highest ***
American Funds IS Blue Chip Growth & Income Fund	177,986	19.55 to 20.08	3,488,855	0.75% to 1.25%	2.23%	15.61% to 16.61%
American Funds IS Growth Fund	25,064	121.66 to 122.94	3,069,953	0.75% to 1.25%	0.50%	26.22% to 27.04%
American Funds IS Managed Risk Asset Allocation Fund	65,332	14.47 to 14.73	947,764	0.75% to 1.25%	0.78%	13.44% to 14.36%
American Funds IS New World Fund	57,763	28.93 to 29.29	1,684,036	0.75% to 1.25%	0.88%	27.49% to 28.13%
BlackRock High Yield V.I. III	6,885	7.52 to 7.60	52,143	0.75% to 1.25%	1.21%	1.90% to 2.98%[1]
Calvert VP S&P Mid Cap 400 Index Portfolio	90,692	140.76 to 147.75	13,112,062	0.75% to 1.25%	0.73%	14.20% to 14.77%
Dreyfus Small Cap Stock Index Portfolio	302,512	34.01 to 36.22	10,814,702	0.75% to 1.25%	0.62%	11.03% to 11.58%
Fidelity VIP Freedom 2015 Portfolio SC2	25,128	14.71 to 14.86	370,308	0.75% to 1.25%	1.43%	13.77% to 14.22%
Fidelity VIP Freedom 2025 Portfolio SC2	80,668	15.80 to 15.98	1,276,619	0.75% to 1.25%	1.54%	16.43% to 17.07%
Fidelity VIP Freedom 2035 Portfolio SC2	74,166	24.72 to 24.96	1,836,810	0.75% to 1.25%	1.17%	21.95% to 22.47%
Fidelity VIP Freedom 2045 Portfolio SC2	62,531	23.48 to 23.73	1,471,438	0.75% to 1.25%	1.26%	22.16% to 22.70%
Fidelity VIP Funds Manager 20% Portfolio SC2	40,876	11.95 to 12.03	488,926	0.75% to 1.25%	1.11%	5.75% to 6.46%
Fidelity VIP Funds Manager 50% Portfolio SC2	46,921	13.79 to 13.99	652,301	0.75% to 1.25%	1.07%	12.85% to 13.46%
Fidelity VIP Funds Manager 60% Portfolio SC2	283,056	13.27 to 13.43	3,781,247	0.75% to 1.25%	1.04%	15.09% to 15.88%
Fidelity VIP Funds Manager 70% Portfolio SC2	241,876	14.80 to 14.92	3,589,539	0.75% to 1.25%	0.81%	17.46% to 18.04%
Fidelity VIP Funds Manager 85% Portfolio SC2	221,580	15.15 to 15.27	3,369,007	0.75% to 1.25%	0.66%	21.34% to 22.06%
Fidelity VIP Index 500 Portfolio SC2	128,076	323.08 to 332.17	42,241,591	0.75% to 1.25%	1.64%	19.91% to 20.51%
Fidelity VIP Investment Grade Bond Portfolio SC2	186,999	16.35 to 17.26	3,190,959	0.75% to 1.25%	2.33%	2.00% to 3.22%
Fidelity VIP Overseas Portfolio	290,350	24.49 to 27.63	7,501,385	0.75% to 1.25%	1.29%	28.40% to 29.03%
Fidelity VIP Real Estate Portfolio SC2	166,419	21.39 to 21.51	3,566,978	0.75% to 1.25%	1.62%	2.49% to 2.97%
JPMorgan Insurance Trust U.S. Equity Portfolio	23,387	35.67 to 36.25	837,532	0.75% to 1.25%	0.86%	20.14% to 21.40%
JPMorgan Small Cap Value Fund	6,740	31.92 to 32.19	215,366	0.75% to 1.25%	0.79%	1.92% to 2.39%
Lord Abbett Series Fund Developing Growth Portfolio	20,591	29.72 to 30.39	613,985	0.75% to 1.25%	0.00%	28.61% to 29.37%
MFS Mid Cap Value Portfolio	21,738	12.08 to 12.28	264,439	0.75% to 1.25%	1.17%	12.06% to 12.87%
Templeton Global Bond VIP Fund - Class 4	27,184	21.47 to 22.50	601,308	0.75% to 1.25%	0.00%	0.51% to 1.31%
T. Rowe Price Emerging Markets Stock Fund	3,124	45.13 to 45.45	141,174	0.85% to 1.25%	0.57%	41.52% to 42.16%
T. Rowe Price Equity Income Fund	17,884	45.69 to 46.15	818,377	0.85% to 1.25%	2.26%	15.03% to 15.20%
T. Rowe Price Global Real Estate Fund	4,845	22.32 to 22.85	108,448	0.85% to 1.25%	1.89%	6.59% to 7.03%
T. Rowe Price Government Money Portfolio	1,440,178	.92 to .95	1,358,107	0.75% to 1.25%	0.57%	(1.08%) to (1.04%)
T. Rowe Price Growth Stock Fund	9,790	81.47 to 83.33	815,317	0.85% to 1.25%	0.33%	31.38% to 32.52%
T. Rowe Price International Bond Fund	6,797	9.48 to 9.69	64,637	0.85% to 1.25%	1.31%	9.62% to 10.27%
T. Rowe Price New Horizons Fund	5,133	73.98 to 75.51	386,871	0.85% to 1.25%	0.00%	29.22% to 30.41%
T. Rowe Price New Income Fund	24,555	10.26 to 10.77	252,746	0.85% to 1.25%	2.50%	2.99% to 4.06%
T. Rowe Price Overseas Stock Fund	15,904	12.18 to 12.29	193,988	0.85% to 1.25%	2.44%	25.83% to 26.44%
T. Rowe Price Small Cap Value Fund	4,958	69.82 to 70.29	348,205	0.85% to 1.25%	0.56%	11.18% to 12.41%
T. Rowe Price Spectrum Income Fund	3,633	14.87 to 15.42	54,068	0.85% to 1.25%	3.44%	6.05% to 6.64%
Vanguard 500 Index Fund	19,141	209.15 to 214.46	4,093,717	0.85% to 1.25%	2.09%	20.01% to 20.77%
Vanguard Developed Markets Index Fund Admiral Shares	15,393	14.60 to 14.71	226,299	0.85% to 1.25%	2.77%	12.89% to 13.772%[1]
Vanguard Developed Markets Index Fund Investor Shares	26,834	13.21 to 14.01	374,225	0.85% to 1.25%	3.27%	24.22% to 25.20%
Vanguard Emerging Markets Stock Index Fund	5,772	39.84 to 41.03	231,121	0.85% to 1.25%	2.43%	30.17% to 30.67%
Vanguard Extended Market Index Fund	15,864	72.24 to 75.42	1,188,325	0.85% to 1.25%	1.40%	16.52% to 17.13%
Vanguard Federal Money Market Fund	183,654	1.00 to 1.00	183,483	0.85% to 1.25%	0.87%	0.00% to 0.00%
Vanguard High-Yield Corporate Fund Admiral Shares	21,068	6.05 to 6.11	128,498	0.85% to 1.25%	3.78%	1.96% to 3.06%[1]
Vanguard High-Yield Corporate Fund Investor Shares	22,659	6.99 to 7.57	165,362	0.85% to 1.25%	5.65%	4.64% to 6.03%
Vanguard Prime Money Market Fund	8,036	.93 to .99	7,846	0.85% to 1.25%	1.40%	1.02% to 1.03%
Vanguard REIT Index Fund	6,711	35.65 to 37.06	246,514	0.85% to 1.25%	4.61%	3.24% to 4.04%
Vanguard Retirement Income Fund	16,673	14.95 to 15.14	249,183	0.85% to 1.25%	2.26%	7.63% to 8.07%
Vanguard Short-Term Inflation Protected Securities Index Fund	4,701	24.20 to 24.43	114,186	0.85% to 1.25%	2.07%	(0.21%) to 0.12%
Vanguard Small-Cap Index Fund	10,297	63.45 to 66.31	675,675	0.85% to 1.25%	1.58%	14.61% to 15.28%
Vanguard STAR Fund	58,254	31.78 to 32.33	1,853,483	0.85% to 1.25%	2.13%	17.22% to 17.78%
Vanguard Target Retirement 2015 Fund	55,734	18.40 to 18.52	1,025,890	0.85% to 1.25%	1.98%	10.45% to 10.96%
Vanguard Target Retirement 2025 Fund	206,846	20.55 to 20.76	4,252,658	0.85% to 1.25%	2.59%	14.87% to 15.40%
Vanguard Target Retirement 2035 Fund	280,240	22.72 to 23.02	6,406,797	0.85% to 1.25%	2.60%	18.03% to 18.23%
Vanguard Target Retirement 2045 Fund	112,973	24.25 to 24.55	2,754,748	0.85% to 1.25%	2.61%	20.29% to 20.37%
Vanguard Total Bond Market Index Fund	54,684	11.17 to 11.94	637,657	0.85% to 1.25%	2.07%	1.36% to 2.93%
Wells Fargo VT Discovery Fund	102,297	43.55 to 46.51	4,689,251	0.75% to 1.25%	0.00%	27.34% to 28.16%
Wilshire VIT 2015 ETF Fund	103,419	15.36 to 16.00	1,620,829	0.75% to 1.25%	2.94%	9.32% to 10.65%
Wilshire VIT 2025 ETF Fund	375,044	14.98 to 15.81	5,836,031	0.75% to 1.25%	2.88%	12.72% to 13.79%
Wilshire VIT 2035 ETF Fund	583,890	14.78 to 15.67	8,979,546	0.75% to 1.25%	3.05%	15.56% to 16.07%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest	Investment Income Ratio **	Total Return Lowest to Highest ***
Wilshire VIT Global Allocation Fund	93,000	28.68 to 30.53	2,792,353	0.75% to 1.25%	2.56%	13.76% to 14.30%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-account on May 1, 2017 and the return is for the period May 1, 2017 to December 31, 2017.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2016
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest	Investment Income Ratio **	Total Return Lowest to Highest ***
American Funds IS Blue Chip Growth & Income Fund	109,958	16.91 to 17.22	1,863,163	0.75% to 1.25%	2.49%	17.35% to 18.35%
American Funds IS Growth Fund	17,414	96.29 to 97.11	1,680,604	0.75% to 1.25%	0.70%	7.93% to 8.65%
American Funds IS Managed Risk Asset Allocation Fund	42,111	12.72 to 12.88	537,279	0.75% to 1.25%	1.39%	6.27% to 6.80%
American Funds IS New World Fund	46,659	22.69 to 22.88	1,063,349	0.75% to 1.25%	0.98%	3.75% to 4.24%
Calvert S&P Mid Cap 400 Index Portfolio	80,038	123.26 to 128.74	10,091,762	0.75% to 1.25%	0.92%	18.27% to 19.08%
Dreyfus Small Cap Stock Index Portfolio	257,401	30.63 to 32.46	8,251,157	0.75% to 1.25%	0.27%	24.01% to 24.80%
Fidelity VIP Freedom 2015 Portfolio	20,576	12.93 to 13.01	266,544	0.75% to 1.25%	1.70%	4.61% to 5.00%
Fidelity VIP Freedom 2025 Portfolio	49,776	13.57 to 13.65	676,024	0.75% to 1.25%	2.10%	5.02% to5.41%
Fidelity VIP Freedom 2035 Portfolio	53,140	20.27 to 20.38	1,078,813	0.75% to 1.25%	1.83%	5.52% to 5.93%
Fidelity VIP Freedom 2045 Portfolio	32,809	19.22 to 19.34	631,514	0.75% to 1.25%	1.79%	5.55% to 5.97%
Fidelity VIP Funds Manager 20% Portfolio	44,675	11.26 to 11.30	503,102	0.75% to 1.25%	1.98%	1.72% to 1.81%
Fidelity VIP Funds Manager 50% Portfolio	43,241	12.22 to 12.33	531,070	0.75% to 1.25%	2.02%	2.78% to 3.35%
Fidelity VIP Funds Manager 60% Portfolio	238,844	11.53 to 11.59	2,757,376	0.75% to 1.25%	2.11%	3.41% to 3.85%
Fidelity VIP Funds Manager 70% Portfolio	230,185	12.58 to 12.64	2,898,317	0.75% to 1.25%	1.82%	3.79% to 4.12%
Fidelity VIP Funds Manager 85% Portfolio	194,664	12.47 to 12.56	2,429,772	0.75% to 1.25%	1.44%	4.35% to 5.02%
Fidelity VIP Index 500 Portfolio	117,800	269.44 to 275.64	32,273,413	0.75% to 1.25%	1.96%	10.22% to 10.76%
Fidelity VIP Investment Grade Bond Portfolio	167,629	15.99 to 16.76	2,773,859	0.75% to 1.25%	2.39%	2.69% to 3.65%
Fidelity VIP Overseas Portfolio	268,152	19.04 to 21.46	5,374,405	0.75% to 1.25%	1.30%	(6.47%) to (5.97%)
Fidelity VIP Real Estate Portfolio	153,035	20.81 to 20.91	3,188,679	0.75% to 1.25%	2.34%	4.47% to 4.76%
Franklin High Income VIP Fund	227,615	6.72 to 6.73	1,530,162	0.75% to 1.25%	0.31%	15.86% to 16.03%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	18,319	29.51 to 29.87	541,123	0.75% to 1.25%	0.96%	9.84% to 10.47%
J.P. Morgan Small Cap Value Fund	3,068	31.32 to 31.44	96,137	0.75% to 1.25%	0.61%	28.68% to 29.06%
Lord Abbett Developing Growth Portfolio	14,743	23.09 to 23.49	341,268	0.75% to 1.25%	0.00%	(3.51%) to (3.05%)
MFS Mid Cap Value Portfolio	11,661	10.78 to 10.88	126,169	0.75% to 1.25%	0.67%	14.32% to 15.13%
Templeton Global Bond VIP Fund	20,605	21.36 to 22.23	452,104	0.75% to 1.25%	0.00%	1.57% to 2.40%
T. Rowe Price Emerging Markets Stock Fund	1,698	31.89 to 31.97	54,194	0.85% to 1.25%	0.89%	10.92% to 11.35%
T. Rowe Price Equity Income Fund	5,914	39.66 to 40.12	234,987	0.85% to 1.25%	2.35%	18.18% to 18.70%
T. Rowe Price Global Real Estate Fund	1,921	20.94 to 21.35	40,390	0.85% to 1.25%	1.81%	2.00% to 2.45%
T. Rowe Price Government Money Portfolio	262,455	0.93 to 0.96	249,574	0.75% to 1.25%	0.00%	(1.06%) to (1.04%)
T. Rowe Price Growth Stock Fund	4,106	62.01 to 62.88	258,118	0.85% to 1.25%	0.11%	0.21% to 0.56%
T. Rowe Price International Bond Fund	2,520	8.61 to 8.84	21,738	0.85% to 1.25%	1.53%	1.29% to 1.40%
T. Rowe Price New Horizons Fund	2,040	57.25 to 57.90	118,002	0.85% to 1.25%	0.00%	6.53% to 6.89%
T. Rowe Price New Income Fund	11,188	9.95 to 10.35	111,961	0.85% to 1.25%	1.99%	1.72% to2.58%
T. Rowe Price Overseas Stock Fund	6,819	9.68 to 9.72	66,060	0.85% to 1.25%	3.08%	1.89% to 2.32%
T. Rowe Price Small Cap Value Fund	2,581	62.49 to 62.80	161,339	0.85% to 1.25%	1.55%	27.79% to 28.27%
T. Rowe Price Spectrum Income Fund	2,800	14.01 to 14.46	39,283	0.85% to 1.25%	3.21%	7.25% to 7.83%
Vanguard 500 Index Fund	6,636	174.28 to 177.75	1,174,715	0.85% to 1.25%	1.96%	10.68% to 10.99%
Vanguard Developed Markets Index Fund	12,314	10.63 to 11.19	137,050	0.85% to 1.25%	2.70%	0.47% to 1.77%
Vanguard Emerging Markets Stock Index Fund	1,975	30.58 to 31.40	60,631	0.85% to 1.25%	3.05%	10.69% to 11.27%
Vanguard Extended Market Index Fund	5,070	62.00 to 64.39	324,780	0.85% to 1.25%	1.56%	14.43% to 15.17%
Vanguard Federal Money Market Fund	5,197	1.00 to 1.00	5,194	0.85% to 1.25%	0.10%	(0.19%) to (0.06%)[1]
Vanguard High-Yield Corporate Fund	9,929	6.68 to 7.14	68,563	0.85% to 1.25%	5.37%	8.79% to 10.21%
Vanguard Prime Money Market Fund	1,053	0.93 to 0.99	1,029	0.85% to 1.25%	0.44%	(2.02%) to (1.01%)
Vanguard REIT Index Fund	2,348	34.53 to 35.65	82,718	0.85% to 1.25%	5.31%	6.96% to 7.59%
Vanguard Retirement Income Fund	13,892	13.89 to 14.01	193,027	0.85% to 1.25%	1.78%	4.36% to 4.87%
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,943	24.25 to 24.45	47,433	0.85% to 1.25%	0.90%	1.68% to 1.96%
Vanguard Small-Cap Index Fund	3,012	55.36 to 57.52	171,788	0.85% to 1.25%	1.76%	16.57% to 17.32%
Vanguard STAR Fund	40,079	27.08 to 27.45	1,086,008	0.85% to 1.25%	2.17%	5.58% to 5.98%
Vanguard Target Retirement 2015 Fund	60,925	16.64 to 16.74	1,014,047	0.85% to 1.25%	2.61%	5.25% to 5.57%
Vanguard Target Retirement 2025 Fund	122,196	17.88 to 17.99	2,185,316	0.85% to 1.25%	3.08%	6.49% to 6.96%
Vanguard Target Retirement 2035 Fund	163,262	19.25 to 19.47	3,160,594	0.85% to 1.25%	3.26%	7.24% to 7.75%
Vanguard Target Retirement 2045 Fund	57,641	20.16 to 20.40	1,167,710	0.85% to 1.25%	3.20%	7.87% to 8.40%
Vanguard Total Bond Market Index Fund	7,397	11.02 to 11.60	84,017	0.85% to 1.25%	2.13%	0.46% to 2.02%
Wells Fargo VT Discovery Fund	89,109	34.20 to 36.29	3,189,944	0.75% to 1.25%	0.00%	5.88% to 6.86%
Wilshire VIT 2015 ETF Fund	111,197	14.05 to 14.46	1,579,223	0.75% to 1.25%	2.03%	5.46% to 5.72%
Wilshire VIT 2025 ETF Fund	390,765	13.29 to 13.95	5,369,732	0.75% to 1.25%	1.83%	5.48% to 6.28%
Wilshire VIT 2035 ETF Fund	553,649	12.79 to 13.50	7,346,132	0.75% to 1.25%	1.62%	5.79% to 6.30%
Wilshire VIT Global Allocation Fund	92,337	25.21 to 26.71	2,428,543	0.75% to 1.25%	1.66%	4.51% to4.83%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-account on August 1, 2016 and the return is for the period August 1, 2016 to December 31, 2016.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2015
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest	Investment Income Ratio **	Total Return Lowest to Highest ***
AllianceBernstein VPS Large Cap Growth Portfolio	38,023	47.98 to 50.09	1,889,480	0.75% to 1.25%	0.00%	9.49% to 10.04%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	9,628	25.28 to 28.31	255,005	0.75% to 1.25%	0.53%	(6.68%) to (6.04%)
AllianceBernstein VPS Small Cap Growth Portfolio	12,239	24.24 to 25.35	307,300	0.75% to 1.25%	0.00%	(2.77%) to (2.27%)
American Century Mid Cap Value Fund	9,573	21.26 to 21.72	205,322	0.75% to 1.25%	1.62%	(3.32%) to (2.07%)
American Funds IS Blue Chip Growth & Income Fund	49,901	14.41 to 14.55	719,646	0.75% to 1.25%	2.91%	(4.13%) to (3.39%)
American Funds IS Growth Fund	8,211	88.99 to 89.38	731,488	0.75% to 1.25%	1.19%	5.58% to 5.91%
American Funds IS Managed Risk Asset Allocation Fund	27,912	11.97 to 12.06	334,868	0.75% to 1.25%	1.39%	(2.05%) to (1.47%)
American Funds IS New World Fund	11,623	21.87 to 22.01	254,381	0.75% to 1.25%	0.60%	(4.46%) to (3.84%)
Ariel Fund	8,624	72.71 to 77.03	654,864	0.75% to 1.25%	0.67%	(5.29%) to (4.81%)
Calvert S&P Mid Cap 400 Index Portfolio	7,122	104.22 to 108.11	754,518	0.75% to 1.25%	0.00%	(4.40%) to (3.62%)
Davis Value Portfolio	123,660	17.99 to18.90	2,311,976	0.75% to 1.25%	0.84%	0.39% to 0.85%
Delaware VIP REIT Series	135,007	16.60 to 17.22	2,299,672	0.75% to 1.25%	0.96%	2.22% to 2.74%
Delaware VIP Smid Cap Growth Series	19,186	37.41 to 42.51	769,457	0.75% to 1.25%	0.16%	6.22% to 6.52%
Delaware VIP U.S. Growth Series	12,061	15.40 to 15.67	186,257	0.75% to 1.25%	0.32%	3.15% to 4.68%
Dreyfus Small Cap Stock Index Portfolio	49,158	24.70 to 26.01	1,265,515	0.75% to 1.25%	0.66%	(3.89%) to (3.06%)
Fidelity VIP Emerging Markets Portfolio	66,413	7.92 to 8.29	537,563	0.75% to 1.25%	0.36%	(11.51%) to (10.67%)
Fidelity VIP Freedom 2015 Portfolio	10,435	12.36 to 12.39	129,023	0.75% to 1.25%	3.22%	(4.52%) to (4.33%)[1]
Fidelity VIP Freedom 2025 Portfolio	11,071	12.92 to 12.95	143,137	0.75% to 1.25%	5.09%	(5.18%) to (4.97%)[1]
Fidelity VIP Freedom 2035 Portfolio	11,136	19.21 to 19.26	213,948	0.75% to 1.25%	3.39%	(6.02%) to (5.77%)[1]
Fidelity VIP Freedom 2045 Portfolio	7,698	18.21 to 18.25	140,203	0.75% to 1.25%	3.61%	(6.08%) to (5.90%)[1]
Fidelity VIP Funds Manager 20% Portfolio	8,185	11.07 to 11.10	90,618	0.75% to 1.25%	1.99%	(2.54%) to (2.27%)[1]
Fidelity VIP Funds Manager 50% Portfolio	4,160	11.89 to 11.94	49,520	0.75% to 1.25%	2.33%	(3.97%) to (3.58%)[1]
Fidelity VIP Funds Manager 60% Portfolio	11,498	11.12 to 11.16	127,949	0.75% to 1.25%	2.31%	(4.18%) to (3.91%)[1]
Fidelity VIP Funds Manager 70% Portfolio	11,751	12.11 to 12.14	142,339	0.75% to 1.25%	1.56%	(4.48%) to (4.29%)[1]
Fidelity VIP Funds Manager 85% Portfolio	20,338	11.93 to 11.96	242,704	0.75% to 1.25%	4.73%	(5.07%) to (4.87%)[1]
Fidelity VIP Growth Portfolio	120,632	62.62 to 65.46	7,800,604	0.75% to 1.25%	0.03%	5.58% to 6.11%
Fidelity VIP Growth & Income Portfolio	60,812	20.24 to 22.57	1,344,015	0.75% to 1.25%	2.07%	(3.89%) to (3.25%)
Fidelity VIP High Income Portfolio	158,332	7.84 to 8.26	1,282,136	0.75% to 1.25%	6.85%	(5.08%) to (4.62%)
Fidelity VIP Index 500 Portfolio	41,656	244.45 to 248.86	10,312,382	0.75% to 1.25%	1.98%	(0.17%) to 0.33%
Fidelity VIP Investment Grade Bond Portfolio	150,389	15.46 to 16.19	2,402,199	0.75% to 1.25%	2.65%	(2.38%) to (1.55%)
Fidelity VIP Mid Cap Portfolio	63,968	43.42 to 51.89	3,191,134	0.75% to 1.25%	0.28%	(2.95%) to (2.35%)
Fidelity VIP Overseas Portfolio	241,123	20.31 to 22.86	5,150,597	0.75% to 1.25%	1.26%	2.05% to 2.52%
Fidelity VIP Real Estate Portfolio	7,876	19.92 to 19.96	156,952	0.75% to 1.25%	3.29%	2.41% to 2.63%[1]
Franklin High Income VIP Fund	4,706	5.80 to 5.80	27,283	0.75% to 1.25%	0.29%	(12.57%) to (12.47%)[1]
Goldman Sachs VIT Mid Cap Value Fund	6,420	19.88 to 20.74	129,956	0.75% to 1.25%	0.12%	(11.17%) to (10.10%)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	126,949	11.57 to 11.80	1,473,665	0.75% to 1.25%	1.40%	(3.98%) to (3.36%)
Ibbotson Balanced ETF Asset Allocation Portfolio	179,560	12.27 to 12.50	2,206,783	0.75% to 1.25%	1.58%	(3.46%) to (2.80%)
Ibbotson Conservative ETF Asset Allocation Portfolio	27,286	12.03 to 12.30	328,296	0.75% to 1.25%	1.25%	(2.12%) to (1.44%)
Ibbotson Growth ETF Asset Allocation Portfolio	186,770	11.99 to 12.22	2,242,103	0.75% to 1.25%	1.41%	(3.69%) to (2.94%)
Ibbotson Income & Growth ETF Asset Allocation Portfolio	33,028	12.16 to 12.42	401,858	0.75% to 1.25%	1.52%	(2.86%) to (2.05%)
J.P. Morgan Insurance Trust U.S. Equity Portfolio	13,758	26.85 to 27.04	369,524	0.75% to 1.25%	0.66%	(0.11%) to 0.45%
J.P. Morgan Small Cap Value Fund	1,197	24.34 to 24.36	29,138	0.75% to 1.25%	0.98%	(8.64%) to (8.57%)[1]
Lazard Retirement US Small-Mid Cap Equity Portfolio	11,625	16.46 to 17.19	195,085	0.75% to 1.25%	0.00%	(3.57%) to (2.88%)
Lord Abbett Developing Growth Portfolio	8,298	23.93 to 24.23	198,917	0.75% to 1.25%	0.00%	(9.38%) to (8.57%)
MFS Mid Cap Value Portfolio	3,957	9.42 to 9.45	37,302	0.75% to 1.25%	0.42%	(7.06%) to (6.83%)[1]
Neuberger Berman Genesis Fund	40,144	41.55 to 43.21	1,703,383	0.75% to 1.25%	0.13%	(1.65%) to (0.85%)
Putnam VT Multi-Cap Growth Fund	1,672	32.42 to 33.51	55,652	0.75% to 1.25%	0.47%	(1.76%) to (1.03%)
Rainier Small/Mid Cap Equity Portfolio	40,373	46.11 to 48.62	1,946,861	0.75% to 1.25%	0.00%	(0.45%) to 0.37%
Royce Capital Fund Small Cap Portfolio	146,686	14.25 to 14.97	2,173,221	0.75% to 1.25%	0.79%	(12.70%) to (12.46%)
Templeton Global Bond VIP Fund	21,261	21.03 to 21.77	457,338	0.75% to 1.25%	8.02%	(5.57%) to (4.78%)
T. Rowe Price Emerging Markets Stock Fund	155	28.71 to 28.78	4,471	0.85% to 1.25%	0.91%	(12.24%) to (11.99%)
T. Rowe Price Equity Income Fund	412	33.53 to 33.80	13,847	0.85% to 1.25%	1.70%	(7.45%) to (7.14%)
T. Rowe Price Equity Income Portfolio VIP II	56,588	28.63 to 29.97	1,676,886	0.75% to 1.25%	1.66%	(8.53%) to (7.78%)
T. Rowe Price Global Real Estate Fund	127	20.53 to 20.84	2,618	0.85% to 1.25%	1.36%	0.49% to 0.92%
T. Rowe Price Growth Stock Fund	698	61.88 to 62.55	43,659	0.85% to 1.25%	0.00%	9.08% to 9.95%
T. Rowe Price International Bond Fund	309	8.50 to 8.72	2,645	0.85% to 1.25%	1.58%	(6.59%) to (6.44%)
T. Rowe Price New Horizons Fund	154	53.74 to 54.17	8,332	0.85% to 1.25%	0.00%	3.21% to 3.75%
T. Rowe Price New Income Fund	964	9.77 to 10.09	9,429	0.85% to 1.25%	1.63%	(0.90%) to 0.10%
T. Rowe Price Overseas Stock Fund	785	9.50 to 9.51	7,463	0.85% to 1.25%	3.76%	(3.36%) to (3.06%)
T. Rowe Price Prime Reserve Portfolio	257,780	0.94 to 0.96	247,351	0.75% to 1.25%	0.00%	(1.05%) to (1.03%)
T. Rowe Price Small-Cap Value Fund	122	48.89 to 48.96	5,979	0.85% to 1.25%	1.20%	(5.51%) to (5.12%)

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest	Investment Income Ratio **	Total Return Lowest to Highest ***
T. Rowe Price Spectrum Income Fund	889	13.06 to 13.41	11,611	0.85% to 1.25%	2.12%	(2.82%) to (2.12%)
Vanguard 500 Index Fund	1,281	157.46 to 160.30	204,649	0.85% to 1.25%	1.56%	0.05% to 0.47%
Vanguard Developed Markets Index Fund	1,872	10.58 to 11.02	20,583	0.85% to 1.25%	2.12%	(2.13%) to (1.17%)
Vanguard Emerging Markets Stock Index Fund	411	27.6 to 28.22	11,377	0.85% to 1.25%	2.99%	(16.18%) to (15.71%)
Vanguard Extended Market Index Fund	649	54.18 to 55.91	36,215	0.85% to 1.25%	2.07%	(4.66%) to (4.13%)
Vanguard High-Yield Corporate Fund	2,172	6.14 to 6.48	13,570	0.85% to 1.25%	4.11%	(3.61%) to (2.06%)
Vanguard Prime Money Market Fund	57,421	0.94 to 0.99	56,555	0.85% to 1.25%	0.04%	(2.08%) to (2.08%)
Vanguard REIT Index Fund	449	32.28 to 33.17	14,672	0.85% to 1.25%	3.97%	0.72% to 1.43%
Vanguard Retirement Income Fund	14,650	13.31 to 13.37	195,048	0.85% to 1.25%	1.61%	(0.75%) to (0.59%)
Vanguard Short-Term Inflation-Protected Securities Index Fund	344	23.85 to 24.04	8,260	0.85% to 1.25%	0.00%	(1.04%) to (0.79%)
Vanguard Small-Cap Index Fund	292	47.49 to 49.03	14,295	0.85% to 1.25%	1.90%	(5.04%) to (4.48%)
Vanguard STAR Fund	30,961	25.63 to 25.90	793,611	0.85% to 1.25%	2.69%	(1.00%) to (0.65%)
Vanguard Target Retirement 2015 Fund	24,695	15.81 to 15.88	390,410	0.85% to 1.25%	3.71%	(1.31%) to (0.87%)
Vanguard Target Retirement 2025 Fund	30,128	16.78 to 16.82	505,530	0.85% to 1.25%	3.52%	(1.81%) to (1.35%)
Vanguard Target Retirement 2035 Fund	33,443	17.95 to 18.07	603,159	0.85% to 1.25%	4.14%	(2.18%) to (1.74%)
Vanguard Target Retirement 2045 Fund	12,787	18.69 to 18.82	239,982	0.85% to 1.25%	3.81%	(2.50%) to (2.08%)
Vanguard Total Bond Market Index Fund	1,746	10.97 to 11.37	19,488	0.85% to 1.25%	1.84%	(1.53%) to (0.44%)
Wells Fargo Advantage VT Discovery Fund	72,253	32.30 to 33.96	2,422,747	0.75% to 1.25%	0.00%	(2.97%) to (2.22%)
Wilshire 5000 Index Portfolio Investment	31,609	18.00 to 18.80	584,826	0.75% to 1.25%	1.37%	(1.15%) to (0.59%)
Wilshire Large Co. Growth Portfolio Investment	7,771	49.20 to 51.95	397,707	0.75% to 1.25%	0.00%	4.56% to 5.35%
Wilshire Large Co. Value Portfolio Investment	41,949	21.41 to 22.72	937,090	0.75% to 1.25%	1.09%	(6.73%) to (6.04%)
Wilshire Small Co. Value Portfolio Investment	6,999	24.27 to 25.48	174,349	0.75% to 1.25%	0.01%	(4.76%) to (4.49%)
Wilshire VIT 2015 ETF Fund	136,716	13.29 to 13.68	1,838,808	0.75% to 1.25%	2.22%	(3.05%) to (2.64%)
Wilshire VIT 2025 ETF Fund	364,001	12.60 to 13.17	4,726,665	0.75% to 1.25%	1.84%	(3.52%) to (3.02%)
Wilshire VIT 2035 ETF Fund	512,559	12.09 to 12.07	6,409,518	0.75% to 1.25%	1.77%	(3.43%) to (2.91%)
Wilshire VIT Global Allocation Fund	88,673	24.07 to 25.48	2,227,332	0.75% to 1.25%	1.98%	(1.23%) to (0.74%)
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-account on May 1, 2015 and the return is for the period May 1, 2015 to December 31, 2015.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2014
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest	Investment Income Ratio **	Total Return Lowest to Highest ***
AllianceBernstein VPS Large Cap Growth Portfolio	37,403	43.82 to 45.52	1,689,944	0.75% to 1.25%	0.00%	12.21% to 13.01%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	8,877	27.09 to 30.13	251,305	0.75% to 1.25%	0.47%	7.89% to 8.50%
AllianceBernstein VPS Small Cap Growth Portfolio	11,393	24.93 to 25.94	292,991	0.75% to 1.25%	0.00%	(3.49%) to (2.81%)
American Century Mid Cap Value Fund	5,474	21.94 to 22.18	120,267	0.75% to 1.25%	1.31%	15.01% to 15.94%
American Funds IS Blue Chip Growth & Income Fund	9,627	15.03 to 15.06	144,693	0.75% to 1.25%	6.08%	10.33% to 10.58%[1]
American Funds IS Growth Fund	807	84.29 to 84.39	68,002	0.75% to 1.25%	2.09%	8.00% to 8.13%[1]
American Funds IS Managed Risk Asset Allocation Fund	7,390	12.22 to 12.24	90,282	0.75% to 1.25%	0.13%	2.41% to 2.67%[1]
American Funds IS New World Fund	4,001	22.84 to 22.89	91,407	0.75% to 1.25%	2.87%	(7.92%) to (7.76%)[1]
Ariel Fund	8,724	76.77 to 80.92	697,048	0.75% to 1.25%	0.59%	9.59% to 10.13%
Calvert S&P Mid Cap 400 Index Portfolio	4,572	109.02 to 112.17	502,867	0.75% to 1.25%	0.74%	7.51% to 8.19%
Davis Value Portfolio	117,995	17.92 to 18.74	2,188,452	0.75% to 1.25%	1.00%	4.73% to 5.28%
Delaware VIP REIT Series	116,238	16.24 to 16.76	1,929,993	0.75% to 1.25%	1.09%	27.57% to 28.13%
Delaware VIP Smid Cap Growth Series	17,064	35.22 to 39.99	643,896	0.75% to 1.25%	0.00%	0.93% to 2.11%
Delaware VIP U.S. Growth Series	7,184	14.81 to 14.97	106,570	0.75% to 1.25%	0.01%	11.44% to 11.97%
Dreyfus Small Cap Stock Index Portfolio	38,048	25.70 to 26.83	1,011,933	0.75% to 1.25%	0.55%	3.38% to 4.36%
Fidelity VIP Emerging Markets Portfolio	59,592	8.95 to 9.28	542,471	0.75% to 1.25%	0.14%	(0.11%) to 0.76%
Fidelity VIP Growth Portfolio	110,704	59.31 to 61.69	6,752,289	0.75% to 1.25%	0.00%	9.65% to 10.20%
Fidelity VIP Growth & Income Portfolio	52,441	21.06 to 23.38	1,197,434	0.75% to 1.25%	1.61%	8.79% to 9.41%
Fidelity VIP High Income Portfolio	150,644	8.26 to 8.66	1,281,366	0.75% to 1.25%	6.40%	(0.36%) to 0.23%
Fidelity VIP Index 500 Portfolio	32,805	244.87 to 248.05	8,105,512	0.75% to 1.25%	1.61%	11.89% to 12.45%
Fidelity VIP Investment Grade Bond Portfolio	125,464	15.76 to 16.48	2,036,613	0.75% to 1.25%	2.23%	4.17% to 4.81%
Fidelity VIP Mid Cap Portfolio	53,785	44.74 to 53.25	2,738,004	0.75% to 1.25%	0.02%	4.51% to 5.23%
Fidelity VIP Overseas Portfolio	213,485	19.87 to 22.34	4,459,145	0.75% to 1.25%	1.23%	(9.45%) to (8.98%)
Goldman Sachs VIT Mid Cap Value Fund	5,598	22.38 to 23.12	126,416	0.75% to 1.25%	0.89%	11.18% to 12.95%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	104,763	12.03 to 12.21	1,262,527	0.75% to 1.25%	1.26%	3.17% to 4.00%
Ibbotson Balanced ETF Asset Allocation Portfolio	141,154	12.67 to 12.86	1,790,353	0.75% to 1.25%	1.35%	3.25% to 4.05%
Ibbotson Conservative ETF Asset Allocation Portfolio	24,781	12.29 to 12.48	304,663	0.75% to 1.25%	1.25%	1.82% to 2.38%
Ibbotson Growth ETF Asset Allocation Portfolio	157,142	12.41 to 12.59	1,952,938	0.75% to 1.25%	1.27%	3.31% to 4.05%
Ibbotson Income & Growth ETF Asset Allocation Portfolio	32,328	12.49 to 12.68	403,725	0.75% to 1.25%	1.38%	2.03% to 2.92%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,351	26.88 to 26.92	36,321	0.75% to 1.25%	0.06%	11.80% to 11.98%[1]
Lazard Retirement US Small-Mid Cap Equity Portfolio	8,126	17.07 to 17.70	141,056	0.75% to 1.25%	0.00%	9.63% to 10.63%
Lord Abbett Developing Growth Portfolio	2,315	26.32 to 26.50	61,031	0.75% to 1.25%	0.00%	2.73% to 3.23%
Neuberger Berman Genesis Fund	35,530	42.12 to 43.58	1,523,690	0.75% to 1.25%	0.13%	(1.82%) to (1.34%)
Putnam VT Multi-Cap Growth Fund	1,523	33.00 to 33.86	51,294	0.75% to 1.25%	0.30%	11.71% to 12.64%
Rainier Small/Mid Cap Equity Portfolio	39,013	46.32 to 48.44	1,876,054	0.75% to 1.25%	0.00%	2.93% to 3.81%
Royce Capital Fund Small Cap Portfolio	138,753	16.32 to 17.10	2,350,040	0.75% to 1.25%	0.13%	1.94% to 2.52%
Templeton Global Bond VIP Fund	24,445	22.27 to 22.94	555,244	0.75% to 1.25%	4.70%	0.45% to 1.24%
T. Rowe Price Emerging Markets Stock Fund	11	32.62 to 32.78	365	0.85% to 1.25%	0.55%	0.93% to 1.08%
T. Rowe Price Equity Income Fund	15	36.23 to 36.40	547	0.85% to 1.25%	1.71%	6.93% to 7.13%
T. Rowe Price Equity Income Portfolio VIP II	49,958	31.30 to 32.57	1,606,673	0.75% to 1.25%	1.51%	5.46% to 6.31%
T. Rowe Price Global Real Estate Fund	44	20.43 to 20.65	909	0.85% to 1.25%	2.42%	13.31% to 14.02%
T. Rowe Price Growth Stock Fund	10	56.73 to 56.91	564	0.85% to 1.25%	0.00%	8.28% to 8.38%
T. Rowe Price International Bond Fund	58	9.10 to 9.32	527	0.85% to 1.25%	2.75%	(4.81%) to (3.52%)
T. Rowe Price New Horizons Fund	8	52.07 to 52.21	434	0.85% to 1.25%	0.00%	5.62% to 5.67%
T. Rowe Price New Income Fund	37	9.83 to 10.08	367	0.85% to 1.25%	2.84%	5.51% to 5.77%
T. Rowe Price Overseas Stock Fund	37	9.80 to 9.83	359	0.85% to 1.25%	2.74%	(4.95%) to (4.84%)
T. Rowe Price Prime Reserve Portfolio	250,911	0.95 to 0.97	242,890	0.75% to 1.25%	0.00%	(1.04%) to (1.02%)
T. Rowe Price Small-Cap Value Fund	10	51.60 to 51.74	538	0.85% to 1.25%	0.65%	(0.40%) to (0.29%)
T. Rowe Price Spectrum Income Fund	27	13.43 to 13.70	359	0.85% to 1.25%	3.41%	3.22% to 3.63%
Vanguard 500 Index Fund	9	157.38 to 159.63	1,364	0.85% to 1.25%	1.78%	11.60% to 12.49%
Vanguard Developed Markets Index Fund	88	10.81 to 11.15	964	0.85% to 1.25%	3.46%	(7.29%) to (6.14%)
Vanguard Emerging Markets Stock Index Fund	23	32.89 to 33.48	750	0.85% to 1.25%	2.60%	(0.42%) to 0.24%
Vanguard Extended Market Index Fund	21	56.83 to 58.32	1,201	0.85% to 1.25%	1.53%	5.98% to 7.05%
Vanguard High-Yield Corporate Fund	105	6.30 to 6.64	680	0.85% to 1.25%	5.31%	2.08% to 4.90%
Vanguard Prime Money Market Fund	53,020	0.96 to 0.99	52,635	0.85% to 1.25%	0.01%	(2.04%) to (1.00%)
Vanguard REIT Index Fund	25	32.05 to 32.73	805	0.85% to 1.25%	4.03%	28.00% to 29.73%
Vanguard Retirement Income Fund	28	13.41 to 13.45	382	0.85% to 1.25%	1.88%	4.91% to 5.09%
Vanguard Short-Term Inflation-Protected Securities Index Fund	30	24.10 to 24.24	724	0.85% to 1.25%	0.68%	(2.11%) to (1.74%)
Vanguard Small-Cap Index Fund	16	50.01 to 51.33	786	0.85% to 1.25%	1.48%	5.71% to 6.78%
Vanguard STAR Fund	5,351	25.89 to 26.07	138,541	0.85% to 1.25%	3.55%	6.46% to 6.87%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest	Investment Income Ratio **	Total Return Lowest to Highest ***
Vanguard Target Retirement 2015 Fund	1,489	15.97 to 16.02	23,857	0.85% to 1.25%	3.55%	6.02% to 6.09%
Vanguard Target Retirement 2025 Fund	2,757	17.05 to 17.11	47,053	0.85% to 1.25%	3.79%	6.36% to 6.74%
Vanguard Target Retirement 2035 Fund	536	18.35 to 18.42	9,873	0.85% to 1.25%	3.82%	6.25% to 6.67%
Vanguard Target Retirement 2045 Fund	1,231	19.17 to 19.24	23,665	0.85% to 1.25%	3.92%	6.15% to 6.60%
Vanguard Total Bond Market Index Fund	85	11.14 to 11.37	960	0.85% to 1.25%	2.39%	3.82% to 5.67%
Wells Fargo Advantage VT Discovery Fund	54,716	33.29 to 34.73	1,877,382	0.75% to 1.25%	0.00%	(1.25%) to (0.37%)
Wilshire 5000 Index Portfolio Investment	31,421	18.21 to 18.93	586,319	0.75% to 1.25%	1.37%	11.04% to 11.55%
Wilshire Large Co. Growth Portfolio Investment	6,063	46.93 to 49.31	295,133	0.75% to 1.25%	0.00%	6.34% to 7.17%
Wilshire Large Co. Value Portfolio Investment	36,440	22.90 to 24.18	868,370	0.75% to 1.25%	1.23%	9.05% to 9.96%
Wilshire Small Co. Value Portfolio Investment	5,759	25.41 to 26.69	150,596	0.75% to 1.25%	0.00%	5.13% to 5.37%
Wilshire VIT 2015 ETF Fund	133,802	13.65 to 14.06	1,853,654	0.75% to 1.25%	1.74%	3.75% to 4.36%
Wilshire VIT 2025 ETF Fund	336,708	13.06 to 13.58	4,514,639	0.75% to 1.25%	1.39%	3.82% to 4.38%
Wilshire VIT 2035 ETF Fund	460,130	12.52 to 13.08	5,937,972	0.75% to 1.25%	1.31%	4.07% to 4.56%
Wilshire VIT Global Allocation Fund	88,861	24.37 to 25.67	2,251,872	0.75% to 1.25%	1.05%	0.95% to 1.46%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-account on May 1, 2014 and the return is for the period May 1, 2014 to December 31, 2014.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2013
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest	Investment Income Ratio **	Total Return Lowest to Highest ***
AllianceBernstein VPS Large Cap Growth Portfolio	35,936	38.97 to 40.28	1,437,917	0.75% to 1.25%	0.00%	35.31% to 36.41%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	7,919	25.11 to 27.81	207,685	0.75% to 1.25%	0.44%	36.25% to 37.68%
AllianceBernstein VPS Small Cap Growth Portfolio	10,257	25.77 to 26.69	271,734	0.75% to 1.25%	0.00%	43.57% to 44.29%
American Century Mid Cap Value Fund	3,694	19.03 to 19.13	70,293	0.75% to 1.25%	1.49%	28.93% to 29.52%
Ariel Fund	8,222	70.05 to 73.48	597,353	0.75% to 1.25%	0.70%	42.93% to 44.79%
Calvert S&P Mid Cap 400 Index Portfolio	2,862	101.33 to 103.68	291,135	0.75% to 1.25%	0.74%	30.54% to 31.51%
Davis Value Portfolio	107,415	17.11 to 17.80	1,893,612	0.75% to 1.25%	0.94%	31.82% to 32.44%
Delaware VIP REIT Series	101,797	12.73 to 13.08	1,320,225	0.75% to 1.25%	1.32%	0.63% to 1.16%
Delaware VIP Smid Cap Growth Series	14,539	34.60 to 39.24	537,532	0.75% to 1.25%	0.00%	39.45% to 39.93%
Delaware VIP U.S. Growth Series	2,381	13.29 to 13.37	31,669	0.75% to 1.25%	0.09%	33.17% to 33.83%
Dreyfus Small Cap Stock Index Portfolio	30,001	24.86 to 25.71	765,412	0.75% to 1.25%	0.93%	38.57% to 39.65%
Fidelity VIP Emerging Markets Portfolio	49,830	8.96 to 9.21	452,488	0.75% to 1.25%	0.73%	2.52% to 3.14%
Fidelity VIP Growth Portfolio	94,003	54.09 to 55.98	5,208,179	0.75% to 1.25%	0.05%	34.39% to 35.02%
Fidelity VIP Growth & Income Portfolio	49,603	19.31 to 21.41	1,042,178	0.75% to 1.25%	2.09%	31.17% to 32.30%
Fidelity VIP High Income Portfolio	122,261	8.29 to 8.64	1,039,450	0.75% to 1.25%	6.78%	4.41% to 4.85%
Fidelity VIP Index 500 Portfolio	26,900	218.40 to 220.58	5,916,881	0.75% to 1.25%	1.88%	29.85% to 30.95%
Fidelity VIP Investment Grade Bond Portfolio	101,736	15.08 to 15.76	1,578,004	0.75% to 1.25%	2.59%	(3.22%) to (2.78%)
Fidelity VIP Mid Cap Portfolio	40,454	42.81 to 50.70	1,944,657	0.75% to 1.25%	0.30%	34.23% to 34.89%
Fidelity VIP Overseas Portfolio	177,296	21.90 to 24.60	4,074,898	0.75% to 1.25%	1.19%	28.59% to 29.19%
Goldman Sachs VIT Mid Cap Value Fund	3,773	20.12 to 20.47	75,946	0.75% to 1.25%	0.85%	31.33% to 31.98%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	55,896	11.63 to 11.74	650,965	0.75% to 1.25%	1.46%	17.09% to 17.64%
Ibbotson Balanced ETF Asset Allocation Portfolio	99,759	12.24 to 12.36	1,221,950	0.75% to 1.25%	2.02%	10.77% to 11.35%
Ibbotson Conservative ETF Asset Allocation Portfolio	15,918	12.07 to 12.20	192,218	0.75% to 1.25%	2.01%	1.60% to 2.18%
Ibbotson Growth ETF Asset Allocation Portfolio	94,749	11.98 to 12.10	1,136,645	0.75% to 1.25%	1.77%	15.41% to 16.12%
Ibbotson Income & Growth ETF Asset Allocation Portfolio	21,108	12.20 to 12.32	257,595	0.75% to 1.25%	2.00%	6.27% to 6.94%
Lazard Retirement US Small-Mid Cap Equity Portfolio	6,560	15.57 to 16.00	103,488	0.75% to 1.25%	0.00%	33.65% to 34.68%
Lord Abbett Developing Growth Portfolio	184	25.62 to 25.67	4,719	0.75% to 1.25%	0.00%	41.00% to 41.28%[2]
Neuberger Berman Genesis Fund	30,012	42.90 to 44.17	1,307,120	0.75% to 1.25%	0.18%	34.86% to 35.79%
Putnam VT Multi-Cap Growth Fund	1,395	29.54 to 30.06	41,766	0.75% to 1.25%	0.47%	34.09% to 35.52%
Rainier Small/Mid Cap Equity Portfolio	35,829	45.00 to 46.66	1,660,796	0.75% to 1.25%	0.00%	31.00% to 32.33%
Royce Capital Fund Small Cap Portfolio	124,995	16.01 to 16.68	2,067,531	0.75% to 1.25%	1.18%	33.08% to 33.76%
Templeton Global Bond VIP Fund	20,805	22.17 to 22.73	468,934	0.75% to 1.25%	4.50%	0.27% to 1.12%
T. Rowe Price Emerging Markets Stock Fund	11	32.32 to 32.44	359	0.85% to 1.25%	1.54%	(3.64%) to 6.75%[3]
T. Rowe Price Equity Income Fund	11	33.85 to 34.04	387	0.85% to 1.25%	1.46%	1.93% to 15.59%[3]
T. Rowe Price Equity Income Portfolio VIP II	42,061	29.68 to 30.69	1,273,682	0.75% to 1.25%	1.35%	27.81% to 28.47%
T. Rowe Price Global Real Estate Fund	27	17.98 to 18.13	494	0.85% to 1.25%	1.75%	(7.78%) to 4.64%[3]
T. Rowe Price Growth Stock Fund	8	52.39 to 52.55	409	0.85% to 1.25%	0.00%	3.06% to 27.91%[3]
T. Rowe Price International Bond Fund	44	9.51 to 9.66	417	0.85% to 1.25%	1.42%	(2.42%) to 3.46%[3]
T. Rowe Price New Horizons Fund	8	49.28 to 49.43	408	0.85% to 1.25%	0.00%	3.56% to 31.45%[3]
T. Rowe Price New Income Fund	36	9.31 to 9.53	338	0.85% to 1.25%	1.58%	(3.74%) to 2.05%[3]
T. Rowe Price Overseas Stock Fund	36	10.31 to 10.34	370	0.85% to 1.25%	3.48%	2.89% to 12.92%[3]
T. Rowe Price Prime Reserve Portfolio	238,624	0.96 to 0.98	233,011	0.75% to 1.25%	0.00%	(1.03%) to 0.00%
T. Rowe Price Small-Cap Value Fund	7	51.79 to 51.95	384	0.85% to 1.25%	0.48%	2.51% to 22.99%[3]
T. Rowe Price Spectrum Income Fund	26	12.97 to 13.22	344	0.85% to 1.25%	2.08%	(0.30%) to 3.73%[3]
Vanguard 500 Index Fund	5	140.96 to 141.90	767	0.85% to 1.25%	2.04%	2.18% to 27.57%[1]
Vanguard Developed Markets Index Fund	61	11.66 to 11.88	714	0.85% to 1.25%	3.48%	3.04% to 20.08%[1]
Vanguard Emerging Markets Stock Index Fund	17	32.81 to 33.45	559	0.85% to 1.25%	2.68%	(6.49%) to (0.82%)[1]
Vanguard Extended Market Index Fund	14	53.61 to 54.48	759	0.85% to 1.25%	1.46%	3.10% to 32.65%[1]
Vanguard High-Yield Corporate Fund	96	6.05 to 6.33	600	0.85% to 1.25%	5.05%	0.17% to 3.09%[1]
Vanguard Prime Money Market Fund	614	0.98 to 1.00	610	0.85% to 1.25%	0.00%	(2.00%) to 0.00%[1]
Vanguard REIT Index Fund	23	24.82 to 25.40	586	0.85% to 1.25%	4.35%	(1.14%) to 0.12%[1]
Vanguard Retirement Income Fund	28	12.76 to 12.82	364	0.85% to 1.25%	1.52%	2.21% to 6.61%[3]
Vanguard Short-Term Inflation-Protected Securities Index Fund	30	24.58 to 24.67	739	0.85% to 1.25%	0.00%	(1.92%) to 0.57%[3]
Vanguard Small-Cap Index Fund	15	47.31 to 48.07	705	0.85% to 1.25%	1.68%	2.91% to 32.73%[1]
Vanguard STAR Fund	15	24.30 to 24.42	362	0.85% to 1.25%	2.51%	1.67% to 9.90%[3]
Vanguard Target Retirement 2015 Fund	24	15.06 to 15.11	356	0.85% to 1.25%	3.05%	1.07% to 6.71%[3]
Vanguard Target Retirement 2025 Fund	23	16.00 to 16.05	362	0.85% to 1.25%	3.02%	1.58% to 9.74%[3]
Vanguard Target Retirement 2035 Fund	34	17.24 to 17.30	586	0.85% to 1.25%	4.31%	1.94% to 12.61%[3]
Vanguard Target Retirement 2045 Fund	38	18.03 to 18.09	680	0.85% to 1.25%	4.30%	2.15% to 13.68%[3]
Vanguard Total Bond Market Index Fund	59	10.58 to 10.80	633	0.85% to 1.25%	2.51%	(2.98%) to (0.38%)[1]

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest	Investment Income Ratio **	Total Return Lowest to Highest ***
Wells Fargo Advantage VT Discovery Fund	39,704	33.71 to 34.86	1,370,169	0.75% to 1.25%	0.01%	41.46% to 42.75%
Wilshire 5000 Index Portfolio Investment	27,048	16.40 to 16.97	453,150	0.75% to 1.25%	1.37%	30.47% to 31.22%
Wilshire Large Co. Growth Portfolio Investment	5,498	44.01 to 46.01	249,615	0.75% to 1.25%	0.00%	28.65% to 29.60%
Wilshire Large Co. Value Portfolio Investment	28,967	20.94 to 21.99	628,979	0.75% to 1.25%	0.78%	34.92% to 35.57%
Wilshire Small Co. Value Portfolio Investment	4,600	24.17 to 25.33	114,402	0.75% to 1.25%	0.01%	41.35% to 42.78%
Wilshire VIT 2015 ETF Fund	123,518	13.08 to 13.52	1,649,397	0.75% to 1.25%	1.99%	9.21% to 9.82%
Wilshire VIT 2025 ETF Fund	266,660	12.58 to 13.01	3,432,710	0.75% to 1.25%	1.95%	10.84% to 11.39%
Wilshire VIT 2035 ETF Fund	375,977	12.03 to 12.51	4,646,848	0.75% to 1.25%	1.97%	13.28% to 14.14%
Wilshire VIT Balanced Fund	24,042	24.14 to 25.30	599,982	0.75% to 1.25%	1.79%	16.84% to 17.46%
Wilshire VIT Equity Fund	8,636	25.52 to 26.54	226,355	0.75% to 1.25%	1.71%	28.76% to 29.86%
Wilshire VIT Income Fund	30,884	14.74 to 15.39	469,020	0.75% to 1.25%	2.76%	(3.34%) to (2.61%)
Wilshire VIT International Equity Fund	24,840	14.27 to 14.85	364,959	0.75% to 1.25%	0.82%	11.75% to 12.66%
Wilshire VIT Small Cap Growth Fund	9,602	19.49 to 20.24	193,453	0.75% to 1.25%	0.00%	38.42% to 39.46%
Wilshire VIT Socially Responsible Fund	8,453	17.26 to 18.09	151,239	0.75% to 1.25%	1.13%	26.63% to 28.20%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on January 8, 2013 for M&E Rates .0095, .011 and .0125 and December 9, 2013 for M&E Rate .0085. The returns are for the period January 8, 2013 to December 31, 2013 and December 9, 2013 to December 31, 2013.
2	This fund became available for investment by contract owners of the sub-accounts on May 1, 2013 and the return is for the period May 1, 2013 to December 31, 2013.
3	This fund became available for investment by contract owners of the sub-accounts on May 1, 2013 for M&E Rates .0125, September 5, 2013 for M&E Rate .0095 and December 9, 2013 for M&E Rate .0085. The returns are for the period January 8, 2013 to December 31, 2013, September 5, 2013 to December 31, 2013 and December 9, 2013 to December 31, 2013.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2017 and 2016
(With Independent Auditors’ Report Thereon)

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Drive
Chicago, IL 60601-6436
Independent Auditors’ Report
The Board of Directors
Horace Mann Life Insurance Company:
Report on the Financial Statements
We have audited the accompanying financial statements of Horace Mann Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2017, and the related notes to the statutory financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in notes 1 and 8 to the financial statements, the financial statements are prepared by Horace Mann Life Insurance Company using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

The effects on the financial statements of the variances between the statutory accounting principles described in notes 1 and 8 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting principles and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 2017 and 2016, or the results of its operations, capital and surplus, or its cash flows for each of the years in the three-year period ended December 31, 2017.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2017 and 2016, and the results of its operations, and its cash flow for each of the years in the three-year period ended December 31, 2017, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in notes 1 and 8.
Other Matters
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments – Other than Investments in Related Parties – Schedule I, Supplementary Insurance Information – Schedule III, and Reinsurance – Schedule IV are presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X Rule 7-05 of the Securities and Exchange Commission. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
Chicago, Illinois
April 13, 2018

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2017 and 2016
(In thousands)

	December 31
	2017	2016
Admitted Assets
Cash and investments:
Bonds	$6,411,769	$6,324,878
Preferred stocks	75,111	66,125
Common stocks	37,732	35,944
Mortgage loans on real estate	11,207	10,515
Cash	1,813	12,459
Cash equivalents	29,846	-
Short-term investments	-	7,339
Contract loans	153,635	151,908
Derivatives	15,550	8,694
Other invested assets	244,872	183,647

Total cash and investments	6,981,535	6,801,509

Investment income due and accrued	65,976	63,907
Uncollected premiums	632	781
Deferred premiums	50,147	49,739
Current federal income tax recoverable	8,304	1,047
Deferred tax assets	429	-
Guaranty funds receivable or on deposit	384	426
Receivable from parent and affiliates	1	803
Other assets	3,447	3,063
Variable annuity assets held in separate accounts	2,151,961	1,923,932
Total admitted assets	$9,262,816	$8,845,207
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2017 and 2016
(In thousands, except share data)

	December 31
	2017	2016
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$5,810,489	$5,650,742
Accident and health	2,203	2,293
Unpaid benefits:		
Life	25,998	21,392
Accident and health	81	93
Policyholder funds on deposit	642,208	648,394
Remittances not allocated	2,811	1,090
Total policy liabilities	6,483,790	6,324,004

Interest maintenance reserve	65,381	80,705
Accrued expenses	5,723	6,836
Transfer from separate accounts accrued for expense allowances recognized in reserves	(17,181)	(16,532)
Other liabilities	17,884	12,048
Asset valuation reserve	44,834	43,842
Payable to parent and affiliates	1,418	57
Payable for securities	35,851	23,301
Variable annuity liabilities held in separate accounts	2,151,961	1,923,932
Total liabilities	8,789,661	8,398,193
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Unassigned surplus	426,951	400,810
Total capital and surplus	473,155	447,014
Total liabilities and capital and surplus	$9,262,816	$8,845,207
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2017, 2016 and 2015
(In thousands)

	Year Ended December 31
	2017	2016	2015
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$452,503	$519,121	$547,279
Life	107,969	104,626	99,288
Supplementary contracts	7,324	9,258	8,418
Accident and health	1,926	2,091	2,240
Total premiums, annuity and supplementary contract considerations	569,722	635,096	657,225

Net investment income	335,480	321,846	293,870
Amortization of interest maintenance reserve	9,067	10,689	9,294
Management fee income from separate accounts	25,213	22,154	22,721
Fees from sales of third-party vendor products	479	597	963
Other	5,082	4,731	4,445
Total revenue	945,043	995,113	988,518
Benefits and expenses:
Provisions for claims and benefits:
Annuity	614,719	659,469	679,908
Life	121,774	117,963	113,600
Supplementary contracts	21,851	20,079	18,330
Accident and health	606	419	698
Total claims and benefits	758,950	797,930	812,536

Commissions	31,168	35,877	36,198
General and other expenses	86,365	80,128	68,975
Total benefits and expenses	876,483	913,935	917,709

Net gain before federal income tax expense	68,560	81,178	70,809
Federal income tax expense	13,614	20,032	15,224
Net gain from operations	54,946	61,146	55,585
Realized investment gains/losses net of tax and transfers to interest maintenance reserve	4,022	(9,420)	(12,347)
Net income	$ 58,968	$ 51,726	$ 43,238
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statement of Capital and Surplus
Years ended December 31, 2017, 2016 and 2015
(In thousands)

	Year Ended December 31
	2017	2016	2015
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Unassigned surplus:			
Balance at beginning of year	400,810	375,690	352,450
Net income	58,968	51,726	43,238
Change in net deferred income tax	(9,232)	3,695	(115)
Change in non-admitted assets	8,537	(1,886)	(5,144)
Change in net unrealized capital (losses) gains	11,760	10,720	(2,055)
Change in asset valuation reserve	(992)	(9,135)	2,316
Dividends to stockholder	(42,900)	(30,000)	(15,000)
Balance at end of year	426,951	400,810	375,690
Total capital and surplus	$473,155	$447,014	$421,894
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2017, 2016 and 2015
(In thousands)

	Year Ended December 31
	2017	2016	2015
Cash from operations:
Revenue received:
Premiums considerations and deposits	$ 569,109	$ 634,204	$ 656,930
Investment income	324,121	303,925	277,196
Management fee income from Separate Accounts	25,213	22,154	22,721
Fees from sales of third party vendor products	479	597	963
Other income	5,082	4,731	4,445
Total revenue received	924,004	965,611	962,255
Benefits and expenses paid:
Claims, benefits and net transfers	595,066	452,980	452,777
Expenses	118,329	114,464	107,071
Federal income taxes	18,204	30,148	18,143
Total benefits and expenses paid	731,599	597,592	577,991
Net cash from operations	192,405	368,019	384,264
Cash from investments:
From investments sold or matured:
Bonds	1,224,527	1,038,964	928,340
Stocks	4,216	3,273	9,803
Mortgage loans	519	480	443
Other invested assets	30,176	7,677	6,926
Miscellaneous proceeds	8,011	19	23,156
Total investment proceeds	1,267,449	1,050,413	968,668
Cost of investments acquired:
Bonds	(1,314,631)	(1,401,718)	(1,318,438)
Stocks	(14,039)	(54,618)	(4,600)
Other invested assets	(67,717)	(58,908)	(24,024)
Miscellaneous applications	(10,476)	(7,078)	(1,526)
Total investments acquired	(1,406,863)	(1,522,322)	(1,348,588)
Net increase in contract loans	(1,726)	(3,212)	(3,356)
Total for investments acquired	(1,408,589)	(1,525,534)	(1,351,944)
Net cash used for investments	(141,140)	(475,121)	(383,276)

Cash from financing and miscellaneous:
Cash provided (applied):
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(6,041)	(4,127)	66,896
Dividends to stockholders	(42,900)	(30,000)	(15,000)
Other cash provided	9,537	5,507	2,692
Net cash provided by (used for) financing and miscellaneous	(39,404)	(28,620)	54,588
Net change in cash and short term investments	11,861	(135,722)	55,576
Cash and short-term investments at beginning of year	19,798	155,520	99,944
Cash, cash equivalents and short-term investments at end of year	$ 31,659	$ 19,798	$ 155,520
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2017 and 2016 the Company has no material statutory accounting practices and has no permitted accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital (losses) gains line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.
Mortgage loans, comprised primarily of a loan to an affiliate for home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 8% coupon rate and will be paid in full on May 1, 2029. The company issued one
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

commercial loan with an interest rate of 6.63% in 2017. No new mortgage loans were issued during 2016 and 2015. The Company did not reduce interest rates of any outstanding mortgage loans during 2017, 2016 and 2015. During 2017, 2016 and 2015, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Derivatives, representing one year call options, are carried at fair value.
Within “Other invested assets”, the Company accounts for limited liability companies based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2017 and 2016, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans or debt that has been restructured.
Short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period. For equity method investments, the Company recognizes a loss in value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

An other than temporary impairment shall be considered to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment. For any decline in fair value of an investment in a limited partnership or limited liability company which is determined to be other than temporary, the investment is written down to fair value as the new cost basis and the amount of the write down is recognized as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value, which are determined to be other than temporary, are recorded as realized losses. The Company monitors its investments in limited partnerships and limited liability companies to determine if any significant losses have occurred in the underlying investments held by the limited partnerships or limited liability companies which may indicate the Company’s investment is other than temporarily impaired.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2017	2016
Bonds, preferred stocks and short-term investments	$34,747	$32,521
Real estate and other invested assets	7,106	7,318
Common stocks	2,981	4,003
Total AVR	$44,834	$43,842
At December 31, 2017 and 2016 the AVR was held at a level equal to 93.33% and 85.86%, respectively, of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2017 and 2016 were $7,947 and $4,899, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Policyholder Funds on Deposit
Policyholder funds on deposit primarily include funding agreements with the Federal Home Loan Bank of Chicago of $575,622 and $575,253 as of December 31, 2017 and 2016, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only. At December 31, 2017 and 2016, the supplemental contract liability was $61,142 and $66,814, respectively, based on average credited interest rates of 2.98% and 3.00% in 2017 and 2016, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $702 and $846 at December 31, 2017 and 2016, respectively. Premiums on deposit and dividend accumulations of $1,579 and $1,667 were reported at December 31, 2017 and 2016, respectively. Annuities certain of $3,163 and $3,814 were reported at December 31, 2017 and 2016 respectively.
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums as of December 31, 2017, were as follows:
	Gross	Net of Loading
Ordinary new business	$ 2,933	$ 1,309
Ordinary renewal	41,253	49,552
Group Life	16	16
Total	$44,202	$50,877
Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the Separate Account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Funds.
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level. Under federal tax legislation enacted in December 2017 net operating losses (NOLs) arising from tax years after December 31,2017 can no longer be carried back to prior tax years. NOLs can be carried forward indefinitely but are limited to 80% of taxable income.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Subsequent Events
The Company had no Type I or Type II events subsequent to December 31, 2017 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 13, 2018.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2017	2016	2015
Interest on bonds	$311,829	$301,934	$285,959
Preferred stock income	3,943	2,006	1,505
Common stock income	4,009	7,551	317
Interest on mortgage loans	839	858	895
Interest on short-term investments	659	554	111
Interest on contract loans	8,809	8,545	8,324
Limited liability companies income	10,314	4,815	571
Other investment income	3,296	3,468	3,651
Gross investment income	343,698	329,731	301,333
Investment expenses	8,218	7,885	7,463
Net investment income	$335,480	$321,846	$293,870
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2017 and 2016.
Prepayment Penalty and Acceleration Fees
For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions):
	General Account	Separate Account
(1) Number of CUSIPs	30	—
(2) Aggregate Amount of Investment Income	$7,079	$—
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:
	2017	2016	2015
Reserve balance, beginning of year	$80,705	$ 84,786	$80,251
Current year capital gains (losses), net of tax	(6,258)	6,608	13,829
Amortization of IMR	(9,066)	(10,689)	(9,294)
Reserve balance, end of year	$65,381	$ 80,705	$84,786
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2017	2016	2015
Bonds	$(12,433)	$ 5,243	$ 8,870
Common stocks	(879)	(1,066)	(2,153)
Preferred stocks	(546)	-	(60)
Limited Partnership	8,956	(1,250)	542
Net realized investment gains (losses)	(4,902)	2,927	7,199
Less federal income tax expense	(2,666)	5,739	5,717
Transferred to IMR	6,258	(6,608)	(13,829)
Net realized investment gains (losses) net of tax and transfers to IMR	$ 4,022	$(9,420)	$(12,347)
The net gains (losses) were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $10,675, $8,832 and $14,805 in 2017, 2016 and 2015, respectively. The impairment losses in 2017, 2016 and 2015 were related to common stocks and bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
Change in Net Unrealized Capital Gains (Losses)
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $4,616, $6,200 and $3,268 at December 31, 2017, 2016, and 2015, respectively.
	2017	2016	2015
Net unrealized capital gains (losses):
Beginning	$15,759	$ 5,039	$ 7,094
End of year	27,519	15,759	5,039
Change in net unrealized capital gains (losses)	$11,760	$10,720	$(2,055)
Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2017	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 131,664	$ 10,122	$ (533)	$ 141,253
All Other Governments	50,648	3,903	-	54,551
States, Territories and Possessions
(Direct and Guaranteed)	911,197	123,168	(263)	1,034,103
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,120,352	43,468	(7,856)	1,155,964
Industrial & Miscellaneous (Unaffiliated)	4,171,253	203,832	(10,730)	4,364,355
Hybrid Securities	26,655	1,337	(1,148)	26,844
Preferred Stocks	75,111	5,593	(9)	80,695
Total	$6,486,880	$391,423	$(20,539)	$6,857,765

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2016	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 37,894	$ 1,716	$ -	$ 39,610
All Other Governments	52,764	4,193	(82)	56,875
States, Territories and Possessions
(Direct and Guaranteed)	895,823	101,359	(9,582)	987,600
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	887,621	49,878	(15,742)	921,757
Industrial & Miscellaneous (Unaffiliated)	4,425,646	172,405	(36,044)	4,562,007
Hybrid Securities	25,130	839	(2,218)	23,751
Preferred Stocks	66,125	2,248	(2,513)	65,860
Total	$6,391,003	$332,638	$(66,181)	$6,657,460
U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $351,058 and $265,054; Federal Home Loan Mortgage Association of $371,321 and $352,824; Government National Mortgage Association of $95,567 and $105,444; and Other Government of $546,646 and $301,837 as of December 31, 2017 and 2016, respectively.
At December 31, 2017 and 2016, the fair value and gross unrealized capital losses of investments in bonds and stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
December 31, 2017	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds				
U.S. Governments	$ 8,775	$ (87)	$ 6,927	$ (446)
All Other Governments	-	-	-	-
States, Territories And Possessions				
(Direct and Guaranteed)	11,445	(34)	8,415	(229)
Special Revenue & Special Assessment				
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	271,429	(2,677)	154,619	(5,179)
Industrial & Miscellaneous (Unaffiliated)	545,408	(4,384)	220,154	(6,346)
Hybrid Securities	4,899	(101)	9,907	(1,047)
Preferred stocks	2,491	(9)	-	-
Common Stock	3,291	(67)	-	-
Total	$847,738	$(7,359)	$400,022	$(13,247)
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2016	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ -	$ -	$ -	$ -
All Other Governments	1,417	(82)	-	-
States, Territories And Possessions				
(Direct and Guaranteed)	171,848	(6,047)	9,843	(3,535)
Special Revenue & Special Assessment				
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	345,979	(15,199)	3,235	(544)
Industrial & Miscellaneous (Unaffiliated)	1,236,646	(29,465)	272,601	(6,579)
Hybrid Securities	5	(350)	11,101	(1,868)
Preferred stocks	29,854	(1,647)	6,592	(867)
Common Stock	887	(887)	-	-
Total	$1,786,636	$(53,677)	$303,372	$(13,393)
At December 31, 2017, the gross unrealized capital loss position in the investment portfolio was $20,606 (389 positions and 16.9% of the investment portfolio’s fair value). Securities with an investment grade rating represented 97% of the gross unrealized capital losses. The largest single unrealized capital loss was $1,047 on Hybrid Securities. The portfolio included 131 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $13,247. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2017 as temporary, expects recovery in fair value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2017.
Bonds by NAIC class at December 31 are as follows:
	2017		2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$4,597,988	$4,856,569	$4,226,714	$4,418,062
Class 2	1,698,184	1,801,893	1,926,043	2,001,434
Class 3	95,254	97,159	120,057	121,581
Class 4	14,390	14,590	41,025	37,859
Class 5	4,935	5,841	4,915	6,526
Class 6	1,018	1,018	6,124	6,138
Total by class	$6,411,769	$6,777,070	$6,324,878	$6,591,600
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs) at December 31, 2017 was $398,081 compared to a $381,047 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 7.1 years. The Company’s investment in CMOs, excluding mortgage obligations of United States governmental agencies, represented 0.9% of the Company’s bond portfolio at December 31, 2017.
At December 31, 2017 and 2016, 5.8% and 4.9% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2017	Carrying Value	Fair Value
Due in one year or less	$ 217,222	$ 221,876
Due after one year through five years	1,741,943	1,805,630
Due after five years through ten years	2,045,979	2,126,678
Due after ten years through twenty years	1,612,364	1,737,349
Due after twenty years	794,261	885,537
Total bonds	$6,411,769	$6,777,070
Proceeds from the sale of investments in bonds and stocks during 2017, 2016 and 2015 were $344,035, $277,778 and $307,949, respectively. Gross gains of $8,880, $11,634 and $18,256 and gross losses of $11,822, $1,243 and $4,674 were realized on those sales for 2017, 2016 and 2015, respectively.
Loan-backed and Structured Securities
At December 31, 2017, the Company had loan-backed securities with a fair value of $2,263,931 and a carrying value of $2,226,989. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
The other-than-temporary impairments (OTTI) on loan-backed and structured securities recognized during the year ended December 31, 2017, 2016 and 2015 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2017
Intent to sell	$34,568	$-	$2,030	$32,538
Inability or lack of intent to hold	-	-	-	-
Total	34,568	-	2,030	32,538
Year Ended December 31, 2016
Intent to sell	$34,375	$-	$ 219	$34,156
Inability or lack of intent to hold	-	-	-	-
Total	34,375	-	219	34,156
Year Ended December 31, 2015
Intent to sell	$ 9,497	$-	$ 196	$ 9,301
Inability or lack of intent to hold	-	-	-	-
Total	9,497	-	196	9,301
As of December 31, 2017, the Company held six structured securities with a recognized other-than-temporary impairment, which were impaired during the current year. The basis for the other-than-temporary impairment of the structured security (all non-interest related) was due to change of intent.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

At December 31, 2017, the Company had loan-backed and structured securities with an aggregate unrealized loss of $9,497. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$556,748	$(3,114)	$205,787	$(6,383)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2017	2016
Held for all policyholders	$1,691	$1,685
Held for policyholders in certain states	1,073	1,007
Total deposits	$2,764	$2,692
Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $11,500 of FHLB capital stock. In exchange, the Company had funding capacity available of $2,315,704 and $2,211,302 at December 31, 2017 and 2016, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 5.0% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. The Company had $575,622 and $575,253 in outstanding advances with $554,290 and $547,567 in assets pledged as collateral to the FHLB at December 31, 2017 and 2016, respectively. The outstanding advances mature in September 2019, December 2023 and January 2026. The weighted average interest rate was 1.26% as of December 31, 2017. Interest rates reset either monthly or quarterly.
Restricted Assets (Including Pledged) are as follows:
Gross Restricted
Current Year								Percentage
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 11,500	$-	$ 11,500	$ 11,500	$ -	$-	$ 11,500	0.12%	0.12%
On deposit with states	2,765	-	2,765	2,692	73	-	2,765	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	554,290	-	554,290	547,567	6,723	-	554,290	5.98%	5.98%
Total Restricted Assets	$568,555	$-	$568,555	$561,759	$6,796	$-	$568,555	6.14%	6.14%
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Mortgage Loans
Aging analysis of mortgage loans aggregated by type were as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2017
Recorded Investment (All)
Current	$-	$-	$51	$-	$11,156	$-	$11,207
December 31, 2016
Recorded Investment (All)
Current	$-	$-	$57	$-	$10,458	$-	$10,515
Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to indexed fixed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized gains on derivative assets at December 31, 2017, were $10,154.
The Company utilizes multiple counterparties and evaluates the creditworthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counter party provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2017
Cash	$15,584	$15,584	0.22%	0.22%
Total Collateral Assets	$15,584	$15,584	0.22%	0.22%
December 31, 2016
Cash	$ 8,824	$ 8,824	0.13%	0.13%
Total Collateral Assets	$ 8,824	$ 8,824	0.13%	0.13%
Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2017 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2017	2016
Life	$ 951,446	$ 946,988	1980 CSO/CET	4.0-6.0%
	192,497	158,874	2001 CSO	3.5-4.0
	114,451	118,383	1958 CSO/CET	2.5-4.5
	71,451	67,283	Various	2.5-5.5
	3,849	4,169	1941 CSO	2.5-4.5

Annuity	2,314,707	2,229,625	1971 IAM	3.0-5.5
	58,069	58,358	a-1949	3.0-5.5
	560	574	1937 SAT	3.0
	182	209	MGDB
	1,396,523	1,406,715	a-2000	1.0-5.0
	171,789	246,445	1983a	3.0-4.5
	419,199	298,348	2012 IAR	1.0-4.0

Supplementary contract with life contingencies	15,540	17,504	1983a	6.25-11.0
	75,459	79,331	a-2000	4.0-7.0
	231	285	1971 IAM	11.25
	19	29	1937 SAT	3.5
	24,517	17,622	2012 IAR	4.0
Total	$5,810,489	$5,650,742
For approximately 87%, or $3.8 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
December 31, 2017	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal
With fair value adjustment	57,793	-	-	57,793	1%
At book value less current surrender charge of 5% or more	1,405,645	-	-	1,405,645	19%
At fair value	-	2,133,360	1,420	2,134,780	29%
Total with adjustment or at market value	1,463,438	2,133,360	1,420	3,598,218	
At book value without adjustment (minimal or no charge or adjustment)	2,957,003	-	-	2,957,003	41%
Not subject to discretionary withdrawal	697,883	-	-	697,883	10%
Total (gross)	5,118,324	2,133,360	1,420	7,253,104	100%
Reinsurance ceded	21	-	-	21	
Total (net)	5,118,303	2,133,360	1,420	7,253,083	
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2016	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal
With fair value adjustment	33,962	-	-	33,962	0%
At book value less current surrender charge of 5% or more	1,495,143	-	-	1,495,143	22%
At fair value	-	1,814,202	93,198	1,907,400	28%
Total with adjustment or at market value	1,529,105	1,814,202	93,198	3,436,505	
At book value without adjustment (minimal or no charge or adjustment)	2,776,851	-	-	2,776,851	40%
Not subject to discretionary withdrawal	696,659	-	-	696,659	10%
Total (gross)	5,002,615	1,814,202	93,198	6,910,015	100%
Reinsurance ceded	22	-	-	22	
Total (net)	5,002,593	1,814,202	93,198	6,909,993	
* -	Represents variable contracts with a guaranteed minimum death benefit (no rate guarantee).

	2017	2016
Reconciliation of total annuity actuarial reserves and deposit funds liabilities:
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$4,361,030	$4,240,274
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	115,766	114,771
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	641,506	647,548
Subtotal	5,118,302	5,002,593
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	2,131,576	1,904,402
Exhibit 3, Line 0399999, Column 2	3,204	2,998
Subtotal	2,134,780	1,907,400
Combined Total	$7,253,082	$6,909,993

Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2017	2016
Present value of amounts not yet due on claims (3% interest rate)	$2,092	$2,173
Additional contract reserves	42	42
Unearned premiums and other	69	78
Aggregate accident and health reserves	$2,203	$2,293
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:
	2017	2016
Aggregate reserves for accident and health	$2,203	$2,293
Unpaid benefits for accident and health	81	93
Less: Additional contract reserves	(42)	(43)
Unearned premiums and other	(69)	(78)
Accident and health claim reserves and liabilities	$2,173	$2,265
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
	2017	2016	2015
Net balance at January 1	$2,265	$2,681	$2,898
Incurred related to:
Current year	973	982	977
Prior years	(357)	(557)	(268)
Total incurred	616	425	709
Paid related to:
Current year	143	232	168
Prior years	565	609	758
Total paid	708	841	926
Net balance at December 31	$2,173	$2,265	$2,681
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $357, $557, and $268 in 2017, 2016 and 2015, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $120,437, $121,988, and $122,239 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2017, 2016 and 2015, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $9,945 and $10,458 as of December 31, 2017 and 2016, respectively.
The Company had a net balance receivable (payable) from affiliates of $(1,417) and $746 at December 31, 2017 and 2016, respectively.
ELICA reinsures all of the Company’s life insurance business, except indexed universal life, in the state of Arizona. ELICA also assumed a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(5) Federal Income Taxes
On December 22, 2017, comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the”Tax Act”) was enacted by the U.S. government. The Tax Act is generally effective January 1, 2018, and among other changes, reduced the federal corporate income tax rate from 35% to 21%, eliminated the corporate Alternative Minimum Tax, modified numerous insurance-specific provisions, and further limited deductions for executive compensation. The effects of the Tax Act are reflected in the Company’s deferred tax calculations as of December 31, 2017.
SSAP NO. 101, Income Taxes requires deferred tax assets and liabilities to be re-measured at the enacted tax rate that is expected to be applied when the temporary differences are to be realized. As a result, for 2017 a tax charge in surplus for the re-measurement of deferred tax assets and liabilities due to the federal tax rate changes was as follows:
Change in net unrealized gains or (losses)	$(3,077)
Change in net deferred income tax	4,549
Less: Change in nonadmitted assets	(1,186)
Total charge to surplus	$ 286
The Company has recorded provisional amounts for the taxes associated with its partnership investments based on information available at December 31, 2017. The Company has reasonably estimated the tax impact of its partnership investments; however, accumulated foreign earnings in the Company’s partnership investments could be impacted by the Tax Act. As part of its normal U.S. income tax return preparation process, the Company expects taxes to be adjusted as final earnings from partnership investments are received. Any adjustments to provisional amounts will impact the Company’s surplus and must be reflected no later than in the Company’s December 31, 2018 financial statements.
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
1. Components of Net Deferred Tax Asset/(Liability)	2017
	Ordinary	Capital	Total
(a) Total Gross deferred tax assets	$50,256	$6,394	$56,650
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	50,256	6,394	56,650
(d) Deferred tax assets nonadmitted	-	1,779	1,779
(e) Net deferred tax asset (liability)	50,256	4,615	54,871
(f) Total deferred tax liabilities	49,827	4,615	54,442
(g) Admitted deferred tax asset (liability)	$ 429	$ -	$ 429

	2016
	Ordinary	Capital	Total
(a) Total Gross deferred tax assets	$42,949	$16,076	$59,025
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	42,949	16,076	59,025
(d) Deferred tax assets nonadmitted	-	9,855	9,855
(e) Net deferred tax asset (liability)	42,949	6,221	49,170
(f) Total deferred tax liabilities	42,949	6,221	49,170
(g) Admitted deferred tax asset (liability)	$ -	$ -	$ -
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Change
	Ordinary	Capital	Total
(a) Total Gross deferred tax assets	$7,307	$(9,682)	$(2,375)
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	7,307	(9,682)	(2,375)
(d) Deferred tax assets nonadmitted	-	(8,076)	(8,076)
(e) Net deferred tax asset (liability)	7,307	(1,606)	5,701
(f) Total deferred tax liabilities	6,878	(1,606)	5,272
(g) Admitted deferred tax asset (liability)	$ 429	$ -	$ 429
The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
2. Admission Calculation Components	2017
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b)1 and 2(b)2 below)	3,685	-	3,685
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,685	-	3,685
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	77,634
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	46,571	4,615	51,186
(d) Deferred tax assets admitted as the result of application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))	$50,256	$4,615	$54,871

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2016
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	$10,709	$ -	$10,709
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	-	-	-
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	7,389	-	7,389
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	73,628
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	32,240	6,221	38,461
(d) Deferred tax assets admitted as the result of application of SSAP No. 101(Total 2(a)+2(b)+2(c))	$42,949	$6,221	$49,170
	Change
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	$(10,709)	$ -	$(10,709)
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	3,685	-	3,685
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(3,704)	-	(3,704)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	4,006
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	14,331	(1,606)	12,725
(d) Deferred tax assets admitted as the result of application of SSAP No. 101(Total 2(a)+2(b)+2(c))	$ 7,307	$(1,606)	$ 5,701
Other admissibility criteria include:
	2017	2016
Ratio percentage used to determine recovery period and threshold limitation amount	1013%	918%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$517,560	$490,856
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2017, the Company had no temporary differences for which a deferred tax liability was not recognized.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Current income taxes incurred consists of the following major components:
	2017	2016	2015
Federal	$13,614	$20,032	$15,224
Foreign	-	-	-
Subtotal	13,614	20,032	15,224
Federal income tax on net capital gains	(2,666)	5,739	5,717
Federal and Foreign income taxes incurred	$10,948	$25,771	$20,941
Deferred income tax assets and liabilities consist of the following major components:
	2017	2016	Change
Deferred tax assets:			
Ordinary:			
Policyholder reserves	$40,074	$26,235	$13,839
Investments	49	-	49
Deferred acquisition costs	6,530	10,594	(4,064)
Compensation and benefit accrual	3,102	5,418	(2,316)
Pension accrual	217	352	(135)
Receivables – nonadmitted	139	220	(81)
Other	145	130	15
Subtotal	50,256	42,949	7,307
Admitted ordinary deferred tax assets	$50,256	$42,949	$ 7,307
Capital:			
Investments	$ 6,394	$16,076	$ (9,682)
Subtotal	6,394	16,076	(9,682)
Nonadmitted deferred tax assets	1,779	9,855	(8,076)
Admitted capital deferred tax assets	$ 4,615	$ 6,221	$ (1,606)
Total admitted deferred tax assets	$54,871	$49,170	$ 5,701

	2017	2016	Change
Deferred tax liabilities:
Ordinary:
Investments	$14,098	$23,333	$ (9,235)
Fixed assets	850	1,684	(834)
Deferred and uncollected premium	11,000	17,701	(6,701)
Policyholder reserves	92	231	(139)
Policyholder reserves (transition rule)	23,787	-	23,787
Total ordinary deferred tax liabilities	$49,827	$42,949	$ 6,878
Capital:
Investments	$ -	$ 21	$ (21)
Unrealized capital gains	4,615	6,200	(1,585)
Total capital deferred tax liabilities	4,615	6,221	(1,606)
Total deferred tax liabilities	$54,442	$49,170	$ 5,272

Net deferred tax asset	$ 429	$ -	$ 429
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:
	2017	2016	2015
Income before taxes	$63,658	$84,105	$78,008
Expected income tax expense at 35% statutory rate	$22,280	$29,437	$27,303
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$ (3,915)	$ (3,376)	$ (3,120)
Tax-exempt interest	(34)	(49)	(102)
Tax adjustment for IMR	(3,173)	(3,741)	(2,923)
Nondeductible compensation accruals	(1,251)	(94)	(58)
Deferred tax benefit on nonadmitted assets	(11)	(166)	(6)
Options	2,069	1,846	(709)
Return to provision	(336)	(2,009)	363
Remeasurement of deferred tax after enacted tax rate change	4,549	-	-
Other	2	228	308
Total income tax expense reported	$20,180	$22,076	$21,056
Current income tax expense incurred	$10,948	$25,771	$20,941
Change in deferred income tax	7,647	(763)	99
Change in deferred tax on unrealized gains and losses	1,585	(2,932)	16
Total income tax expense reported	$20,180	$22,076	$21,056
At December 31, 2017, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.
Under the Tax Act life insurance companies are not permitted to carryback ordinary losses effective for losses occurring in tax yeas beginning after December 31, 2017.
At December 31, 2017, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2017, the Company’s federal income tax returns for years prior to 2014 are no longer subject to examination by the Internal Revenue Service (“IRS”).
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2017	2016	2015
Balance as of beginning of the year	$1,457	$1,039	$ 656
Increases related to prior year tax contingencies	36	288	-
Decreases related to prior year tax contingencies	-	-	(15)
Increases related to current year tax contingencies	240	206	398
Lapse of statute	(327)	(76)	-
Balance as of the end of the year	$1,406	$1,457	$1,039
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2018 without prior approval are approximately $58,900. Ordinary dividends of $42,900, $30,000 and $15,000 were paid in 2017, 2016 and 2015, respectively.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into the three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method by which fair value was determined. The three levels are defined as follows.
Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market, as well as U.S. Treasury debt.
Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, and preferred stock and derivative securities.
Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity investments.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2017
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:				
Bonds				
Industrial and Misc.	$ -	$ -	$ 1,012	$ 1,012
Total Bonds	$ -	$ -	$ 1,012	$ 1,012
Common Stock				
Industrial and Misc.	$ -	$11,501	$26,231	$ 37,732
Total Common Stock	$ -	$11,501	$26,231	$ 37,732
Total Derivatives	$ -	$15,550	$ -	$ 15,550
Separate Account Assets	$2,151,961	$ -	$ -	$2,151,961
Total assets at fair value	$2,151,961	$27,051	$27,243	$2,206,255
Liabilities at fair value:				
Separate Account Liabilities	$2,151,961	$ -	$ -	$2,151,961
Total liabilities at fair Value	$2,151,961	$ -	$ -	$2,151,961
December 31, 2016
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds				
Industrial and Misc.	$ -	$ -	$ 1,012	$ 1,012
Total Bonds	$ -	$ -	$ 1,012	$ 1,012
Common Stock				
Industrial and Misc.	$ 1,113	$11,501	$23,330	$ 35,944
Total Common Stock	$ 1,113	$11,501	$23,330	$ 35,944
Total Derivatives	$ -	$ 8,694	$ -	$ 8,694
Separate Account Assets	$1,923,932	$ -	$ -	$1,923,932
Total assets at fair value	$1,925,045	$20,195	$24,342	$1,969,582
Liabilities at fair value:				
Separate Account Liabilities	$1,923,932	$ -	$ -	$1,923,932
Total liabilities at fair Value	$1,923,932	$ -	$ -	$1,923,932

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
The Company did not have any transfers between Levels 1 and 2 during the year ended December 31, 2017.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Rollforward of level 3 items are as follows:
Description	Balance at 1/1/2017	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2017
Financial Instruments
Corporate Bonds	$ 1,012	$ -	$-	$ -	$ -	$-	$ -	$ 1,012
Common Stock	$23,330	$3,476	$-	$(1)	$1,426	$-	$(1,999)	$26,232
Total Assets	$24,342	$3,476	$-	$(1)	$1,426	$-	$(1,999)	$27,244
Policy on Transfers Into and Out of Level 3
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. The Company transferred $3,476 and $4,620 to Level 3 at December 31, 2017 and 2016, respectively because of a lack of observable market data due to a decrease in market activity for these securities.
The fair value for all financial instruments are as follows:
December 31, 2017
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3
Financial instruments – Assets
Bonds	$6,777,070	$6,411,769	$ 4,072	$6,573,210	$199,788
Preferred Stocks	80,695	75,111	22,551	58,144	-
Common Stocks	37,732	37,732	-	11,501	26,231
Derivatives	15,550	15,550	-	15,550	-
Cash Equivalents	29,846	29,846	29,846	-	-
Mortgage Loans and Policy Loans	171,550	164,842	-	-	171,550
Other Invested Assets	231,015	221,846	20,562	35,077	175,376
Separate Account Assets	2,151,961	2,151,961	2,151,961	-	-
Total Assets	$9,495,419	$9,108,657	$2,228,992	$6,693,482	$572,945
Financial instruments – Liabilities
Separate Accounts Liabilities	$2,151,961	$2,151,961	$2,151,961	$ -	$ -
Total Liabilities	$2,151,961	$2,151,961	$2,151,961	$ -	$ -
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2016
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3
Financial instruments - Assets					
Bonds	$6,591,600	$6,324,878	$ 4,182	$6,403,581	$183,837
Preferred Stocks	65,860	66,125	20,556	45,304	-
Common Stocks	35,944	35,944	1,113	11,501	23,330
Derivatives	8,694	8,694	-	8,694	-
Short Term Investments	7,334	7,339	6,583	751	-
Mortgage Loans and Policy Loans	169,266	162,423	-	-	169,266
Other Invested Assets	190,358	183,647	19,368	32,044	138,946
Separate Account Assets	1,923,932	1,923,932	1,923,932	-	-
Total Assets	$8,992,988	$8,712,982	$1,975,734	$6,501,875	$515,379
Financial instruments - Liabilities					
Separate Accounts Liabilities	$1,923,932	$1,923,932	$1,923,932	$ -	$ -
Total Liabilities	$1,923,932	$1,923,932	$1,923,932	$ -	$ -
For debt securities, each month the Company obtains prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. The broker-dealer’s valuation methodology is sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The market inputs utilized in the evaluation measures and adjustments include: benchmark yield curves, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are reasonable and accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2017.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value. There were no significant changes to the valuation process in 2017.
The fair values of derivative instruments, primarily call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2017.
(8) Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices
Statutory accounting practices differs from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	For traditional life products, aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal. For IUL products, the aggregate reserve is the account value plus the value of the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(b)	Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.
(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)	Asset valuation and interest maintenance reserves are not provided.
(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.
(j)	Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.
(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.
(l)	A statement of comprehensive income (loss) is required.
(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)	Deferred premium assets are not provided.
(o)	DTAs are not subject to admissibility limitations under GAAP.
(p)	Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
The aggregate effect of the foregoing differences has not been determined separately for the Company, but is presumed to be material.
(9) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2017	2016	2015
Direct life insurance premiums	$115,049	$111,499	$105,917
Life insurance premiums ceded:			
To ELICA	1,316	1,252	1,211
Other	5,764	5,621	5,418
Net life insurance premiums as reported	107,969	104,626	99,288
Life insurance reserves ceded:			
To ELICA	16,898	16,285	15,901
To other companies	6,757	6,430	7,237
Total life ceded	23,655	22,715	23,138
Direct accident and health premiums			
Direct accident and health premium	2,861	3,117	3,350
Ceded accident and health premium	935	1,026	1,110
Net accident and health premium	$ 1,926	$ 2,091	$ 2,240
The maximum amount of direct individual ordinary insurance retained on any standard life is $300 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. In 2017, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company has taken $1,811 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and two non-qualified retirement plans. Expense allocated to the Company in 2017, 2016 and 2015 for the qualified plans was $2,625, $2,402 and $2,559, respectively. Expense allocated to the Company in 2017, 2016 and 2015 for the non-qualified plans was $357, $315 and $342, respectively.
Substantially all employees participate in a 401(k) plan. The Parent matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum which vests after 5 years of service– in addition to providing an automatic 3% “safe harbor” contribution which vests immediately.
Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. The Parent’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. All assets for the qualified plans are held in their respective plan trusts.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under the frozen non-qualified defined benefit plan. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plan were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plan and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(11) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2017 and 2016, all the separate account assets are legally insulated from the Company’s general account claims.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
Information regarding the separate accounts of the Company is as follows:
	2017	2016
Legally insulated assets by product:
Individual Annuity	$1,969,107	$1,697,760
Supplemental Contracts	3,204	2,998
Group Annuities	179,650	223,174
Total	$2,151,961	$1,923,932
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
	2017	2016	2015
Transfers to separate accounts	$ 174,158	$ 164,042	$ 175,367
Transfers from separate accounts	(246,767)	(183,442)	(160,998)
Net transfers to (from) separate accounts	$ (72,609)	$ (19,400)	$ 14,369
(12) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. Interest rates paid during 2017 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2017		2016
	Number	Balance	Number	Balance
Up to and including 12 months	31	$ 2,291	52	$ 4,472
13 to 24 months	45	3,060	31	1,170
25 to 36 months	23	756	16	794
37 to 48 months	14	671	17	659
49 to 60 months	15	540	17	744
Greater than 60 months	228	7,574	234	7,496
TOTAL	356	$14,892	367	$15,335
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2017:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	365	$15,275	2	$59
Number/amount of retained assets account issued/added during the year	43	3,393	-	-
Investment earnings credited to retained asset accounts during the year	-	216	-	1
Fees and other charges assessed to retained asset accounts during the year	-	-	-	-
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	10	2	-	-
Number/amount of retained asset accounts closed/withdrawn during the year	43	4,042	1	8
Number/balance of retained asset accounts at the end of the year	355	$14,840	1	$52
(13) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $85,538 for the year ended December 31, 2017.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2017, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $384 as of December 31, 2017 and $246 as of December 31, 2016. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis.
Rollforward of Related Assets
2017
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$426
Decreases current year:
Premium tax offsets	90
Amounts no longer available for offset	3
Increases current year
Premium tax offsets paid and accrued	51
Other increases	-
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$384
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $68, $74 and $106 during 2017, 2016 and 2015, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 26-50 in each of 2017, 2016 and 2015.
(14) Risk-Based Capital
The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2017, the Company's actual total adjusted capital was $517,989 and the authorized control level risk-based capital was $51,081.
(15) Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;
•	market value risk, which is the risk that mark-to-market adjustments on certain limited partnership equity method investments may reduce and/or cause volatility in our reported results of operations;
•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in the financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;
•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;
•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims;
•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets; and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

•	Access risk, which is the risk of our inability to access Federal Home Loan Bank (“FHLB”) funding which could adversely affect our results of operations.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio
•	the book yield of the investment portfolio; and
•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.
Credit Risk
Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2017
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$1,363,524	$1,411,447	$1,363,524
State, municipalities and political subdivisions	1,228,455	1,385,336	1,228,455
Foreign government bonds	95,606	101,310	95,606
Other corporate bonds	3,724,184	3,878,977	3,724,184
Total debt securities	$6,411,769	$6,777,070	$6,411,769
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$ 75,111	$ —	$ 75,111
Common stocks	37,732	—	37,732
Total equity securities	$ 112,843	$ —	$ 112,843
Mortgage loans on real estate	$ 11,207	XXX	$ 11,207
Real estate	—	XXX	—
Contract loans	153,635	XXX	153,635
Cash and short-term investments	31,659	XXX	31,659
Receivable for securities	—	XXX	—
Derivatives	15,550	XXX	15,550
Other investments	244,872		244,872
Total investments	$6,981,535		$6,981,535
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2017, 2016 and 2015
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2017:
Life	$-	$1,346,624	$ -	$ 2,247	$107,969	$ 74,863	$121,774	$-	$ 45,126	$-
Annuity	-	4,374,061	-	3,163	452,503	249,993	614,719	-	69,968	-
Supplementary Contracts	-	115,802	-	636,764	7,324	10,340	21,851	-	1,060	-
Accident and Health	-	2,225	59	34	1,926	284	606	-	1,379	-
Total	$-	$5,838,712	$59	$642,208	$569,722	$335,480	$758,950	$-	$117,533	$-
2016:
Life	$-	$1,305,484	$ -	$ 2,461	$104,626	$ 73,244	$117,963	$-	$ 45,445	$-
Annuity	-	4,251,840	-	3,814	519,121	237,727	659,469	-	68,106	-
Supplementary Contracts	-	114,811	-	642,067	9,258	10,576	20,079	-	953	-
Accident and Health	-	2,326	59	52	2,091	299	419	-	1,501	-
Total	$-	$5,674,461	$59	$648,394	$635,096	$321,846	$797,930	$-	$116,005	$-
2015:
Life	$-	$1,265,124	$ -	2,546	$ 99,288	$ 69,852	$113,600	$-	$ 41,176	$-
Annuity	-	3,946,912	-	3,909	547,279	212,970	679,908	-	61,545	-
Supplementary Contracts	-	112,921	-	645,840	8,418	10,723	18,330	-	982	-
Accident and Health	-	2,746	61	49	2,240	325	698	-	1,470	-
Total	$-	$5,327,703	$61	$652,344	$657,225	$293,870	$812,536	-	$105,173	$-
(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2017, 2016 and 2015
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2017: Life insurance in force	$17,564,270	$4,491,432	$-	$13,072,838	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 115,049	$ 7,080	$-	$ 107,969	0.0%
Annuity	452,503	-	-	452,503	0.0%
Supplementary contracts	7,324	-	-	7,324	0.0%
Accident and health	2,861	935	-	1,926	0.0%
Total premiums	$ 577,737	$ 8,015	$-	$ 569,722	0.0%
2016: Life insurance in force	$17,025,125	$4,257,670	$-	$12,767,455	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 111,499	$ 6,873	$-	$ 104,626	0.0%
Annuity	519,121	-	-	519,121	0.0%
Supplementary contracts	9,258	-	-	9,258	0.0%
Accident and health	3,117	1,026	-	2,091	0.0%
Total premiums	$ 642,995	$ 7,899	$-	$ 635,096	0.0%
2015: Life insurance in force	$16,504,539	$3,811,645	$-	$12,692,894	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 105,917	$ 6,629	$-	$ 99,288	0.0%
Annuity	547,279	-	-	547,279	0.0%
Supplementary contracts	8,418	-	-	8,418	0.0%
Accident and health	3,350	1,110	-	2,240	0.0%
Total premiums	$ 664,964	$ 7,739	$-	$ 657,225	0.0%
See accompanying independent auditors’ report.

PART C: OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof.
Horace Mann Life Insurance Company Qualified Group Annuity Separate Account
-Report of Independent Registered Public Accounting Firm, dated April 16, 2018
-Statements of Net Assets—December 31, 2017
-Statements of Operations—For the Year Ended December 31, 2017
-Statements of Changes in Net Assets For the Year Ended December 31, 2017
-Statements of Changes in Net Assets For the Year Ended December 31, 2016
-Notes to Financial Statements—December 31, 2017
Horace Mann Life Insurance Company
-Report of Independent Registered Public Accounting Firm, dated April 13, 2018
-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus—As of December 31, 2017 and 2016
-Statutory Statements of Operations—For the Years Ended December 31, 2017, 2016 and 2015
-Statutory Statements of Capital and Surplus—For the Years Ended December 31, 2017, 2016 and 2015
-Statutory Statements of Cash Flow—For the Years Ended December 31, 2017, 2016 and 2015
-Notes to Statutory Financial Statements—December 31, 2017, 2016 and 2015
-Supplemental Schedules to Statutory Financial Statements—December 31, 2017 and 2016
(b) Exhibits

(1) Resolution of Board of Directors(3)
(2) Agreements for Custody Not Applicable
(3) Underwriting Agreement(4)
3(a) Schedule of Remuneration(5)
(4) (a) Form of Group Variable Annuity Contract(3)
(b) Form of Certificate(3)
(b)(1) Contract Discontinuance Endorsement(5)
(5) Form of Application/Enrollment Form(3)
(6) Certificate of Incorporation and Bylaws(2)
(7) Contract of Reinsurance Not Applicable
(8) Other Contracts(1)
(9) Opinion and Consent of Counsel(1)
(10) Independent Registered Public Accounting Firm Consent(1)
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm’s Report Thereon(1)
(12) Agreement regarding initial capital Not Applicable

(1) Filed herewith.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).
(3) Incorporated by reference to Initial Registration to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated October 31, 2006 (File Nos. 333-138322 and 811-21974).
(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated March 14, 2007 (File Nos. 333-138322 and 811-21974).
(5) Incorporated by reference to Post-Effective Amendment No 14 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 28, 2014 (File Nos. 333-138322 and 811-21974).
Item 25. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, President & Chief Executive Officer
Donald M. Carley	Director, General Counsel, Corporate Secretary & Chief Compliance Officer
Bret A. Conklin	Director, Executive Vice President, & Chief Financial Officer
Angela S. Christian	Vice President & Treasurer
Bret L. Benham	Director & Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Certificate Owners
As of March 31, 2018, the number of Certificate Owners of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account was 16,589, of which all were qualified Certificate Owners.
Item 28. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Group Annuity Separate Account and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Norman R. Sherman	Director, President, Chief Executive Officer & Chief Compliance Officer
Kimberly A. Johnson	Chief Financial Operations Officer
Donald M. Carley	Director
Diane M. Barnett	Tax Compliance Officer
Angela S. Christian	Treasurer
Bret L. Benham	Director & Chairman
Elizabeth E. Arthur	Secretary
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Group Annuity Separate Account during the fiscal year ended December 31, 2017:.
Name of Principal Underwriter	New Underwriting Discounts and Commission	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$4,730,378	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.
Item 31. Management Services
Not applicable.
Item 32. Undertakings
(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on Section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Group Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
(c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Group Contract may be accepted.
(d) The Registrant undertakes to include either (1) as part of any application to purchase a Certificate issued under the Group Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf in the City of Springfield, and State of Illinois, on this 27thth day of April, 2018.
BY: HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

(Registrant)
By:	Horace Mann Life Insurance Company
(Depositor)
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.
Attest:	/s/ DONALD M. CARLEY	By:	/s/ MARITA ZURAITIS
Donald M. Carley		Marita Zuraitis,
Corporate Secretary		President and Chief Executive Officer
of the Depositor		of the Depositor

SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, President and Chief Executive Officer	April 27, 2018
Marita Zuraitis
/s/ BRET A. CONKLIN	Director, Executive Vice President and Chief Financial Officer	April 27, 2018
Bret A. Conklin
s/ DONALD M. CARLEY	General Counsel, Corporate Secretary and Chief Compliance Officer	April 27, 2018
Donald M. Carley

SIGNATURE	TITLE	DATE
/S/ Bret L. Benham	Director and Executive Vice President	April 27, 2018
Bret L. Benham

Exhibit Index
(8)	Participation Agreements
(9)	Opinion and Consent of Counsel
(10)	Independent Auditors Consent
(11)	Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors' Report thereon